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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR/A


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company
  Act file number:    811-21475
                      Tamarack Funds Trust
                      90 South Seventh Street, Minneapolis, MN 55402


                      BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219 (Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 470-8000

Date of fiscal year end:   4/30/04

Date of reporting period:  4/30/04

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TAMARACK FUNDS
Annual Report                                                     April 30, 2004









                                     [PHOTO]









GOVERNMENT INCOME FUND
QUALITY FIXED INCOME FUND
NORTH CAROLINA TAX-FREE BOND FUND












                                                           [LOGO] TAMARACK FUNDS

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Funds' performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. These indices include the S&P 500, Russell 2000 and S&P MidCap 400.

We hope the financial information presented as well as the discussion and analysis from your portfolio manager(s) will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Shareholder Letter ..........................................................  1

Letter from the CIO of Fixed Income .........................................  2

Performance Summary .........................................................  4

Government Income Fund

  - Management Discussion and Analysis ......................................  6

Quality Fixed Income Fund

  - Management Discussion and Analysis ......................................  8

North Carolina Tax-Free Fund

  - Management Discussion and Analysis ...................................... 10

Financial Statements

  - Statement of Assets and Liabilities ..................................... 12

  - Statement of Operations ................................................. 14

  - Statement of Changes in Net Assets ...................................... 15

Financial Highlights (all Funds) ............................................ 18

Notes to Financial Statements ............................................... 24

Schedule of Investments ..................................................... 35

Auditors' Opinion ........................................................... 44

Management .................................................................. 45

Share Class Information ..................................................... 48

Supplemental Information .................................................... 49

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders

--------------------------------------------------------------------------------

On April 16th, 2004 the reorganization into the new Tamarack Funds Trust of the Quality Fixed Income, Government Income and North Carolina Tax-Free Bond Funds (formerly known as the RBC Funds) was completed after being approved by shareholders. The new Tamarack Funds, which include 17 separate portfolios (fixed income, equity and money market)* also have a new year-end of September 30th. You may, therefore, be wondering why we are sending you a report with information including only these three former RBC Funds, with financial statements audited as of the former RBC Funds year-end of April 30th. We do not want to let 17 months pass between the annual audited financial statements we make available to you our shareholders. Therefore, we are providing to you an annual report one final time as of the former RBC Funds' April 30th year-end. You will also receive another report in approximately five months including all of the fixed income portfolios in the Tamarack Funds as of the new September 30th year-end. In the future you may then expect to receive regularly scheduled semi-annual and annual reports dated March 31 and September 30 for the Tamarack Funds.

The past year has clearly been a time of significant change for your Funds. For example, as part of the reorganization, shareholders of the former Portfolio S and Portfolio L of D. L. Babson Bond Trust approved the combination of their funds into the Quality Fixed Income Fund, contributing to an increase in fund assets from $48 million on April 30th, 2003 to $129 million on April 30th, 2004. However, our commitment providing the best portfolio management services to you and all of our investors remains the same.

While our first priority is managing your investment in the Tamarack Funds to maintain an appropriate balance between portfolio returns and risk (we won't seek the absolutely highest return if we deem the credit or market risk too great) we have also begun marketing our expanded fund family offerings to new investors. As part of this effort we have created a new website, www.tamarackfunds.com. We invite you to visit this site for information regarding both your fund(s) and other funds within the Tamarack family.

We know that no matter what the dollar balance in your Tamarack Funds shareholder account, these assets are an important part of your overall investments. We appreciate and value the trust you have placed in us and will continue our efforts to provide you with solid risk-balanced returns.

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President, Tamarack Funds

*TO REDUCE THE SIZE AND COMPLEXITY OF EACH ANNUAL REPORT, AND HOPEFULLY MAKE THEM EASIER FOR YOU AS A SHAREHOLDER TO USE, WE HAVE DIVIDED THE TAMARACK FUNDS INTO THREE GROUPS (FIXED INCOME, EQUITY, AND MONEY MARKET) FOR ANNUAL AND SEMI-ANNUAL REPORTING AS WELL AS PROSPECTUSES. THE FORMER RBC EQUITY FUNDS REPORT AS WELL AS THOSE OF THE OTHER TAMARACK FUNDS WILL BE AVAILABLE ON OUR WEBSITE.

================================================================================
LETTER FROM THE CIO OF FIXED INCOME
================================================================================

--------------------------------------------------------------------------------

Bonds should be an important part of the portfolio of investors seeking a balanced investment strategy. Bonds generate higher income than stocks, and their market value fluctuations are less volatile. In addition, the changes in bond prices are not closely linked to changes in stock prices, so a portfolio with a mix of stocks and bonds can be expected to experience less overall volatility than one with only equities or fixed income securities.

Just what are bonds? Bonds (also known as fixed income securities) are debt securities issued by borrowers who promise to pay a fixed rate of interest twice a year and to repay the loan on a specific date. There is a huge variety of bonds available in the market. Among the largest issuers of bonds are the U.S Treasury, government agencies, corporations, municipalities, and pools of home mortgage bonds backed by government agencies. Maturities of these bonds range from overnight to 30 years or more. There is also a very wide range in the credit quality of borrowers who issue bonds. Although the concept of a bond is very simple, the wide variety of bonds available makes the bond market quite complex.

The two main risks of bonds to investors are interest rate risk and credit risk. Bond prices move in the opposite direction of interest rates, so when interest rates rise the price of bonds declines, and vice versa. The longer the maturity of a bond, the greater the price volatility. Credit risk is the chance that a bond will not be repaid because the borrower cannot financially make the payment. Generally bondholders can earn higher interest rates for accepting higher risks of either type.

Investors can add bond investments to their portfolio either by buying bonds directly or by buying bond mutual funds. Bond funds, such as the Tamarack Funds, are professionally managed portfolios of bonds. Funds are the most convenient way to add fixed income exposure to your portfolio. Funds can provide a portfolio that is diversified by issuers and maturities. Professional managers can utilize credit research and make informed judgments as to the most attractive bonds to add to the fund. Bond funds also offer good liquidity. Investors can sell their holdings at any time at the current fund value, which is available daily, unlike individual bonds for which it is often difficult to know the fair market value on any given day. In contrast to individual fixed income securities, however, bond funds do not mature on a fixed date and shareholders pay expenses for the management of the fund portfolio.

The managers of the Tamarack bond funds strive to provide investors with funds that can meet various needs for the fixed income portion of their portfolios. The Tamarack Quality Fixed Income Fund invests in a wide variety of taxable bonds. The Tamarack Government Income Fund invests primarily in U.S. Treasury, government agency, and government agency mortgage-backed bonds. The Tamarack North Carolina Tax-Free Bond Fund invests primarily in municipal bonds that are exempt from federal and North Carolina income taxes. Our portfolio management team manages these various funds to meet the diverse fixed income needs and preferences of our investors.

================================================================================
FIXED INCOME PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management employs a team approach to the management of each of the Fixed Income Funds. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's fixed income funds team are:

--------------------------------------------------------------------------------

RAYE C. KANZENBACH, CFA
SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
Raye Kanzenbach is the Senior Portfolio Manager for portfolios which invest in tax-exempt securities. He is also the Chief Investment Officer, Fixed Income Products for the Tamarack Funds. Raye has been with Voyageur and its predecessor firm, Insight Investment Management, since 1983. He has been in the investment industry since 1973. Raye received his MBA from the University of Michigan, his BA from Lawrence University and is a CFA charterholder.

--------------------------------------------------------------------------------

JAMES A. NORUNGOLO, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
James Norungolo's management emphasis is on core duration portfolios. He specializes in the corporate bond sector, and also lends the Voyageur taxable fixed income team his strength in asset-backed securities (ABS). James has been with Voyageur since 1993 and has been in the investment industry since 1987. James received his BA from the University of Virginia and is a CFA charterholder.

--------------------------------------------------------------------------------

SCOTT CABALKA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Scott Cabalka is responsible for all trading in the taxable portfolios of the Tamarack Money Market Funds. In addition, he oversees the approved issuer list for the Tamarack Funds. Scott has been with Voyageur and its predecessor firm, Insight Investment Management, since 1993. He has been in the investment industry since 1980. Scott received his MBA and BS from the University of Minnesota.

--------------------------------------------------------------------------------

RANDAL W. HARRISON, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Randy Harrison's areas of expertise are the mortgage-backed and commercial mortgage-backed securities markets. Randy has been with Voyageur since 1993 and has been in the investment industry since 1990. Randy received his MBA from the University of Iowa, his BS from Miami University (Ohio) and is a CFA charterholder.

================================================================================
PERFORMANCE SUMMARY
================================================================================

Total Returns as of April 30, 2004

-----------------------------------------------------------------------------------------------------

TAMARACK GOVERNMENT INCOME FUND

                                                                                         Since
                                      1 Year     3 Year       5 Year       10 Year      Inception
                                      ------     ------       ------       -------      ---------
Class A (a)
- Including Maximum Sales
  Charge of 3.75%                     -3.79%      3.68%        4.72%        5.33%        5.55%
- At Net Asset Value                  -0.05%      5.03%        5.53%        5.73%        5.85%
Class C (b)
- Including Contingent Deferred
  Sales Charge of 1.00%               -1.03%      5.02%        5.52%        5.73%        5.85%
- At Net Asset Value                   0.07%      5.02%        5.52%        5.73%        5.85%
Class I (a)                            0.20%      5.29%        5.79%        6.01%        6.18%
Class R (b)                           -0.06%      5.03%        5.52%        5.73%        5.85%
Class S (b)                            0.10%      5.26%        5.77%        6.00%        6.17%
LB Intermediate Gov't. Index*          0.99%      5.77%        6.17%        6.58%        6.58%

-----------------------------------------------------------------------------------------------------
TAMARACK QUALITY INCOME FUND

                                                                                          Since
                                      1 Year     3 Year       5 Year       10 Year      Inception
                                      ------     ------       ------       -------      ---------
Class A (a)
- Including Maximum Sales
  Charge of 3.75%                     -2.41%      3.35%        N/A          N/A          4.44%
- At Net Asset Value                   1.39%      4.67%        N/A          N/A          5.25%
Class C (b)
- Including Contingent Deferred
  Sales Charge of 1.00%                0.32%      4.62%        N/A          N/A          5.22%
- At Net Asset Value                   1.26%      4.62%        N/A          N/A          5.22%
Class I (a)                            1.54%      4.88%        N/A          N/A          5.47%
Class R (b)                            1.28%      4.63%        N/A          N/A          5.23%
Class S (b)                            1.64%      4.92%        N/A          N/A          5.49%
LB U.S. Aggregate Bond Index*          1.82%      6.65%        N/A          N/A          6.66%

-----------------------------------------------------------------------------------------------------
TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

                                                                                          Since
                                      1 Year     3 Year       5 Year       10 Year      Inception
                                      ------     ------       ------       -------      ---------
Class A (a)
- Including Maximum Sales
  Charge of 3.75%                     -3.49%      2.94%        3.09%        4.31%        4.37%
- At Net Asset Value                   0.30%      4.26%        3.89%        4.71%        4.67%
Class I (a)                            0.55%      4.52%        4.15%        4.99%        5.00%
LB 5-Yr. Muni-Bond Index*              1.72%      5.46%        5.13%        5.58%        5.58%
-----------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted.

*Each of the comparative indices is a widely recognized market value weighted measure of the return on securi- ties. Index returns are calculated on a monthly basis, and include reinvestment of dividends and distributions, but do not include sales fees or operating expenses. You cannot invest directly in the indices.

(a) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of the Government Income Fund and the North Carolina Tax- Free Bond Fund includes the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Government Income Fund's and the North Carolina Tax-Free Fund's commencement of opera- tions on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waiver/expense reimbursements (which, if excluded, would cause performance to be lower).

(b) Performance returns are annualized as classes represent new shares for the first time beginning April 19, 2004.

================================================================================

================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Government Income Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Bond prices and yields were quite volatile during the Fund's fiscal year, which ended April 30, 2004. In June 2003 bond yields dipped to their lowest levels in over 40 years. This was due to the sluggish economy and fear of possible deflation that caused the Federal Reserve to lower the overnight fed funds rate (the rate at which banks lend each other money overnight) to 1.00%. But during the summer interest rates rose abruptly, and bond prices fell. The yield on the 10-year maturity Treasury Note rose from 3.10% to 4.60% in just six weeks. Rates drifted lower for the next nine months, primarily because job growth was so sluggish and the Fed promised to keep short-term interest rates low for a considerable period. But in the last six weeks of the Fund's fiscal year, job growth began to accelerate, and interest rates rose again. Over the entire period the prices of Treasury securities fell and yields rose by about 0.5% to 1.0%, with the shortest maturities experiencing the largest yield rise. Mortgage-backed bonds performed less well than Treasuries and regular government agency securities because the market was concerned about heavy redemptions of these securities as homeowners refinanced the underlying mortgages.

--------------------------------------------------------------------------------

PERFORMANCE

Class A shares of the Fund had a total return of -0.05% compared with the Fund's benchmark, the Lehman Brothers Intermediate Government Index, which had a total return of 0.99%. The Fund has been positioned for a rising interest rate environment by maintaining its duration (or interest rate risk) lower than the benchmark in order to reduce the price decline caused by rising interest rates. The Fund's income yield also was kept slightly higher than that of the benchmark in order to enhance returns. Nonetheless, the general rise in bond yields for the fiscal year eroded the market value of the Fund, which mostly offset the interest earned.

--------------------------------------------------------------------------------

OUTLOOK

The bond market is quickly adjusting to an economic cycle that appears sustainable, and the increased likelihood of the Federal Reserve adopting a new, tighter monetary policy in the coming months. We expect that shorter term yields will rise faster than longer term yields as the Fed adjusts its target rate upward from its current level of 1.00%. As such, our strat- egy is to increase the reinvestment opportunities for the fund in order to capture what we believe will be higher market yields in the coming year.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Relatively high current income consistent with relative stability of principal and safety.

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Intermediate Government Index

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Government Income Fund

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 4/30/04)

FHLMC 5.75%, 04/15/08                          8.41%
FHLB 2.750%, 03/14/08                          6.18%
FNMA 4.50%, 10/01/13                           5.17%
FHLMC 5.00%, 12/01/17                          5.04%
FNMA 6.00%, 05/15/08                           4.90%
GNMA 5.28%, 11/16/15                           4.68%
FNMA 7.125%, 03/15/07                          4.56%
FNMA 5.75%, 02/15/08                           4.41%
FHLB 5.75%, 05/15/12                           4.34%
FHLB 5.275%, 01/15/06                          4.33%

*A listing of all portfolio holdings can be found on page 35.

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)

   U.S. Government                                   Investment Companies
Agency Obligations                                   0.2%
             98.9%          [PIE CHART]              Other Assets
                                                     0.9%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

            ----------------------------------------------------
                                               LEHMAN BROTHERS
                              CLASS              INTERMEDIATE
              DATE              A              GOVERNMENT INDEX
            ----------------------------------------------------
            05/01/1994         9,625              10,000.00
            ----------------------------------------------------
            10/31/1994         9,676              10,088.10
            ----------------------------------------------------
            04/30/1995        10,098              10,616.51
            ----------------------------------------------------
            10/31/1995        10,676              11,277.93
            ----------------------------------------------------
            04/30/1996        10,722              11,416.52
            ----------------------------------------------------
            10/31/1996        11,128              11,917.28
            ----------------------------------------------------
            04/30/1997        11,265              12,128.59
            ----------------------------------------------------
            10/31/1997        11,845              12,790.16
            ----------------------------------------------------
            04/30/1998        12,190              13,180.76
            ----------------------------------------------------
            10/31/1998        12,806              14,007.80
            ----------------------------------------------------
            04/30/1999        12,846              14,018.67
            ----------------------------------------------------
            10/31/1999        12,906              14,122.15
            ----------------------------------------------------
            04/30/2000        13,068              14,312.33
            ----------------------------------------------------
            10/31/2000        13,683              15,072.09
            ----------------------------------------------------
            04/30/2001        14,508              15,979.61
            ----------------------------------------------------
            10/31/2001        15,534              17,159.66
            ----------------------------------------------------
            04/30/2002        15,419              17,143.34
            ----------------------------------------------------
            10/31/2002        16,419              18,308.47
            ----------------------------------------------------
            04/30/2003        16,817              18,723.16
            ----------------------------------------------------
            10/31/2003        16,754              18,774.74
            ----------------------------------------------------
            04/30/2004        16,809              18,907.74
            ----------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Quality Fixed Income Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

Bond prices and yields were quite volatile during the Fund's fiscal year, which ended April 30, 2004. In June 2003 bond yields dipped to their lowest levels in over 40 years. This was due to the sluggish economy and fear of possible deflation that caused the Federal Reserve to lower the overnight fed funds rate (the rate at which banks lend each other money overnight) to 1.00%. But during the summer interest rates rose abruptly, and bond prices fell. The yield on the 10-year maturity Treasury note rose from 3.10% to 4.60% in just six weeks. Rates drifted lower for the next nine months, primarily because job growth was so sluggish and the Fed promised to keep short-term interest rates low for a considerable period. But in the last six weeks of the Fund's fiscal year, job growth began to accelerate, and interest rates rose again. Over the entire period bond prices fell and yields rose by about 0.5% to 1.0%, with the shortest maturities experiencing the largest yield rise. Corporate bonds significantly outperformed Treasury bonds during the year.

--------------------------------------------------------------------------------

PERFORMANCE

Class A shares of the Fund had a return of 1.39% compared with the Fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which had a total return of 1.82%. The Fund's performance was helped by our maintaining its duration (or interest rate risk) below that of the benchmark as we anticipated rising rates as the economy recovered. Performance was also aided by the strong recovery of corporate bonds, but was hurt by mortgage-backed bonds, which underperformed the general market.

--------------------------------------------------------------------------------

OUTLOOK

The economy is finally showing some real strength as jobs have grown strongly since March. The Federal Reserve is expected to begin raising short-term interest rates soon. This is likely to push longer-term interest rates somewhat higher, although this may be mitigated by the higher yields that are already available on longer maturity bonds. In this environment we expect to keep the average maturity of the portfolio below that of the benchmark in order to reduce the risk of price declines. We expect corporate bond prices to move in lock-step with Treasuries and their yield spreads over Treasuries to remain fairly stable.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income and capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers U.S. Aggregate Bond Index

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Quality Fixed Income Fund

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 4/30/04)

GNMA 5.00%, 01/15/34                                                    4.50%
Wells Fargo Prime Investment Money Market Fund, Investor Class          3.55%
Wells Fargo Government Institutional Money Market Fund,
  Investor Class                                                        3.96%
U.S. Treasury Bond 8.125%, 01/15/21                                     2.72%
FNMA 4.50%, 12/01/17                                                    2.61%
FNCI 5.00%, 07/01/18                                                    1.90%
FNMA 5.00%, 09/01/33                                                    1.74%
JP Morgan Commercial Finance Corp. 6.51%, 10/15/35                      1.48%
BP Capital Markets PLC 2.75%, 12/29/06                                  1.29%
Toyota Motor Credit Corp. 4.35%, 12/15/10                               1.27%

*A listing of all portfolio holdings can be found on page 36.

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)


   U.S. Government                   U.S. Treasury Bonds: 4.4%
Agency Obligations
             31.6%                   U.S. Treasury Notes: 1.3%

                                     Investment Companies: 7.5%

                                   [PIE CHART]

                                     Asset Backed Securities: 2.3%

                                     Collateralized Mortgage Obligations: 4.6%

                                     Commercial Mortgage Backs: 7.2%

                                     Common Stocks:    0.2%

   Corporate Bonds
             43.3%

--------------------------------------------------------------------------------

GROWTH OF $10,000
INITIAL INVESTMENT SINCE
INCEPTION (5/11/99)

                               [FLOW CHART]

               ------------------------------------------------
                                                       LEHMAN
                                                       BROTHERS
                                                         U.S.
                                 CLASS                AGGREGATE
                                   A                 BOND INDEX
               ------------------------------------------------
               05/11/1999         9,625              10,000.00
               ------------------------------------------------
               10/31/1999         9,598               9,984.63
               ------------------------------------------------
               04/30/2000         9,628              10,125.96
               ------------------------------------------------
               10/31/2000        10,223              10,713.71
               ------------------------------------------------
               04/30/2001        10,827              11,380.10
               ------------------------------------------------
               10/31/2001        11,665              12,273.52
               ------------------------------------------------
               04/30/2002        11,225              12,272.09
               ------------------------------------------------
               10/31/2002        11,763              12,995.93
               ------------------------------------------------
               04/30/2003        12,245              13,556.38
               ------------------------------------------------
               10/31/2003        12,310              13,633.36
               ------------------------------------------------
               04/30/2004        12,416              13,803.42
               ------------------------------------------------

The graph reflects an initial investment of $10,000 since inception of 5/11/1999 and is based on Class A shares at net asset value. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested divi- dends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

North Carolina Tax-Free Bond Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The bond market was quite volatile during the Fund's fiscal year, which ended April 30, 2004. In June of 2003 the Bond Buyer Index (BBI), which represents yields on investment grade 20-year maturity municipal bonds, dropped to 4.21%, its lowest level since 1968. This was due to the sluggish economy and fear of possible deflation that caused the Federal Reserve to lower the overnight fed funds rate (the rate at which banks lend each other money overnight) to 1.00%. But during the summer interest rates rose abruptly, and the BBI rose to 5.18%. Rates drifted lower for the next nine months, primarily because job growth was so sluggish and the Fed promised to keep short-term interest rates low for a considerable period. But in the last six weeks of the Fund's fiscal year, job growth began to accelerate, and interest rates rose again. Despite the volatility, the BBI had a rather small net rise from 4.58% to 4.95%, and bond prices declined modestly.

--------------------------------------------------------------------------------

PERFORMANCE

The Class A Fund had a total return of 0.30% compared with the Fund's benchmark, the Lehman Brothers Five-Year Municipal Bond Index, which had a total return of 1.72%. The income component of the Fund is slightly less than the benchmark because of its holdings of relatively low-yielding North Carolina bonds. The Fund has been positioned for a rising interest rate environment by maintaining its duration (or interest rate risk) near the low end of its allowable range. Nevertheless, the rising yields caused a decline in the principal value of the bonds, which mostly offset the interest earned.

--------------------------------------------------------------------------------

OUTLOOK

The economy finally appears to be gaining real strength, especially since jobs began to grow in earnest in March. The Federal Reserve is expected to start raising short-term interest rates from their exceptionally low levels. This is likely to push longer-term interest rates somewhat higher, although this may be mitigated by the higher yields that are already available on longer maturity bonds. We expect to keep the duration of the portfolio rather short in order to protect against rising yields.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

High current income that is free from federal income tax and North Carolina personal income tax, together with relative safety of principal.

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Five-Year Municipal Bond Index

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

North Carolina Tax-Free Bond Fund

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 4/30/04)

Centennial Authority Hotel Tax Revenue, 4.65%, 9/1/06                            5.74%
Fayetteville Public Works Commission Revenue, Series A, 5.25%, 03/01/08          5.69%
Cumberland County CP, Series A, 6.20%, 12/01/07                                  5.68%
Pitt County Public Facilities CP, Series A, 5.35%, 04/01/07                      3.67%
Wells Fargo National Tax-Free Money Market Fund, Investor Class                  3.40%
University of No. Carolina Greensboro Revenue, Series A, 4.63%, 04/01/13         3.09%
North Carolina Medical Care Community Hospital Revenue, 5.75%, 06/01/13          3.08%
North Carolina Municipal Power Agency, 5.25%, 01/01/09                           2.97%
Cumberland County Hospital Facilities Revenue, 5.25%, 10/01/10                   2.96%
Union County Enterprise System Revenue, 5.35%, 06/01/09                          2.95%

*A listing of all portfolio holdings can be found on page 38.

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)

       North Carolina                                 Investment Companies
Municipal Obligations             [PIE CHART]         3.4%
                96.0%                                 Other Assets
                                                      0.6%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

               ------------------------------------------------
                                                       LEHMAN
                                                       BROTHERS
                                                        5 YR.
                                  CLASS               MUNI BOND
                                    A                   INDEX
               ------------------------------------------------
               05/01/1994         9,625              10,000.00
               ------------------------------------------------
               10/31/1994         9,517               10075.32
               ------------------------------------------------
               04/30/1995        10,008               10546.70
               ------------------------------------------------
               10/31/1995        10,535              11,112.85
               ------------------------------------------------
               04/30/1996        10,557              11,270.40
               ------------------------------------------------
               10/31/1996        10,857              11,619.38
               ------------------------------------------------
               04/30/1997        11,054              11,795.13
               ------------------------------------------------
               10/31/1997        11,652              12,352.50
               ------------------------------------------------
               04/30/1998        11,896              12,588.50
               ------------------------------------------------
               10/31/1998        12,493              13,157.80
               ------------------------------------------------
               04/30/1999        12,604              13,403.84
               ------------------------------------------------
               10/31/1999        12,297              13,289.60
               ------------------------------------------------
               04/30/2000        12,459              13,452.80
               ------------------------------------------------
               10/31/2000        13,016              14,062.89
               ------------------------------------------------
               04/30/2001        13,461              14,676.12
               ------------------------------------------------
               10/31/2001        14,136              15,439.99
               ------------------------------------------------
               04/30/2002        14,219              15,684.78
               ------------------------------------------------
               10/31/2002        14,799              16,347.60
               ------------------------------------------------
               04/30/2003        15,209              16,921.29
               ------------------------------------------------
               10/31/2003        15,304              17,206.87
               ------------------------------------------------
               04/30/2004        15,255              17,213.15
               ------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluc- tuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Assets and Liabilities

--------------------------------------------------------------------------------

APRIL 30, 2004

                                        TAMARACK GOVERNMENT     TAMARACK QUALITY   TAMARACK NORTH CAROLINA
                                            INCOME FUND        FIXED INCOME FUND     TAX-FREE BOND FUND
                                           -------------         -------------         -------------
ASSETS:
Investments, at value                      $  24,176,843         $ 132,505,682         $  18,352,437
  (cost $24,569,048;
  $130,696,039; and
  $17,578,652, respectively)
Cash                                              14,146                    --                    --
Interest and dividends receivable                246,987             1,201,041               220,254
Receivable for capital shares issued              52,172                 3,683                    --
Receivable for investments sold                       --               267,322                    --
                                           -------------         -------------         -------------
  Total Assets                                24,490,148           133,977,728            18,572,691
                                           -------------         -------------         -------------

LIABILITIES:
Payable to custodian                                  --                17,199                   201
Distributions payable                             49,818               270,225                49,793
Payable for capital shares redeemed               16,688                83,004                54,206
Payable for investments purchased                     --             4,100,129                    --
  Investment advisory fees                         2,082               110,514                 4,600
  Administration fees                              2,714                11,860                 1,714
  Distribution fees                                1,240                   258                 1,042
  Other                                           24,014                22,589                 5,150
                                           -------------         -------------         -------------
    Total Liabilities                             96,556             4,615,778               116,706
                                           -------------         -------------         -------------

  Net Assets                               $  24,393,592         $ 129,361,950         $  18,455,985
                                           =============         =============         =============

NET ASSETS CONSIST OF:
Capital                                       24,639,256           132,175,362            17,286,502
Distributions in excess of                            --              (108,656)              (19,969)
  net investment income
Accumulated net realized                         146,541            (4,514,399)              415,667
  gains (losses) from
  investment transactions
Net unrealized appreciation                     (392,205)            1,809,643               773,785
  (depreciation) on investments            -------------         -------------         -------------
  Net Assets                               $  24,393,592         $ 129,361,950         $  18,455,985
                                           =============         =============         =============

NET ASSETS:
Class A                                    $   6,063,209         $   1,127,784         $   5,065,506
Class I                                       18,320,651            30,990,300            13,390,479
Class C                                            3,244                 3,247                    --
Class R                                            3,244                 3,247                    --
Class S                                            3,244            97,237,372                    --
                                           -------------         -------------         -------------
  Total                                    $  24,393,592         $ 129,361,950         $  18,455,985

SHARES OUTSTANDING:
Class A                                          586,984               116,881               497,200
Class I                                        1,774,093             3,212,483             1,314,484
Class C                                              314                   337                    --
Class R                                              314                   337                    --
Class S                                              314            10,078,226                    --
                                           -------------         -------------         -------------
  Total                                        2,362,019            13,408,264             1,811,684
                                           =============         =============         =============

NET ASSET VALUES:
Class A(a)                                 $       10.33         $        9.65         $       10.19
                                           =============         =============         =============
Class I                                    $       10.33         $        9.65         $       10.19
                                           =============         =============         =============
Class C(b)                                 $       10.33         $        9.65                    --
                                           =============         =============         =============
Class R                                    $       10.33         $        9.65                    --
                                           =============         =============         =============
Class S                                    $       10.32         $        9.65                    --
                                           =============         =============         =============

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                        TAMARACK GOVERNMENT     TAMARACK QUALITY     TAMARACK NORTH CAROLINA
                                            INCOME FUND         FIXED INCOME FUND       TAX-FREE BOND FUND
                                            -----------         -----------------       ------------------
MAXIMUM OFFERING PRICE PER SHARE:
(100%/100%-maximum sales charge of net
  asset value adjusted to the nearest cent):
Class A                                       $10.73                $10.03                   $10.59
                                              ======                ======                   ======
Maximum Sales Charge - Class A                  3.75%                 3.75%                    3.75%
                                              ======                ======                   ======

(a) For Class A shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Operations

--------------------------------------------------------------------------------

FOR THE YEAR ENDED
APRIL 30, 2004

                                        TAMARACK GOVERNMENT     TAMARACK QUALITY   TAMARACK NORTH CAROLINA
                                            INCOME FUND        FIXED INCOME FUND     TAX-FREE BOND FUND
                                           -------------         -------------         -------------
INVESTMENT INCOME:
Interest income                              $   882,810           $ 2,153,719           $   992,150
  Dividend income                                  3,090                 4,931                 6,517
                                             -----------           -----------           -----------
    Total Investment Income                      885,900             2,158,650               998,667
                                             -----------           -----------           -----------

EXPENSES:

Investment advisory fees                          78,642               277,687                79,857
Administration Fees                               38,912                62,570                33,917
Distribution fees - Class A                       29,966                 3,917                23,223
Distribution fees - Class B                        4,638                 1,081                 2,815
Distribution fees - Class C                            1                     1                    --
Accounting fees                                   34,108                43,191                34,890
Custodian fees                                     1,603                 2,818                 1,530
Insurance fees                                     3,547                 5,858                 2,914
Legal and Audit fees                              28,226                38,159                26,752
Registration and filing fees                      28,859                25,034                10,668
Shareholder reports                                6,706                 4,725                 5,221
Transfer agent fees                               31,582                30,971                21,274
Directors' fees                                    2,073                 2,082                 1,527
Other fees                                         5,540                 7,026                 5,141
                                             -----------           -----------           -----------

Total expenses before                            294,403               505,120               249,729
  voluntary fee reductions

Expenses voluntarily reduced by:
  Advisor                                         (7,464)               (8,407)               (6,505)
  Distributor                                    (16,143)               (2,228)              (12,315)
                                             -----------           -----------           -----------
  Net Expenses                                   270,796               494,485               230,909
                                             -----------           -----------           -----------

NET INVESTMENT INCOME                            615,104             1,664,165               767,758
                                             -----------           -----------           -----------

REALIZED/UNREALIZED GAINS
  (LOSSES) FROM INVESTMENTS:

Net realized gains from                        1,567,509              (260,959)              675,415
  investment transactions
Change in unrealized                          (2,171,469)           (1,540,439)           (1,239,107)
  depreciation on investments                -----------           -----------           -----------

Net realized/unrealized                         (603,960)           (1,801,398)             (563,692)
  losses from investments                    -----------           -----------           -----------

Change in net assets resulting               $    11,144           $  (137,233)          $   204,066
  from operations                            ===========           ===========           ===========

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK GOVERNMENT
INCOME FUND

                                                         FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                           APRIL 30, 2004       APRIL 30, 2003
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                    $    615,104         $  1,225,319
  Net realized gains (losses) from investment                 1,567,509            1,061,545
    transactions and other dispositions
  Net change in unrealized appreciation                      (2,171,469)             569,204
    (depreciation) on investment transactions              ------------         ------------
Change in net assets from operations                             11,144            2,856,068
                                                           ------------         ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                   (130,831)            (204,394)
  From net realized gains from investment transactions         (127,056)                  --

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                                     (7,830)             (16,464)
  From net realized gains from investment transactions          (10,833)                  --

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                   (482,857)          (1,004,461)
  From net realized gains from investment transactions         (350,792)                  --

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                         (1)                  --

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                         (2)                  --

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                         (2)                  --
                                                           ------------         ------------
  Change in net assets from shareholder distributions        (1,110,204)          (1,225,319)
                                                           ------------         ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                13,366,595           18,519,228
  Proceeds from shares exchanged from Class B                   414,882                   --
  Proceeds from shares issued in connection                          --                   --
    with merger
  Dividends reinvested                                          858,032              640,450
  Cost of shares redeemed                                   (19,928,660)         (19,436,211)
  Cost of shares exchanged to Class A                          (414,882)                  --
                                                           ------------         ------------
Change in net assets from capital transactions               (5,704,033)            (276,533)
                                                           ------------         ------------
Net increase (decrease) in net assets                        (6,803,093)           1,354,216

NET ASSETS:
Beginning of year                                            31,196,685           29,842,469
                                                           ------------         ------------
End of year                                                $ 24,393,592         $ 31,196,685
                                                           ============         ============

SHARE TRANSACTIONS:

  Issued                                                      1,265,266            1,749,231
  Issued in connection with exchange from Class B                38,956                   --
  Issued in connection with merger                                   --                   --
  Reinvested                                                     81,267               60,389
  Redeemed                                                   (1,872,481)          (1,829,882)
  Cost of shares exchanged to Class A                           (38,956)                  --
                                                           ------------         ------------
Change in shares transactions                                  (525,948)             (20,262)
                                                           ============         ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK QUALITY FIXED
INCOME FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                              APRIL 30, 2004       APRIL 30, 2003
                                                              --------------       --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                       $   1,664,165         $   2,325,888
  Net realized gains (losses) from investment                      (260,959)              916,167
    transactions and other dispositions
  Net change in unrealized appreciation                          (1,540,439)            1,645,732
    (depreciation) on investment transactions                 -------------         -------------
Change in net assets from operations                               (137,233)            4,887,787
                                                              -------------         -------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                        (32,451)              (21,149)
  From net realized gains from investment                           (32,077)                 (517)
    transactions

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                                         (3,859)               (4,338)
  From net realized gains from investment                            (4,231)                 (128)
    transactions

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                     (1,686,514)           (2,445,484)
  From net realized gains from investment transactions           (1,176,613)              (61,931)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                             (3)                   --

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                             (4)                   --

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                       (140,849)                   --
                                                              -------------         -------------
Change in net assets from shareholder distributions              (3,076,601)           (2,533,547)
                                                              -------------         -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                    12,337,231            14,829,282
  Proceeds from shares exchanged from Class B                       122,283                    --
  Proceeds from shares issued in connection                      99,512,062                    --
    with merger
  Dividends reinvested                                            1,468,997               802,986
  Cost of shares redeemed                                       (29,015,385)          (35,226,442)
  Cost of shares exchanged to Class A                              (122,283)                   --
                                                              -------------         -------------
Change in net assets from capital transactions                   84,302,905           (19,594,174)
                                                              -------------         -------------
Net increase (decrease) in net assets                            81,089,071           (17,239,934)

NET ASSETS:
Beginning of year                                                48,272,879            65,512,813
                                                              -------------         -------------
End of year                                                   $ 129,361,950         $  48,272,879
                                                              =============         =============

SHARE TRANSACTIONS:
  Issued                                                          1,230,858             1,475,219
  Issued in connection with exchange from Class B                    12,253                    --
  Issued in connection with merger                               10,207,207                    --
  Reinvested                                                        147,778                79,935
  Redeemed                                                       (2,877,062)           (3,512,536)
  Cost of shares exchanged to Class A                               (12,253)                   --
                                                              -------------         -------------
Change in shares transactions                                     8,708,781            (1,957,382)
                                                              =============         =============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK NORTH CAROLINA
TAX-FREE BOND FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                              APRIL 30, 2004       APRIL 30, 2003
                                                              --------------       --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                       $    767,758         $  1,012,731
  Net realized gains (losses) from investment                      675,415              276,307
    transactions and other dispositions
  Net change in unrealized appreciation                         (1,239,107)             662,001
    (depreciation) on investment transactions                 ------------         ------------
Change in net assets from operations                               204,066            1,951,039
                                                              ------------         ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                      (146,821)            (152,357)
  From net realized gains from investment transactions            (100,609)             (17,628)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                                        (7,557)             (12,581)
  From net realized gains from investment transactions              (5,786)              (1,713)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                      (613,380)            (847,793)
  From net realized gains from investment transactions            (342,026)             (91,581)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                            --                   --

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                            --                   --

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                            --                   --
                                                              ------------         ------------
Change in net assets from shareholder distributions             (1,216,179)          (1,123,653)
                                                              ------------         ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                    3,577,313            3,005,523
  Proceeds from shares exchanged from Class B                      279,994                   --
  Proceeds from shares issued in connection with merger                 --                   --
  Dividends reinvested                                             493,419              279,172
  Cost of shares redeemed                                      (10,597,289)          (9,055,257)
  Cost of shares exchanged to Class A                             (279,994)                  --
                                                              ------------         ------------
Change in net assets from capital transactions                  (6,526,557)          (5,770,562)
                                                              ------------         ------------
Net increase (decrease) in net assets                           (7,538,670)          (4,943,176)

NET ASSETS:
Beginning of year                                               29,994,655           30,937,831
                                                              ------------         ------------
End of year                                                   $ 18,455,985         $ 25,994,655
                                                              ============         ============

SHARE TRANSACTIONS:
  Issued                                                           339,762              283,408
  Issued in connection with exchange from Class B                   26,768                   --
  Issued in connection with merger                                      --                   --
  Reinvested                                                        47,068               26,293
  Redeemed                                                      (1,005,051)            (856,700)
  Cost of shares exchanged to Class A                              (26,742)                  --
                                                              ------------         ------------
Change in shares transactions                                     (618,195)            (546,999)
                                                              ============         ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Government Income Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED APRIL 30 (EXCEPT AS NOTED)

CLASS A                                             2004            2003            2002            2001            2000
-------                                             ----            ----            ----            ----            ----
Net Asset Value, Beginning of Period            $    10.80      $    10.26      $    10.14      $     9.66      $    10.03
INVESTMENT ACTIVITIES:
  Net Investment Income                               0.23            0.38            0.51            0.56            0.50
  Net Realized and Unrealized Gains/(Losses)         (0.24)           0.54            0.12            0.48           (0.33)
                                                ----------      ----------      ----------      ----------      ----------
  Total From Investment Operations                   (0.01)           0.92            0.63            1.04            0.17
DISTRIBUTIONS:
  Net Investment Income                              (0.23)          (0.38)          (0.51)          (0.56)          (0.50)
  Net Realized Gain                                  (0.23)             --              --              --           (0.04)
                                                ----------      ----------      ----------      ----------      ----------
  Total Distributions                                (0.46)          (0.38)          (0.51)          (0.56)          (0.54)
                                                ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period                  $    10.33      $    10.80      $    10.26      $    10.14      $     9.66
Total Return*                                        (0.05%)          9.07%           6.28%          11.01%           1.73%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $    6,063      $    6,233      $    5,113      $    5,139      $    4,493
  Ratio of Expenses to Average Net Assets             1.22%           1.08%           1.04%           0.93%           0.88%
  Ratio of Net Investment Income to                   2.16%           3.55%           4.93%           5.61%           5.13%
    Average Net Assets
  Ratio of Expenses to Average Net Assets**           1.50%           1.33%           1.29%           1.18%           1.13%
  Portfolio Turnover***                                 77%             67%             35%            103%             60%


CLASS I                                             2004            2003            2002            2001            2000
-------                                             ----            ----            ----            ----            ----
Net Asset Value, Beginning of Period            $    10.80      $    10.26      $    10.14      $     9.66      $    10.03
INVESTMENT ACTIVITIES:
  Net Investment Income                               0.26            0.40            0.53            0.58            0.53
  Net Realized and Unrealized Gains/(Losses)         (0.24)           0.54            0.12            0.48           (0.33)
                                                ----------      ----------      ----------      ----------      ----------
  Total From Investment Operations                    0.02            0.94            0.65            1.06            0.20
DISTRIBUTIONS:
  Net Investment Income                              (0.26)          (0.40)          (0.53)          (0.58)          (0.53)
  Net Realized Gain                                  (0.23)             --              --              --           (0.04)
                                                ----------      ----------      ----------      ----------      ----------
  Total Distributions                                (0.49)          (0.40)          (0.53)          (0.58)          (0.57)
                                                ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period                  $    10.33      $    10.80      $    10.26      $    10.14      $     9.66
Total Return                                          0.20%           9.34%           6.55%          11.29%           1.99%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $   18,321      $   24,375      $   24,308      $   33,859      $   43,486
  Ratio of Expenses to Average Net Assets             0.96%           0.83%           0.79%           0.68%           0.63%
  Ratio of Net Investment Income to                   2.42%           3.82%           5.19%           5.87%           5.31%
    Average Net Assets
  Ratio of Expenses to Average Net Assets**           0.99%            (c)             (c)             (c)             (c)
  Portfolio Turnover***                                 77%             67%             35%            103%             60%


  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. *** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.
(b) Annualized.
(c) There were no waivers or reimbursements during the period.
(d) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

CLASS C(d)                                         2004             * Excludes sales charge.
----------                                         ----            ** During the period, certain fees were voluntarily reduced. If
Net Asset Value, Beginning of Period            $  10.43              such voluntary  fee reductions had not occurred, the ratio
INVESTMENT ACTIVITIES:                                                would have been as indicated.
  Net Investment Income                               --          *** Portfolio turnover is calculated on the basis of the fund as
  Net Realized and Unrealized Gains/(Losses)       (0.10)             a whole without distinguishing between the classes of shares
  Total From Investment Operations                 (0.10)             issued.
DISTRIBUTIONS:                                                    (a) Not annualized.
  Net Investment Income                               --          (b) Annualized.
  Net Realized Gain                                   --          (c) There were no waivers or reimbursements during the period.
  Total Distributions                                 --          (d) For the period from April 19, 2004 (commencement of
Net Asset Value, End of Period                  $  10.33              operations) to April 30,2004.
Total Return*                                      (0.92%)(a)
RATIOS/SUPPLEMENTAL DATA:                                         SEE NOTES TO FINANCIAL STATEMENTS.
  Net Assets, End of Period (000's)             $      3
  Ratio of Expenses to Average Net Assets           2.02%(b)
  Ratio of Net Investment Income to                 1.23%(b)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**         2.25%(b)
  Portfolio Turnover***                               77%

CLASS R(d)                                         2004
----------                                         ----
Net Asset Value, Beginning of Period            $  10.43
INVESTMENT ACTIVITIES:
  Net Investment Income                             0.01
  Net Realized and Unrealized Gains/(Losses)       (0.10)
  Total From Investment Operations                 (0.09)
DISTRIBUTIONS:
  Net Investment Income                            (0.01)
  Net Realized Gain                                   --
  Total Distributions                              (0.01)
Net Asset Value, End of Period                  $  10.33
Total Return                                       (0.90%)(a)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $      3
  Ratio of Expenses to Average Net Assets           1.46%(b)
  Ratio of Net Investment Income to                 1.75%(b)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**         1.61%(b)
  Portfolio Turnover***                               77%

CLASS S(d)                                         2004
----------                                         ----
Net Asset Value, Beginning of Period            $  10.42
INVESTMENT ACTIVITIES:
  Net Investment Income                             0.01
  Net Realized and Unrealized Gains/(Losses)       (0.10)
  Total From Investment Operations                 (0.09)
DISTRIBUTIONS:
  Net Investment Income                            (0.01)
  Net Realized Gain                                   --
  Total Distributions                              (0.01)
Net Asset Value, End of Period                  $  10.32
Total Return                                       (0.89%)(a)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $      3
  Ratio of Expenses to Average Net Assets           1.01%(b)
  Ratio of Net Investment Income to                 2.17%(b)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**         1.23%(b)
  Portfolio Turnover***                               77%

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Quality Fixed Income Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED APRIL 30 (EXCEPT AS NOTED)

CLASS A                                             2004            2003            2002            2001            2000(a)
-------                                             ----            ----            ----            ----            -------
Net Asset Value, Beginning of Period            $    10.27      $     9.84      $    10.06      $     9.50      $    10.00
INVESTMENT ACTIVITIES:
  Net Investment Income                               0.38            0.41            0.51            0.58            0.50
  Net Realized and Unrealized Gains/(Losses)         (0.25)           0.47           (0.15)           0.58           (0.50)
                                                ----------      ----------      ----------      ----------      ----------
  Total From Investment Operations                    0.13            0.88            0.36            1.16              --
DISTRIBUTIONS:
  Net Investment Income                              (0.41)          (0.44)          (0.52)          (0.58)          (0.50)
  Net Realized Gain                                  (0.34)          (0.01)          (0.06)          (0.02)             --
                                                ----------      ----------      ----------      ----------      ----------
  Total Distributions                                (0.75)          (0.45)          (0.58)          (0.60)          (0.50)
                                                ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period                  $     9.65      $    10.27      $     9.84      $    10.06      $     9.50
Total Return*                                         1.39%           9.09%           3.67%          12.46%           0.03%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $    1,128      $      501      $      493      $      324      $      240
  Ratio of Expenses to Average Net Assets             1.42%           1.31%           1.22%           1.16%           1.34%(c)
  Ratio of Net Investment Income to                   3.56%           4.03%           5.03%           5.88%           5.50%(c)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**           1.68%           1.56%           1.47%           1.41%           1.59%(c)
  Portfolio Turnover***                                 87%             79%             88%            130%            314%

CLASS I                                             2004            2003            2002            2001            2000(a)
-------                                             ----            ----            ----            ----            -------
Net Asset Value, Beginning of Period            $    10.27      $     9.84      $    10.06      $     9.50      $    10.00
INVESTMENT ACTIVITIES:
  Net Investment Income                               0.37            0.42            0.54            0.60            0.52
  Net Realized and Unrealized Gains/(Losses)         (0.21)           0.48           (0.15)           0.58           (0.50)
                                                ----------      ----------      ----------      ----------      ----------
  Total From Investment Operations                    0.16            0.90            0.39            1.18            0.02
DISTRIBUTIONS:
  Net Investment Income                              (0.44)          (0.46)          (0.55)          (0.60)          (0.52)
  Net Realized Gain                                  (0.34)          (0.01)          (0.06)          (0.02)             --
                                                ----------      ----------      ----------      ----------      ----------
  Total Distributions                                (0.78)          (0.47)          (0.61)          (0.62)          (0.52)
                                                ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period                  $     9.65      $    10.27      $     9.84      $    10.06      $     9.50
Total Return                                          1.54%           9.33%           3.93%          12.74%           0.20%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $   30,990      $   47,658      $   64,912      $   77,808      $   69,558
  Ratio of Expenses to Average Net Assets             1.18%           1.06%           0.97%           0.91%           1.09%(c)
  Ratio of Net Investment Income to                   3.83%           4.30%           5.34%           6.10%           5.65%(c)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**               (d)             (d)             (d)             (d)       1.11%(c)
  Portfolio Turnover***                                 87%             79%             88%            130%            314%


  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) For the period from May 11, 1999 (commencement of operations) to April 30, 2000.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

CLASS C(e)                                          2004            * Excludes sales charge.
----------                                          ----           ** During the period, certain fees were voluntarily reduced. If
Net Asset Value, Beginning of Period            $     9.73            such voluntary fee reductions had not occurred, the ratio
INVESTMENT ACTIVITIES:                                                would have been as indicated.
  Net Investment Income                               0.01        *** Portfolio turnover is calculated on the basis of the fund as a
  Net Realized and Unrealized Gains/(Losses)         (0.08)           whole without distinguishing between the classes of shares
  Total From Investment Operations                   (0.07)           issued.
                                                                  (a) For the period from May 11, 1999 (commencement of operations)
DISTRIBUTIONS:                                                        to April 30, 2000.(b) Not annualized.
  Net Investment Income                              (0.01)       (c) Annualized.
  Net Realized Gain                                     --        (d) There were no waivers or reimbursements during the period.
  Total Distributions                                (0.01)       (e) For the period from April 19, 2004 (commencement of
Net Asset Value, End of Period                  $     9.65            operations) to April 30, 2004.
Total Return*                                        (0.72%)(b)
RATIOS/SUPPLEMENTAL DATA:                                         SEE NOTES TO FINANCIAL STATEMENTS.
  Net Assets, End of Period (000's)             $        3
  Ratio of Expenses to Average Net Assets             1.69%(c)
  Ratio of Net Investment Income to                   3.03%(c)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**             (d)
  Portfolio Turnover***                                 87%

CLASS R(e)                                          2004
----------                                          ----
Net Asset Value, Beginning of Period            $     9.73
INVESTMENT ACTIVITIES:
  Net Investment Income                               0.01
  Net Realized and Unrealized Gains/(Losses)         (0.08)
  Total From Investment Operations                   (0.07)
DISTRIBUTIONS:
  Net Investment Income                              (0.01)
  Net Realized Gain                                     --
  Total Distributions                                (0.01)
Net Asset Value, End of Period                  $     9.65
Total Return                                         (0.71%)(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $        3
  Ratio of Expenses to Average Net Assets             1.13%(c)
  Ratio of Net Investment Income to                   3.54%(c)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**             (d)
  Portfolio Turnover***                                 87%

CLASS S(e)                                          2004
----------                                          ----
Net Asset Value, Beginning of Period            $     9.73
INVESTMENT ACTIVITIES:
  Net Investment Income                               0.01
  Net Realized and Unrealized Gains/(Losses)         (0.08)
  Total From Investment Operations                   (0.07)
DISTRIBUTIONS:
  Net Investment Income                              (0.01)
  Net Realized Gain                                     --
  Total Distributions                                (0.01)
Net Asset Value, End of Period                  $     9.65
Total Return                                         (0.58%)(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $   97,237
  Ratio of Expenses to Average Net Assets             0.68%(c)
  Ratio of Net Investment Income to                   4.37%(c)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**             (d)
  Portfolio Turnover***                                 87%

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack North Carolina Tax-Free Bond Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED APRIL 30 (EXCEPT AS NOTED)

CLASS A                                             2004            2003            2002            2001            2000
-------                                             ----            ----            ----            ----            ----
Net Asset Value, Beginning of Period            $    10.70      $    10.39      $    10.30      $     9.91      $    10.45
INVESTMENT ACTIVITIES:
  Net Investment Income                               0.33            0.36            0.38            0.40            0.38
  Net Realized and Unrealized Gains/(Losses)         (0.30)           0.35            0.19            0.39           (0.51)
                                                ----------      ----------      ----------      ----------      ----------
  Total From Investment Operations                    0.03            0.71            0.57            0.79           (0.13)
DISTRIBUTIONS:
  Net Investment Income                              (0.33)          (0.36)          (0.38)          (0.40)          (0.39)
  Net Realized Gain                                  (0.21)          (0.04)          (0.10)             --           (0.02)
                                                ----------      ----------      ----------      ----------      ----------
  Total Distributions                                (0.54)          (0.40)          (0.48)          (0.40)          (0.41)
                                                ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period                  $    10.19      $    10.70      $    10.39      $    10.30      $     9.91
Total Return*                                         0.30%           6.96%           5.64%           8.04%          (1.15%)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $    5,066      $    4,301      $    4,507      $    4,225      $    4,554
  Ratio of Expenses to Average Net Assets             1.20%           1.12%           1.10%           1.00%           0.98%
  Ratio of Net Investment Income to                   3.16%           3.41%           3.61%           3.88%           3.85%
    Average Net Assets
  Ratio of Expenses to Average Net Assets**           1.48%           1.39%           1.37%           1.28%           1.26%
  Portfolio Turnover***                                  9%              2%              7%             13%             14%

CLASS I                                             2004            2003            2002            2001            2000
-------                                             ----            ----            ----            ----            ----
Net Asset Value, Beginning of Period            $    10.70      $    10.39      $    10.30      $     9.91      $    10.45
INVESTMENT ACTIVITIES:
  Net Investment Income                               0.36            0.39            0.40            0.42            0.41
  Net Realized and Unrealized Gains/(Losses)         (0.30)           0.35            0.19            0.39           (0.51)
                                                ----------      ----------      ----------      ----------      ----------
  Total From Investment Operations                    0.06            0.74            0.59            0.81           (0.10)
DISTRIBUTIONS:
  Net Investment Income                              (0.36)          (0.39)          (0.40)          (0.42)          (0.42)
  Net Realized Gain                                  (0.21)          (0.04)          (0.10)             --           (0.02)
                                                ----------      ----------      ----------      ----------      ----------
  Total Distributions                                (0.57)          (0.43)          (0.50)          (0.42)          (0.44)
                                                ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period                  $    10.19      $    10.70      $    10.39      $    10.30      $     9.91
Total Return                                          0.55%           7.23%           5.90%           8.31%          (0.90%)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $   13,390      $   21,251      $   26,006      $   29,223      $   32,461
  Ratio of Expenses to Average Net Assets             0.95%           0.87%           0.85%           0.75%           0.73%
  Ratio of Net Investment Income to                   3.43%           3.66%           3.86%           4.13%           4.09%
    Average Net Assets
  Ratio of Expenses to Average Net Assets**           0.98%           0.89%           0.87%           0.77%           0.76%
  Portfolio Turnover***                                  9%              2%              7%             13%             14%


  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

April 30, 2004

--------------------------------------------------------------------------------


1.  ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on the approval of shareholders, seventeen separate investment portfolios were reorganized as separate investment portfolios of Tamarack. This annual report includes the following three investment portfolios ("Funds"):

- Tamarack Government Income Fund ("Government Income Fund") (formerly RBC Government Income Fund)
- Tamarack Quality Fixed Income Fund ("Quality Fixed Income Fund") (formerly RBC Quality Income Fund)
- Tamarack North Carolina Tax-Free Bond Fund ("North Carolina Tax-Free Bond Fund") (formerly RBC North Carolina Tax-Free Bond Fund)

Each of the Funds offers five share classes: Class A, Class C, Class R, Class I and Class S shares. Class A shares are offered with a 3.75% maximum front-end sales charge. Class C shares are offered at net asset value (i.e., no front-end sales charge) but are subject to a contingent deferred sales charge ("CDSC") of 1.00% for redemptions within 12 months of purchase. Class R shares are not subject to either a front-end sales charge or CDSC. Class S and Class I shares are closed to new investors.

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for the Tamarack Funds. The officers of the Tamarack Funds ("Fund Management") are also employees of Voyageur.

--------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer- supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, unless Tamarack's Pricing Committee determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In cases where a security price is unavailable from a pricing service or Tamarack's fund accounting agent believes that a price provided by a pricing service does not represent fair current market value, Tamarack has established procedures to estimate a security's fair value.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

INVESTMENT TRANSACTIONS:
Security transactions are accounted for on the date the security is bought or sold ("trade date"). Long-term investment transactions are recorded on a trade date plus one basis, except for on the last day of the annual or semi-annual financial reporting period, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

FUND EXPENSES:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as audit or legal fees, are allocated proportionately among each of the Funds based either on the Funds' net assets or on another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees.

FINANCIAL INSTRUMENTS:
FUTURES CONTRACTS - The Funds may enter into futures contracts in an effort to hedge against market risks. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give the Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. However, such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. The Funds recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the fiscal year ended April 30, 2004.

WHEN-ISSUED TRANSACTIONS - The Funds may engage in when-issued (to be announced) transactions. A Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

HIGH-YIELD AND EMERGING MARKET SECURITIES - The investment objectives of the Quality Fixed Income Fund allow the Fund to invest up to 15% of the Fund's total assets in high-yield obligations and/or obligations of emerging market countries. High-yield obligations are debt securities which have a lower than investment-grade credit rating, but also pay a

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

higher rate of return due to the potentially higher risk of default. Fund management has determined that the Fund will not invest in any high-yield obligation with a credit rating lower than B as determined by the national rating agencies and that no more than 5% of the Fund's assets will be invested in securities with a B rating. Also, although the Fund may invest in obligations of emerging markets, Fund management does not want to expose Fund shareholders to currency fluctuation risk and therefore such emerging market obligations must be U.S. dollar-denominated.

DISTRIBUTIONS TO SHAREHOLDERS:
Each of the Funds pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent in nature, they are reclassified within a Fund's capital accounts based on their federal tax basis treatment.

--------------------------------------------------------------------------------


3.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of Government Income Fund, Quality Fixed Income Fund, and North Carolina Tax-Free Bond Fund, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each of Government Income Fund, Quality Fixed Income Fund, and North Carolina Tax-Free Bond Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advi- sory contracts Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

                                          Annual Rate
                                          -----------
Government Income Fund                       0.30%
Quality Fixed Income Fund                    0.60%
North Carolina Tax-Free Bond Fund            0.35%

Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S shares of Quality Fixed Income Fund to 0.68%. This expense limitation agreement is in place until May 1, 2005. Voyageur may voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Funds and BISYS Fund Services Limited Partnership ("BISYS") serves as sub-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of each Fund's average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources. Prior to April 16, 2004 the Funds paid BISYS an administrative fee equal to an annual rate of 0.15%.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------


4.  FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan. The following chart shows the maximum Plan fee rate for each class.

                                  Class A     Class C     Class R
                                  -------     -------     -------
12b-1 Plan Fee                     0.50%*      1.00%       0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The Distributor is currently voluntarily waiving 0.25% of the Plan fee for Class A. These voluntary waivers will continue until at least March 31, 2005.

On March 24, 2004, all Class B shares of the predecessor funds to Government Income Fund, Quality Fixed Income Fund, and North Carolina Tax-Free Bond Fund were converted into Class A shares of the predecessor funds. During the fiscal year ended April 30, 2004, the distributor of the predecessor funds (Centura Funds Distributor, Inc., an affiliate of BISYS) received the proceeds of any CDSC imposed on redemptions of Class B shares of the predecessor funds. The following is a summary of the dealer commissions paid to Centura Funds Distributor, Inc. and reallocated to RBC Centura Securities, Inc. and RBC Dain Rauscher Inc. (both affiliates of Voyageur) for Class B shares of the predecessor funds for the year ended April 30, 2004.

                                                        RBC Centura           RBC Dain
                                      Distributor     Securities, Inc.     Rauscher Inc.
                                      -----------     ----------------     -------------
Government Income Fund                   $  --             $133                $385
Quality Fixed Income Fund                   --               --                   1
North Carolina Tax-Free Bond Fund           --               --                  --

--------------------------------------------------------------------------------


5.  CONCENTRATION OF CREDIT RISK

The Tamarack North Carolina Tax-Free Bond Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by the state of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

--------------------------------------------------------------------------------


6.  SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended April 30, 2004 were as follows:

                                    Purchases (Excl.           Sales            Purchases of       Sales of
                                      U.S. Govt.)        (Excl. U.S. Govt.)      U.S. Govt.      U.S. Govt.
                                      -----------        ------------------      ----------      ----------
Government Income Fund                                                          $19,813,433      $25,629,606
Quality Fixed Income Fund             $23,553,148           $39,578,826         $17,523,770      $20,068,017
North Carolina Tax-Free Bond Fund     $ 1,949,881           $ 8,249,563

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================


7.  CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in shares of Government Income Fund, Quality Fixed Income Fund, and North Carolina Tax-Free Bond Fund are summarized below:

TAMARACK GOVERNMENT INCOME FUND

                                                            FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                              APRIL 30, 2004        APRIL 30, 2003
                                                              --------------        --------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $  2,942,652         $  3,854,740
  Proceeds from shares exchanged from Class B                       414,882                   --
  Dividends reinvested                                              256,506              198,234
  Cost of shares redeemed                                        (3,522,320)          (3,207,198)
                                                               ------------         ------------
  Change in Class A                                            $     91,720         $    845,776
                                                               ------------         ------------

CLASS B
  Proceeds from shares issued                                            $-         $    291,402
  Dividends reinvested                                               15,092               11,104
  Cost of shares redeemed                                          (180,998)            (160,401)
  Cost of shares exchanged to Class A                              (414,882)                  --
                                                               ------------         ------------
  Change in Class B                                            $   (580,788)        $    142,105
                                                               ------------         ------------

CLASS I
  Proceeds from shares issued                                  $ 10,414,118         $ 14,373,086
  Dividends reinvested                                              586,434              431,112
  Cost of shares redeemed                                       (16,225,342)         (16,068,612)
                                                               ------------         ------------
  Change in Class I                                            $ (5,224,790)        $ (1,264,414)
                                                               ------------         ------------

CLASS C
  Proceeds from shares issued                                  $      3,275         $         --
  Dividends reinvested                                                   --                   --
  Cost of shares redeemed                                                --                   --
                                                               ------------         ------------
  Change in Class C                                            $      3,275         $         --
                                                               ------------         ------------

CLASS R
  Proceeds from shares issued                                  $      3,275         $         --
  Dividends reinvested                                                   --                   --
  Cost of shares redeemed                                                --                   --
                                                               ------------         ------------
  Change in Class R                                            $      3,275         $         --
                                                               ------------         ------------

CLASS S
  Proceeds from shares issued                                  $      3,275         $         --
  Proceeds from shares issued in connection with merger                  --                   --
  Dividends reinvested                                                   --                   --
  Cost of shares redeemed                                                --                   --
                                                               ------------         ------------
  Change in Class S                                            $      3,275         $         --
                                                               ------------         ------------
Net change from capital transactions                           $ (5,704,033)        $   (276,533)
                                                               ============         ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                            277,034              362,476
  Issued in connection with exchange from Class B                    38,956                   --
  Reinvested                                                         24,275               18,678
  Redeemed                                                         (330,203)            (302,503)
                                                               ------------         ------------
  Change in Class A                                                  10,062               78,651
                                                               ------------         ------------

CLASS B
  Issued                                                                 --               27,471
  Reinvested                                                          1,432                1,046
  Redeemed                                                          (17,061)             (15,032)
  Cost of shares exchanged to Class A                               (38,956)                  --
                                                               ------------         ------------
  Change in Class B                                                 (54,585)              13,485
                                                               ------------         ------------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

                                                   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                     APRIL 30, 2004       APRIL 30, 2003
                                                     --------------       --------------
CLASS I
  Issued                                                  987,290            1,359,284
  Reinvested                                               55,560               40,665
  Redeemed                                             (1,525,217)          (1,512,347)
                                                     ------------        -------------
  Change in Class I                                      (482,367)            (112,398)
                                                     ------------        -------------

CLASS C
  Issued                                                      314                   --
  Reinvested                                                  --                    --
  Redeemed                                                    --                    --
                                                     ------------        -------------
  Change in Class C                                           314                   --
                                                     ------------        -------------

CLASS R
  Issued                                                      314                   --
  Reinvested                                                  --                    --
  Redeemed                                                    --                    --
                                                     ------------        -------------
  Change in Class R                                           314                   --
                                                     ------------        -------------

CLASS S
  Issued                                                      314                   --
  Issued in connection with merger                            --                    --
  Reinvested                                                  --                    --
  Redeemed                                                    --                    --
                                                     ------------        -------------
  Change in Class S                                           314                  --
                                                     ------------        -------------
Net change from share transactions                       (525,948)             (20,262)
                                                     ============        =============


TAMARACK QUALITY FIXED INCOME FUND

                                                   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                     APRIL 30, 2004       APRIL 30, 2003
                                                     --------------       --------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                        $  1,355,528         $    263,717
  Proceeds from shares exchanged from Class B             122,283                   --
  Dividends reinvested                                     48,264               21,580
  Cost of shares redeemed                                (840,755)            (297,858)
                                                     ------------        -------------
  Change in Class A                                  $    685,320         $    (12,561)
                                                     ------------        -------------

CLASS B
  Proceeds from shares issued                        $     10,548         $      3,599
  Dividends reinvested                                      8,118                4,513
  Cost of shares redeemed                                  (6,903)              (6,601)
  Cost of shares exchanged to Class A                    (122,283)                  --
                                                     ------------        -------------
  Change in Class B                                  $   (110,520)        $      1,511
                                                     ------------        -------------

CLASS I
  Proceeds from shares issued                        $ 10,946,331         $ 14,561,966
  Dividends reinvested                                  1,412,615              776,893
  Cost of shares redeemed                             (26,875,366)         (34,921,983)
                                                     ------------        -------------
  Change in Class I                                  $(14,516,420)        $(19,583,124)
                                                     ------------        -------------

CLASS C
  Proceeds from shares issued                        $      3,275         $         --
  Dividends reinvested                                         --                   --
  Cost of shares redeemed                                      --                   --
                                                     ------------        -------------
  Change in Class C                                  $      3,275         $         --
                                                     ------------        -------------

CLASS R
  Proceeds from shares issued                        $      3,275         $         --
  Dividends reinvested                                         --                   --
  Cost of shares redeemed                                      --                   --
                                                     ------------        -------------
  Change in Class R                                  $      3,275         $         --
                                                     ------------        -------------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                              APRIL 30, 2004       APRIL 30, 2003
                                                              --------------       --------------
CLASS S
  Proceeds from shares issued                                  $     18,274         $         --
  Proceeds from shares issued in connection with merger          99,512,062                   --
  Dividends reinvested                                                   --                   --
  Cost of shares redeemed                                        (1,292,361)                  --
                                                               ------------         ------------
  Change in Class S                                            $ 98,237,975         $         --
                                                               ------------         ------------
Net change from capital transactions                           $ 84,302,905         $(19,594,174)
                                                               ============         ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                            134,882               26,116
  Issued in connection with exchange from Class B                    12,253                   --
  Reinvested                                                          4,842                2,146
  Redeemed                                                          (83,824)             (29,621)
                                                               ------------         ------------
  Change in Class A                                                  68,153               (1,359)
                                                               ------------         ------------

CLASS B
  Issued                                                              1,033                  354
  Reinvested                                                            814                  449
  Redeemed                                                             (694)                (644)
  Cost of shares exchanged to Class A                               (12,253)                  --
                                                               ------------         ------------
  Change in Class B                                                 (11,100)                 159
                                                               ------------         ------------

CLASS I
  Issued                                                          1,091,060            1,448,749
  Reinvested                                                        142,122               77,340
  Redeemed                                                       (2,660,354)          (3,482,271)
                                                               ------------         ------------
  Change in Class I                                              (1,427,172)          (1,956,182)
                                                               ------------         ------------

CLASS C
  Issued                                                                337                   --
  Reinvested                                                             --                   --
  Redeemed                                                               --                   --
                                                               ------------         ------------
  Change in Class C                                                     337                   --
                                                               ------------         ------------

CLASS R
  Issued                                                                337                   --
  Reinvested                                                             --                   --
  Redeemed                                                               --                   --
                                                               ------------         ------------
  Change in Class R                                                     337                   --
                                                               ------------         ------------

CLASS S
  Issued                                                              3,209                   --
  Issued in connection with merger                               10,207,207                   --
  Reinvested                                                             --                   --
  Redeemed                                                         (132,190)                  --
                                                               ------------         ------------
  Change in Class S                                              10,078,226                   --
                                                               ------------         ------------
Net change from share transactions                               (8,708,781)          (1,957,382)
                                                               ============         ============


TAMARACK NORTH CAROLINA TAX-FREE BOND FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                              APRIL 30, 2004       APRIL 30, 2003
                                                              --------------       --------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                  $  1,098,258         $     54,693
  Proceeds from shares exchanged from Class B                       279,994                   --
  Dividends reinvested                                              219,859              157,897
  Cost of shares redeemed                                          (593,557)            (551,453)
                                                               ------------         ------------
  Change in Class A                                              $1,004,554            $(338,863)
                                                               ------------         ------------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                              APRIL 30, 2004       APRIL 30, 2003
                                                              --------------       --------------
CLASS B
  Proceeds from shares issued                                  $         --         $     31,404
  Dividends reinvested                                               11,412               11,314
  Cost of shares redeemed                                          (168,615)             (36,614)
  Cost of shares exchanged to Class A                              (279,994)                  --
                                                               ------------         ------------
  Change in Class B                                            $   (437,197)        $      6,104
                                                               ------------         ------------

CLASS I
  Proceeds from shares issued                                  $  2,479,055         $  2,919,426
  Dividends reinvested                                              262,148              109,961
  Cost of shares redeemed                                        (9,835,117)          (8,457,190)
                                                               ------------         ------------
  Change in Class I                                            $ (7,093,914)        $ (5,437,803)
                                                               ------------         ------------
Net change from capital transactions                           $ (6,526,557)        $ (5,770,562)
                                                               ============         ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                            104,369                5,152
  Issued in connection with exchange from Class B                    26,768                   --
  Reinvested                                                         20,912               14,895
  Redeemed                                                          (56,864)             (51,739)
                                                               ------------         ------------
  Change in Class A                                                  95,185              (31,692)
                                                               ------------         ------------

CLASS B
  Issued                                                                 --                2,908
  Reinvested                                                          1,059                1,067
  Redeemed                                                          (15,665)              (3,482)
  Cost of shares exchanged to Class A                               (26,742)                  --
                                                               ------------         ------------
  Change in Class B                                                 (41,348)                 493
                                                               ------------         ------------

CLASS I
  Issued                                                            235,393              275,348
  Reinvested                                                         25,097               10,331
  Redeemed                                                         (932,522)            (801,479)
                                                               ------------         ------------
  Change in Class I                                                (672,032)            (515,800)
                                                               ------------         ------------

Net change from share transactions                                 (618,195)            (546,999)
                                                               ============         ============





Class C, R, and S shares of the North Carolina Tax-Free Bond Fund were not offered during the periods stated above.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------


8.  FUND COMBINATIONS

At a special meeting of shareholders on April 8, 2004, the shareholders of each of Portfolio S and Portfolio L of D.L. Babson Bond Trust approved agreements and plans of reorganization regarding the combination of Portfolio S and Portfolio L into RBC Quality Income Fund. Effective April 16, 2004, through a tax-free reorganization, Portfolio S and Portfolio L transferred all of their assets to RBC Quality Income Fund, which assumed all of the liabilities of Portfolio S and Portfolio L. Voyageur paid the costs associated with the reorganization. The shareholders of Portfolio S and Portfolio L received 2,733,144 and 7,474,063 Class S shares, respectively, ($9.75 per share) of the RBC Quality Income Fund, which had a total value of $99,512,062, in exchange for their shares of Portfolio S and Portfolio L ($9.60 and $1.53 per share, respectively), which also had a total value of $99,512,062. Portfolio S and Portfolio L shareholders received 0.985 and 0.157 Quality Income Fund Class S shares, respectively, for every 1.000 shares owned of Portfolio S or Portfolio L.

--------------------------------------------------------------------------------


9.  REORGANIZATION OF RBC FUNDS, INC.

On December 2, 2003, the Board of Directors of RBC Funds, Inc. approved an agreement and plan of reorganization regarding the reorganization of each series of RBC Funds, Inc. (including RBC Government Income Fund, RBC Quality Income Fund and RBC North Carolina Tax-Free Bond Fund) as a series of Tamarack. At a special meeting of shareholders on April 8, 2004, the shareholders of each of RBC Government Income Fund, RBC Quality Income Fund and RBC North Carolina Tax-Free Bond Fund approved the agreement and plan of reorganization with respect to each fund. Effective April 16, 2004, pursuant to that agreement and plan of reorganization, RBC Government Income Fund, RBC Quality Income Fund and RBC North Carolina Tax-Free Bond Fund were reorganized, through a tax-free reorganization, as separate series of Tamarack (Government Income Fund, Quality Fixed Income Fund and North Carolina Tax-Free Bond Fund, respectively).

--------------------------------------------------------------------------------


10. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gain. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes. As of April 30, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                               Net Unrealized
                                              Tax Cost        Unrealized       Unrealized       Appreciation
                                           of Securities     Appreciation     Depreciation     (Depreciation)
                                           -------------     ------------     ------------     --------------
Government Income Fund                     $ 24,569,048      $     71,785     $   (463,990)    $   (392,205)
Quality Fixed Income Fund                   131,319,185         4,173,347       (2,363,704)       1,809,643
North Carolina Tax-Free Bond Fund            17,578,652           829,888          (56,103)         773,785

The tax character of distributions during the fiscal year ended April 30, 2004 was as follows (amounts in thousands):

Distribution Paid From:

                                          Net Inv.     Net Long Term     Total Taxable       Tax-Exempt       Total Dist.
                                           Income      Capital Gains     Distributions     Distributions          Paid
                                           ------      -------------     -------------     -------------          ----
Government Income Fund                $    645,785     $   488,681       $ 1,143,466       $          --     $  1,143,466
Quality Fixed Income Fund                2,037,101         941,576         2,978,677                  --        2,978,677
North Carolina Tax-Free Bond Fund            2,307         448,421           450,728             792,233        1,242,961

*Total distributions paid differ from Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

As of April 30, 2004 the components of accumulated earnings/(deficit) on a tax basis was as follows (amounts in thousands):

                                            Government      Quality Fixed        North Carolina
                                           Income Fund       Income Fund       Tax-Free Bond Fund
                                           -----------       -----------       ------------------
Undistributed Ordinary Income              $   49,817        $  160,484            $       --
Undistributed Tax-Exempt Income                    --                --                 29,823
Undistributed Long-Term Capital               146,541                --                415,667
Accumulated Earnings                          196,358           160,484                445,490
Distribution Payable                          (49,818)         (269,138)               (49,792)
Accumulated Capital and Other Losses               --        (4,184,246)                    --
Unrealized Appreciation (Depreciation)       (392,205)        1,479,487                773,785
Total Accumulated Earnings (Deficit)         (245,665)       (2.813,413)             1,169,483

As of the latest tax year end of April 30, 2004, the Quality Fixed Income Fund had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                          Capital Loss
Quality Fixed Income Fund                 Carryforward            Expires
                                          ------------            -------
                                           $  115,326              2009
                                              482,219              2010
                                            1,358,311              2011
                                            1,229,732              2012

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------


11. DIVIDEND RECEIVED DEDUCTION

For corporate shareholders no percentage of the total ordinary income distributions paid during the tax year ended April 30, 2004, qualified for the corporate dividend received deduction for the Funds.

--------------------------------------------------------------------------------


12. CHANGE IN AUDITORS

On December 2, 2003, the Board of Directors of RBC Funds, Inc. selected Deloitte & Touche ("Deloitte") as independent auditors of the RBC Funds for the fiscal year ending April 30, 2004. On March 11, 2004, the Tamarack Board of Trustees selected Deloitte as independent auditors of the Funds. Deloitte has confirmed to the Audit Committee of the Board of Trustees ("Audit Committee") that they are independent auditors with respect to the Funds.

PricewaterhouseCoopers LLP ("PwC") served as independent auditors of the RBC Funds for the fiscal year ended April 30, 2003. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of a Canadian subsidiary of Royal Bank of Canada, the ultimate parent company of Voyageur. As a result of the PwC affiliate in Canada's provision of these services, PwC resigned as the independent auditors of the RBC Funds effective October 8, 2003. During the RBC Funds' fiscal year ended April 30, 2003, PwC's audit reports concerning the RBC Funds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal year ended April 30, 2003, and through October 8, 2003, there were no disagreements between the RBC Funds and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

--------------------------------------------------------------------------------

13. MARKET TIMING

Tamarack discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. When assessed, the redemption fee is retained by the Fund, not by Fund management. This redemption fee is not charged in cases where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and excessive trading.

--------------------------------------------------------------------------------


14. SOFT DOLLARS

The term soft dollars generally refers to arrangements in which services other than trade execution (such as research and brokerage services) are received from a broker-dealer. The federal securities laws permit a fund adviser to cause the Fund to pay higher commission charges if the adviser believes the charges are reasonable in relation to the brokerage and research services provided to the adviser or to the Fund. Voyageur has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds' securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain circumstances, be in the Funds' best interest.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Government Income Fund

--------------------------------------------------------------------------------

APRIL 30, 2004

SHARES                                      VALUE
-------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 98.9%                                   (a) See notes to financial statements for tax basis unrealized appreciation
FANNIE MAE - 45.2%                                    (depreciation) of securities.
   75,000   3.88%, 3/15/05            $    76,525
  910,000   5.25%, 6/15/06                958,944     SEE NOTES TO FINANCIAL STATEMENTS.
  650,000   2.63%, 11/15/06               646,363
1,000,000   5.00%, 1/15/07              1,051,933
1,000,000   7.13%, 3/15/07              1,111,991
  500,000   4.25%, 7/15/07                514,950
  500,000   6.63%, 10/15/07               553,126
1,000,000   5.75%, 2/15/08              1,076,549
1,100,000   6.00%, 5/15/08              1,194,283
  500,000   3.38%, 12/15/08               489,109
  700,000   5.38%, 11/15/11               731,544
  400,000   6.13%, 3/15/12                435,594
1,256,005   4.50%, 10/1/13              1,261,805
  930,725   4.50%, 5/1/33                 932,535
                                      -----------
                                       11,035,251
                                      -----------

FEDERAL HOME LOAN BANK - 25.5%
  475,000   5.13%, 3/6/06                 498,383
1,000,000   2.50%, 3/15/06              1,002,426
1,000,000   5.38%, 5/15/06              1,056,688
  650,000   4.13%, 11/15/06               670,090
1,550,000   2.75%, 3/14/08              1,506,731
1,000,000   5.75%, 5/15/12              1,057,629
  250,000   4.50%, 11/15/12               244,205
  200,000   3.88%, 6/14/13                185,090
                                      -----------
                                        6,221,242
                                      -----------

FREDDIE MAC - 19.5%
1,000,000   4.88%, 3/15/07              1,050,731
1,900,000   5.75%, 4/15/08              2,050,612
1,217,969   5.00%, 12/1/17              1,228,361
  429,165   4.50%, 5/1/18                 423,377
                                      -----------
                                        4,753,081
                                      -----------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 8.7%
1,095,000   5.28%, 11/16/15             1,142,838
  986,418   4.36%, 2/16/30                978,008
                                      -----------
                                        2,120,846
                                      -----------

TOTAL U.S. GOVERNMENT AGENCY           24,130,420
OBLIGATIONS                           -----------
(Cost $24,522,625)

INVESTMENT COMPANIES - 0.2%
   46,423 Wells Fargo 100% Treasury        46,423
          Money Market Fund,          -----------
          Investor Class

TOTAL INVESTMENT COMPANIES                 46,423
(Cost $46,423)                        -----------

TOTAL INVESTMENTS                      24,176,843
(Cost $24,569,048)(a) - 99.1%
Other assets in excess of
  liabilities - 0.9%                      216,749
                                      -----------
NET ASSETS - 100.0%                   $24,393,592
                                      ===========

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SCHEDULE OF INVESTMENTS
================================================================================

Quality Fixed Income Fund

--------------------------------------------------------------------------------

APRIL 30, 2004

SHARES                                            VALUE         SHARES                                                  VALUE
-------------------------------------------------------         -------------------------------------------------------------
ASSET BACKED SECURITIES - 2.3%                                  314,710 Vendee Mortgage Trust, Series                 334,339
AUTOMOTIVE - 0.8%                                               1992-1, Class 2Z, 7.75%, 5/15/22
  440,000  Capital Auto Receivables          $  442,320         1,085,334  Washington Mutual, Inc.,                 1,072,087
           Asset Trust, Series 2003-1,                                     Series 2003-S11, Class 1A,              ----------
           Class A2A, 2.27%, 1/17/06                                       5.00%, 11/25/33
  344,432  Ford Credit Auto Owner Trust,        347,749
           Series 2002-B, Class A3A,                            TOTAL COLLATERALIZED MORTGAGE                       6,046,593
           4.14%, 12/15/05                                      OBLIGATIONS                                        ----------
  125,000  Ford Credit Auto Owner Trust,        125,511         (Cost $6,041,650)
           Series 2003-A, Class A3A,
           2.20%, 7/17/06                                       COMMERCIAL MORTGAGE BACKED
  129,945  MMCA Automobile Trust,               130,621         SECURITIES - 7.2%
           Series 2002-3, Class A3,          ----------         BANKING & FINANCIAL SERVICES - 7.2%
           2.97%, 3/15/07                                         617,036  ABN Amro Mortgage Corp.,                   596,189
                                              1,046,201                    Series 2003-12, Class 1A,
                                             ----------                    5.00%, 12/25/33
BANKING & FINANCIAL SERVICES - 1.1%                               404,156  Banc of America Commercial                 419,054
  650,000  MBNA Master Credit Card Trust,       703,360                    Mortgage, Inc., Series 2001-PB1,
           Series 1999-B, Class A,                                         Class A1, 4.91%, 5/11/35
           .90%, 8/15/11                                          642,305  Chase Commercial Mortgage                  671,991
  129,986  New Century Home Equity Loan         132,589                    Securities Corp., Series 1996-1,
           rust, Series 1997-NC5, Class A6,                                Class A2, 7.60%, 3/18/06
           6.70%, 10/25/28                                        867,960  Chase Mortgage Finance Corp.,              848,587
  550,000  Vanderbilt Mortgage Finance,         557,421                    Series 2003-S11, Class 1A1,
           Series 2002-C, Class A2,          ----------                    5.00%, 10/25/33
           4.23%, 2/7/15                                        1,515,368  CS First Boston Mortgage                 1,573,711
                                              1,393,370                    Securites Corp., Series 1997-C2,
                                             ----------                    Class A2, 6.52%, 1/17/35
UTILITIES - 0.4%                                                  755,293  GE Capital Commercial                      783,323
  500,000  Peco Energy Transition Trust,        555,017                    Mortgage Corp., Series 2002-1A,
           Series 2001-A, Class A1,          ----------                    Class A1, 5.03%, 12/10/35
           6.52%, 12/31/10                                        453,204  GMAC Commercial Mortgage                   468,679
                                                                           Securities, Inc., Series 1998-C1,
TOTAL ASSET BACKED SECURITIES                 2,994,588                    Class A1, 6.41%, 5/15/30
(Cost $2,888,323)                            ----------           290,197  GMAC Mortgage Corp. Loan                   289,923
                                                                           Trust, Series 2001-J5, Class A7,
COLLATERALIZED MORTGAGE                                                    6.75%, 11/25/31
OBLIGATIONS - 4.6%                                                 70,860  GSR Mortgage Loan Trust,                    72,134
BANKING & FINANCIAL SERVICES - 4.6%                                        Series 2002-8F, Class 3AA1,
  370,000  Bank of America Mortgage             378,094                    6.50%, 9/25/32
           Securities, Series 2004-4,                           1,750,000  JP Morgan Commercial                     1,916,329
           Class 3A1, 5.00%, 5/25/19                                       Mortgage Finance Corp.,
2,140,000  Countrywide Alternative Loan       2,162,069                    Series 1999-C7, Class A2,
           Trust, Series 2004-12CB,                                        6.51%, 10/15/35
           Class 1A-1, 5.00%, 7/25/19                             500,000  LB-UBS Commercial Mortgage                 469,064
   75,048  Residential Accredit Loans, Inc.,     74,951                    Trust, Series 2004-C2, Class A4,
           Series 2000-QS8, Class A4,                                      4.37%, 3/1/36
           8.00%, 7/25/30                                         176,546  Master Asset Securitization                180,680
  152,318  Residential Accredit Loans, Inc.,    155,037                    Trust, Series 2002-6, Class 6A1,
           Series 2002-QS9, Class A3,                                      6.50%, 10/25/32
           6.50%, 7/25/32                                         976,674  Master Asset Securitization                943,455
  732,343  Structured Adjustable Rate           756,030                    Trust, Series 2003-12, Class 6A1,
           Mortgage Loan Trust, Series                                     5.00%, 12/25/33
           2004-2, Class 2A, 5.09%, 3/25/34                        70,331  Morgan Stanley Mortgage Loan                72,078
  327,791  Structured Asset Securities Corp.,   338,604                    Trust, Series 2004-2AR, Class 1A,       ----------
           Series 2002-11A, Class 2A1,                                     5.25%, 2/25/34
           5.60%, 6/25/32
  786,291  Structured Asset Securties Corp.,    775,382         TOTAL COMMERCIAL MORTGAGE BACKED                    9,305,197
           Series 2003-30, Class 1A1,                           SECURITIES                                         ----------
           .50%, 10/25/33                                      (Cost $9,166,524)

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SCHEDULE OF INVESTMENTS
================================================================================

Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

SHARES                                            VALUE         SHARES                                                  VALUE
-------------------------------------------------------         -------------------------------------------------------------
COMMON STOCKS - 0.2%                                              230,000  Ford Motor Credit Co., 5.63%,              234,503
TELECOMMUNICATIONS - 0.2%                                                  10/1/08
   15,668  MCI, Inc.                            222,172           145,000  Ford Motor Credit Co., 5.80%,              147,685
                                             ----------                    1/12/09

TOTAL COMMON STOCKS                             222,172           200,000  Ford Motor Credit Co., 7.38%,              213,865
(Cost $270,671)                              ----------                    2/1/11
                                                                  240,000  Ford Motor Credit Co., 7.00%,              246,823
CORPORATE BONDS - 43.3%                                                    10/1/13
AEROSPACE & DEFENSE - 0.3%                                        275,000  Franklin Resources, Inc., 3.70%,           271,424
  365,000  Boeing Capital Corp., 7.10%,         388,675                    4/15/08
           9/27/05                           ----------           370,000  General Electric Capital Corp.,            361,963
                                                                           4.25%, 12/1/10

AIRLINES - 0.6%                                                   500,000  General Motors Acceptance                  519,718
  500,000  American Airlines, Inc., Series      504,419                    Corp., MTN, 8.38%, 2/22/05
           1999-1, Class A-2, 7.02%,                              700,000  General Motors Acceptance                  769,909
           10/15/09                                                        Corp., 7.75%, 1/19/10
  221,832  Atlas Air, Inc., Series 1999-1,      208,538           770,000  Goldman Sachs Capital I,                   735,995
           Class A1, 7.20%, 1/2/19           ----------                    6.35%, 2/15/34
                                                712,957           470,000  Goldman Sachs Group, Inc.,                 469,963
                                             ----------                    2.85%, 10/27/06

AUTOMOTIVE - 1.7%                                                 250,000  Goldman Sachs Group, Inc.,                 284,791
1,095,000  DaimlerChrysler NA Holdings,       1,075,582                    MTN, 7.35%, 10/1/09
           4.05%, 6/4/08                                           75,000  Household Finance Corp.,                    74,968
  280,000  Ford Motor Co., 6.63%,               251,542                    4.13%, 12/15/08
           2/15/28                                                165,000  Household Finance Corp.,                   179,023
  280,000  Ford Motor Co., 6.38%,               243,349                    6.38%, 10/15/11
           2/1/29                                                 600,000  Household Finance Corp.,                   646,100
  125,000  General Motors Corp., 7.13%,         131,121                    6.38%, 11/27/12
           7/15/13                                                300,000  Jefferies Group, Inc., 7.50%,              336,540
   95,000  General Motors Corp., 7.70%,         102,072                    8/15/07
           4/15/16                                                290,000  John Deere Capital Corp.,                  305,062
  160,000  General Motors Corp., 8.25%,         171,229                    5.13%, 10/19/06
           7/15/23                                                550,000  JP Morgan Chase & Co.,                     551,474
  150,000  General Motors Corp., 8.38%,         162,228                    3.13%, 12/11/06
           7/15/33                           ----------           500,000  KeyCorp, 6.75%, 3/15/06                    538,128
                                              2,137,123           200,000  KFW International Finance, Inc.,           210,057
                                             ----------                    4.75%, 1/24/07
BANKING & FINANCIAL SERVICES - 15.9%                              300,000  Merrill Lynch & Co., 2.94%,                303,896
  500,000  AIG SunAmerica, Inc., MTN,           531,257                    1/30/06
           5.75%, 2/16/09                                         500,000  Merrill Lynch & Co., 6.38%,                545,974
  200,000  American Financial Group,            217,416                    10/15/08
           7.13%, 4/15/09                                         575,000  Merrill Lynch & Co., 4.13%,                573,676
  275,000  American General Finance,            293,053                    1/15/09
           5.88%, 7/14/06                                         375,000  National Rural Utilities Corp.,            370,719
  230,000  Bank of America Corp.,               224,072                    4.38%, 10/1/10
           3.25%, 8/15/08                                         160,000  National Rural Utilities Corp.,            183,155
  200,000  BankBoston NA, 7.38%,                221,305                    7.25%, 3/1/12
           9/15/06                                                 25,000  National Rural Utilities Corp.,             30,803
  500,000  BB&T Corp., 6.38%, 6/30/05           523,410                    8.00%, 3/1/32
  150,000  Caterpillar Financial Service        149,246         1,030,000  NB Capital Trust IV, 8.25%,              1,146,505
           Corp., 3.00%, 2/15/07                                           4/15/27
  300,000  CIT Group, Inc., 4.13%, 2/21/06      307,589           310,000  North Fork Bancorp., 5.00%,                313,580
  295,000  CIT Group, Inc., 7.38%, 4/2/07       327,374                    8/15/12
  195,000  CIT Group, Inc., 4.75%,              193,284           910,000  SLM Corp., 5.00%, 10/1/13                  890,423
           12/15/10                                               250,000  SunTrust Bank, Inc., 6.38%,                273,338
  200,000  Countrywide Home Loan,               188,765                    4/1/11
           4.00%, 3/22/11                                         500,000  Synovus Financial Corp.,                   538,775
  225,000  Fannie Mae, 6.63%, 11/15/30          249,977                    7.25%, 12/15/05
  500,000  Ford Motor Credit Co., 6.88%,        529,238           500,000  Textron Financial Corp.,                   494,308
           2/1/06                                                          2.69%,10/3/06

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SCHEDULE OF INVESTMENTS
================================================================================

Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

SHARES                                            VALUE         SHARES                                                  VALUE
-------------------------------------------------------         -------------------------------------------------------------
 1,650,000  Toyota Motor Credit Corp.,        1,637,634         ELECTRIC (INTEGRATED) - 0.9%
            4.35%, 12/15/10                                        135,000  American Electric Power Co.,              143,568
   500,000  Wachovia Corp., 7.45%,              530,398                     Inc., 6.13%, 5/15/06
            7/15/05                                                 50,000  Carolina Power & Light, 5.13%,             49,901
   840,000  Wachovia Corp., 3.63%,              823,495                     9/15/13
            2/17/09                                                150,000  Carolina Power & Light, 6.13%,            147,835
   550,000  Washington Mutual, Inc.,            549,945                     9/15/33
            2.40%, 11/3/05                                         450,000  Midamerican Energy Co.,                   450,090
   200,000  Washington Mutual, Inc.,            211,848                     5.13%, 1/15/13
            5.63%, 1/15/07                                         350,000  Transalta Corp., 5.75%,                   345,636
   240,000  Wells Fargo Financial, Inc.,        256,994                     12/15/13                              -----------
            7.00%, 11/1/05                  -----------                                                             1,137,030
                                             20,729,443                                                           -----------
                                            -----------         ENERGY - 5.2%
BUILDING & CONSTRUCTION - 0.9%                                   1,675,000  BP Capital Markets PLC,                 1,675,224
   200,000  D.R. Horton, Inc., 6.88%,           209,000                     2.75%, 12/29/06
            5/1/13                                                 100,000  Buckeye Partners, 4.63%,
   770,000  Lennar Corp., 1.86%, 3/19/09        769,069                     7/15/13                                    94,921
   155,000  Masco Corp., 6.75%, 3/15/06         166,223            295,000  Consolidated Natural Gas,                 318,734
                                            -----------                     6.25%, 11/1/11
                                              1,144,292            155,000  Duke Energy Field Services,               179,182
CABLE - 1.9%                                -----------                     7.88%, 8/16/10
   660,000  Comcast Cable Communications,       699,215            530,000  Enterprise Products Partners LP,          591,350
            Inc., 6.38%, 1/30/06                                            7.50%, 2/1/11
   135,000  Comcast Cable Communications,       149,617            590,000  Keyspan Gas East, 6.90%,                  656,314
            Inc., 7.13%, 6/15/13                                            1/15/08
   250,000  Rogers Cable, Inc., 6.25%,          240,722            325,000  Kinder Morgan Energy                      364,345
            6/15/13                                                         Partners LP, 7.13%, 3/15/12
   250,000  Shaw Communications, Inc.,          269,365            575,000  Kinder Morgan Energy                      656,280
            7.25%, 4/6/11                                                   Partners LP, 7.75%, 3/15/32
   825,000  TCI Communications, Inc.,           881,311            250,000  NRG Energy, Inc.(c), 8.00%,               251,875
            6.88%, 2/15/06                                                  12/15/13
   250,000  Videotron Ltee, 6.88%, 1/15/14      252,500            100,000  OAO Gazprom, 9.13%, 4/25/07               105,000
                                            -----------            100,000  Pemex Project Funding Master              110,250
                                              2,492,730                     Trust, 7.88%, 2/1/09
                                            -----------            200,000  Piedmont Natural Gas Co.,                 195,305
CHEMICALS - 0.6%                                                            6.00%, 12/19/33
   500,000  E.I. Du Pont de Nemours & Co.,      561,224            750,000  Praxair, Inc., 6.50%, 3/1/08              822,979
            8.25%, 9/15/06                                         800,000  Tosco Corp., 7.25%, 1/1/07                880,969
   140,000  Ecolab, Inc., 6.88%, 2/1/11         153,889                                                           -----------
                                            -----------                                                             6,902,728
                                                715,113                                                           -----------
                                            -----------         ENTERTAINMENT - 1.4%
COMMERCIAL SERVICES - 0.5%                                         250,000  Boyd Gaming Corp., 7.75%,                 265,000
   200,000  Aramark Services, Inc., 8.15%,      210,604                     12/15/12
            5/1/05                                                 210,000  Harrah's Operating Co., Inc.(c),          204,232
   225,000  Aramark Services, Inc., 7.00%,      245,958                     5.38%, 12/15/13
            5/1/07                                                 200,000  Intrawest Corp., 7.50%,                   204,500
   130,000  PHH Corp., 7.13%, 3/1/13            144,203                     10/15/13
                                            -----------            535,000  Marriott International, 7.00%,            595,690
                                                600,765                     1/15/08
                                            -----------            250,000  Park Place Entertainment, Inc.,           261,250
COMPUTER INDUSTRY - 0.4%                                                    7.00%, 4/15/13
   250,000  IBM Corp., 4.88%, 10/1/06           262,039            250,000  Penn National Gaming, Inc. (c),           251,250
   285,000  Interactive Corp., 7.00%,           310,093                     6.88%, 12/1/11                        -----------
            1/15/13                         -----------                                                             1,781,922
                                                572,132                                                           -----------
                                            -----------         FOOD & BEVERAGES - 0.9%
CONSUMER GOODS & SERVICES - 0.7%                                   500,000  Coca-Cola Enterprises, Inc.,              528,471
   715,000  First Brands Corp., 7.25%,          794,478                     5.38%, 8/15/06
            3/1/07                                                 300,000  General Mills, Inc., 5.13%,               314,763
   135,000  Newell Rubbermaid, Inc.,            128,756                     2/15/07
            4.00%, 5/1/10                   -----------
                                                923,234
                                            -----------

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SCHEDULE OF INVESTMENTS
================================================================================

Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

SHARES                                            VALUE         SHARES                                                  VALUE
-------------------------------------------------------         -------------------------------------------------------------
  295,000  Supervalu, Inc., 7.50%, 5/15/12      333,945         RESEARCH & DEVELOPMENT - 0.2%
                                             ----------           245,000  Science Applications Int'l. Corp.,         270,994
                                              1,177,179                    7.13%, 7/1/32                           ----------
                                             ----------         RESTAURANTS - 0.4%
FOREIGN AGENCIES - 0.8%                                           500,000  Darden Restaurants, Inc.,                  537,658
  100,000  Federal Republic of Brazil,           97,000                    8.38%, 9/15/05                          ----------
           10.00%, 8/7/11
  100,000  Federal Republic of Brazil,           93,000         RETAIL - 0.6%
           11.00%, 8/17/40                                        600,000  Kroger Co., 7.45%, 3/1/08                  674,995
  250,000  Ontario Province, 5.50%,             266,413            40,000  Kroger Co., 6.75%, 4/15/12                  43,930
           10/1/08                                                                                                 ----------
  100,000  Republic of Columbia, 9.75%,         108,500                                                               718,925
           4/23/09                                              TELECOMMUNICATIONS - 3.1%                          ----------
  100,000  Republic of Panama, 9.38%,           113,000           100,000  British Telecom PLC, 8.38%,                119,029
           7/23/12                                                         12/15/10
  100,000  Republic of Peru, 9.88%, 2/6/15      107,500           550,000  Deutsche Telekom International             649,867
   50,000  Republic of Peru, 8.75%,              44,500                    Finance, 8.50%, 6/15/10
           11/21/33                                                50,000  France Telecom, 8.75%, 3/1/11               59,110
  100,000  Republic of Philippines, 9.88%,      102,750           180,000  France Telecom, 9.50%, 3/1/31              230,841
           1/15/19                                                121,000  MCI, Inc., 5.91%, 05/01/07,                119,639
  100,000  United Mexican States, 9.88%,        122,650           121,000  MCI, Inc., 6.69%, 5/1/09                   114,950
           2/1/10                            ----------           103,000  MCI, Inc., 7.74%, 5/1/14                    95,533
                                              1,055,313           250,000  Nextel Communications, Inc.,               259,688
                                             ----------                    7.38%, 8/1/15
HEALTH CARE - 0.6%                                                250,000  Rogers Wireless, Inc. (c),                 235,000
  155,000  Eli Lilly & Co., 5.50%, 7/15/06      164,448                    6.38%, 3/1/14
  425,000  Humana, Inc., 7.25%, 8/1/06          462,387            85,000  SBC Communications, Inc.,                   90,081
  150,000  Unitedhealth Group, Inc.,            157,776                    7.00%, 8/15/05
           5.20%, 1/17/07                    ----------
                                                784,611           250,000  SBC Communications, Inc.,                  261,572
                                             ----------                    5.88%, 2/1/12
                                                                   70,000  Sprint Capital Corp., 7.13%,                75,091
MACHINERY & EQUIPMENT - 0.3%                                               1/30/06
   50,000  Crane Co., 5.50%, 9/15/13             50,251           670,000  Sprint Capital Corp., 6.88%,               657,765
  345,000  Hutchison Whampoa Int'l., Ltd.       338,647                    11/15/28
           (c), 6.25%, 1/24/14               ----------
                                                388,898           660,000  US Cellular Corp., 6.70%,                  644,835
                                             ----------                    12/15/33
                                                                  150,000  Verizon New England, Inc.,                 162,542
MEDIA - 1.0%                                                               6.50%, 9/15/11
  565,000  News America Holdings, Inc.,         644,334           200,000  Verizon Virginia, Inc., 4.63%,             189,307
           7.70%, 10/30/25                                                 3/15/13                                 ----------
  400,000  Time Warner Communications,          441,510                                                             3,964,850
           Inc., 8.11%, 8/15/06                                                                                    ----------
  140,000  Time Warner Entertainment,           167,351         TEXTILES - 0.6%
           Inc., 8.38%, 7/15/33              ----------
                                              1,253,195           210,000  Mohawk Industries, Inc.,                   226,803
                                             ----------                    6.50%, 4/15/07
                                                                  500,000  VF Corp., 8.10%, 10/1/05                   539,316
PAPER & RELATED PRODUCTS - 1.2%                                                                                    ----------
  600,000  Avery Dennison Corp., 6.76%,         625,609                                                               766,119
           4/15/05                                              TRANSPORTATION & SHIPPING - 1.0%                   ----------
  250,000  Georgia Pacific Corp., 9.38%,        291,250           500,000  Burlington Northern Santa Fe               560,775
           2/1/13                                                          Corp., 9.25%, 10/1/06
  550,000  Weyerhaeuser Co., 6.95%,             573,129           200,000  CHC Helicopter Corp.(c),                   202,500
           10/1/27                           ----------                    7.38%, 5/1/14
                                              1,489,988           454,019  Federal Express Corp., 7.50%,              500,942
                                             ----------                    1/15/18                                 ----------
REITS - 0.8%                                                                                                        1,264,217
  650,000  Kimco Realty Corp., 7.86%,           738,816                                                            ----------
           11/1/07
  245,000  Simon Property Group LP,             268,035
           6.88%, 11/15/06                   ----------
                                              1,006,851
                                             ----------

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SCHEDULE OF INVESTMENTS
================================================================================

Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

SHARES                                            VALUE         SHARES                                                VALUE
-------------------------------------------------------         -----------------------------------------------------------
UTILITIES - 0.8%                                                   92,081   6.00%, 2/1/18                            96,206
   500,000   Niagra Mohawk Power Co.,           547,272            37,981   8.00%, 10/1/18                           41,559
             7.75%, 5/15/06                                         8,979   9.00%, 10/1/18                            9,747
   425,000   Republic Services, Inc., 6.75%,    468,095           520,000   5.20%, 3/5/19                           500,772
             8/15/11                        -----------            49,482   7.50%, 2/1/21                            53,608
                                              1,015,367             1,905   9.00%, 5/15/21                            1,910
                                            -----------         1,000,000   5.50%, 2/15/26                        1,041,063
TOTAL CORPORATE BONDS                        55,932,309           250,000   7.00%, 8/15/29                          266,972
(Cost $54,636,603)                          -----------           646,768   7.50%, 2/1/30                           697,195
                                                                  155,562   7.50%, 2/1/30                           167,103
U.S. GOVERNMENT AGENCY                                            185,098   7.50%, 1/1/31                           198,830
OBLIGATIONS - 31.6%                                                36,615   7.00%, 9/1/31                            38,667
FANNIE MAE - 11.8%                                                 88,519   5.50%, 11/1/31                           88,466
    54,089   7.00%, 12/1/07                      56,604           969,732   6.00%, 11/1/32                          992,533
   280,599   6.42%, 11/1/08                     305,342         1,098,981   5.50%, 6/1/33                         1,098,263
    24,650   8.25%, 1/1/09                       25,959           483,382   5.00%, 8/1/33                           469,010
    14,426   8.00%, 2/1/09                       15,353           341,032   6.00%, 9/1/33                           349,021
     6,364   8.50%, 7/1/13                        6,393                                                           ---------
    64,115   5.50%, 3/1/17                       65,854                                                           6,274,676
     5,944   5.50%, 3/1/17                        6,105                                                           ---------
   110,789   5.50%, 5/1/17                      113,794         GOVERNMENT NATIONAL MORTGAGE
   325,184   5.00%, 8/1/17                      327,642         ASSOCIATION - 14.4%
   594,427   5.50%, 8/1/17                      610,548             5,881   7.50%, 3/15/07                            6,224
   432,971   5.50%, 11/1/17                     444,587             5,755   7.50%, 3/15/07                            6,091
 3,419,458   4.50%, 12/1/17                   3,371,871            35,465   7.50%, 7/15/07                           37,538
   278,263   5.00%, 3/1/18                      280,223            47,849   8.00%, 10/15/07                          50,913
    25,864   9.50%, 6/25/18                      28,750           699,187   8.00%, 11/15/09                         746,187
   653,005   4.50%, 9/1/18                      643,585            69,637   7.50%, 10/15/11                          74,795
    13,576   9.25%, 10/1/20                      15,158             6,797   7.50%, 10/15/11                           7,301
   620,700   7.00%, 2/1/26                      658,080            69,382   7.50%, 11/15/11                          74,522
   152,396   6.50%, 5/1/29                      158,820             6,481   9.50%, 4/15/16                            7,292
   318,470   7.50%, 9/1/29                      341,240           296,857   3.31%, 4/16/17                          296,808
    45,020   7.00%, 10/1/29                      47,629            19,390   9.50%, 1/15/19                           21,847
    56,494   7.00%, 12/1/29                      59,768             1,217   9.50%, 9/15/19                            1,371
       648   7.00%, 1/1/30                          685           351,000   6.11%, 11/16/21                         376,465
    12,267   7.00%, 2/1/30                       12,968            40,751   8.00%, 5/15/22                           44,834
       873   7.00%, 2/1/30                          924            22,956   8.00%, 12/15/22                          25,256
   104,502   7.00%, 2/1/30                      110,471           210,000   5.15%, 6/16/23                          216,468
    48,614   7.00%, 2/1/30                       51,390            18,034   6.50%, 8/15/23                           18,951
     1,097   7.00%, 2/1/30                        1,160            96,986   6.50%, 9/15/23                          101,915
   259,809   6.50%, 11/1/32                     270,531            14,719   6.50%, 11/15/23                          15,467
   586,198   5.00%, 4/1/33                      568,366            11,932   6.50%, 12/15/23                          12,538
    42,085   5.00%, 5/1/33                       40,805            66,683   6.50%, 12/15/23                          70,072
   412,163   5.50%, 5/1/33                      411,523            21,136   6.50%, 2/15/24                           22,166
   741,771   5.50%, 6/1/33                      740,620           245,371   6.50%, 3/15/24                          257,326
   854,601   5.50%, 7/1/33                      853,274           760,784   7.00%, 3/15/24                          813,911
   584,262   6.00%, 7/1/33                      597,959            84,990   7.00%, 5/15/24                           90,925
   642,116   5.00%, 8/1/33                      622,584           282,198   6.50%, 6/15/24                          295,947
 1,193,733   5.00%, 9/1/33                    1,157,421            53,584   8.00%, 11/15/26                          58,639
 2,318,946   5.00%, 9/1/33                    2,248,405           885,610   8.00%, 12/15/26                         969,153
                                             ----------           603,903   7.00%, 12/15/29                         642,732
                                             15,272,391           500,000   4.75%, 1/16/30                          494,661
                                             ----------           498,141   4.36%, 2/16/30                          493,894
FREDDIE MAC - 4.9%                                                 10,621   6.00%, 5/15/31                           10,893
    17,230   7.75%, 4/1/08                       18,424            92,045   6.50%, 5/15/31                           96,173
         7   8.25%, 7/1/08                            7            92,415   6.50%, 7/15/31                           96,555
     7,790   7.75%, 11/1/08                       8,215            11,650   6.50%, 8/15/31                           12,172
     3,231   8.00%, 8/1/09                        3,322           122,291   6.00%, 9/20/31                          125,266
    20,424   8.25%, 10/1/10                      21,452            14,364   6.50%, 11/15/31                          15,008
    68,321   8.00%, 1/1/12                       73,444           129,922   6.00%, 2/15/32                          133,294
    34,895   9.00%, 6/1/16                       38,887            44,321   6.50%, 4/15/32                           46,311

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Quality Fixed Income Fund (cont.)

--------------------------------------------------------------------------------

SHARES                                            VALUE         SHARES                                                  VALUE
-------------------------------------------------------         -------------------------------------------------------------
                                                                TOTAL INVESTMENT CORPORATION                        9,709,569
   128,087   7.00%, 4/15/32                     136,167         (Cost $9,709,569)                                ------------
   219,817   6.00%, 6/15/32                     225,523
    39,887    7.00%, 7/15/32                     42,403         TOTAL INVESTMENTS                                 132,505,682
   250,071   7.50%, 7/15/32                     268,603         (Cost $130,696,039)(a) - 102.4%
   169,210   6.00%, 8/15/32                     173,603         Liabilities in excess of other                     (3,143,732)
    45,493   7.00%, 8/15/32                      48,363         assets - (2.4)%                                  ------------
   157,006   6.50%, 9/15/32                     164,055
   336,887   6.00%, 10/20/32                    345,211         NET ASSETS - 100.0%                              $129,361,950
   593,383   6.00%, 1/15/33                     608,382                                                          ============
   246,211   6.00%, 3/15/33                     252,572
   113,540   6.00%, 4/15/33                     116,474         (a) See notes to financial statements for tax basis unrealized
   238,367   5.00%, 8/15/33                     231,924         appreciation (depreciation) of securities.
   838,483   5.00%, 8/15/33                     815,818         (c) Rule 144A, Section 4(2) or other security, which is restricted
   945,335   5.00%, 8/15/33                     919,782         as to resale to qualified purchasers.
   248,596   5.00%, 8/15/33                     241,876         MTN - Medium Term Note
   237,852   5.00%, 8/15/33                     231,423         PLC - Public Limited Co.
   782,863   5.00%, 8/15/33                     761,701
 5,984,666   5.00%, 1/15/34                   5,821,692         SEE NOTES TO FINANCIAL STATEMENTS.
   305,000   4.93%, 11/16/44                    311,100
                                           ------------
                                             18,604,553
                                           ------------

NEW VALLEY GENERATION IV - 0.1%

    97,478   4.69%, 1/15/22                      93,917
                                           ------------

SMALL BUSINESS ADMINISTRATION - 0.0%

    21,027    9.80%, 7/1/08                      22,564
     3,095   10.05%, 8/1/08                       3,338
     9,796   10.05%, 4/1/09                      10,696
                                           ------------
                                                 36,598
                                           ------------

TENNESSEE VALLEY AUTHORITY - 0.4%

   500,000   6.25%, 12/15/17,                   543,028
             Series E                      ------------

TOTAL U.S. GOVERNMENT AGENCY                 40,825,163
OBLIGATIONS                                ------------
(Cost $40,672,435)

U.S. TREASURY BONDS - 4.4%
 2,650,000   8.13%, 5/15/21                   3,522,429
   400,000   6.25%, 8/15/23                     444,469
   610,000   5.50%, 8/15/28                     619,794
   500,000   5.25%, 11/15/28                    491,348
   170,000   6.13%, 8/15/29                     187,704
   465,000   5.38%, 2/15/31                     471,103
                                           ------------

TOTAL U.S. TREASURY BONDS                     5,736,847
(Cost $5,539,359)                          ------------

U.S. TREASURY NOTES - 1.3%
   440,000   3.00%, 7/15/12                     492,526
 1,290,000   3.88%, 2/15/13                   1,240,718
                                           ------------

TOTAL U.S. TREASURY NOTES                     1,733,244
(Cost $1,770,905)                          ------------

INVESTMENT COMPANIES - 7.5%
 4,589,152   Wells Fargo Government           4,589,152
             Institutional Money Market
             Fund, Investor Class
 5,120,418   Wells Fargo Prime Investment     5,120,417
             Money Market Fund,            ------------
             Investor Class

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

North Carolina Tax-Free Bond Fund

--------------------------------------------------------------------------------

APRIL 30, 2004

SHARES                                            VALUE         SHARES                                                  VALUE
-------------------------------------------------------         -------------------------------------------------------------
NORTH CAROLINA MUNICIPAL                                          240,000   North Carolina Housing Finance            250,807
OBLIGATIONS - 96.0%                                                         Agency Home Ownership
   500,000   Buncombe County CP, 5.00%,        $528,445                     Revenue, Series 4A, 4.45%,
             10/1/15, Callable 10/1/13 @ 100,                               7/1/07, AMT
             (AMBAC Insured)                                      250,000   North Carolina Housing Finance            259,140
   500,000   Cabarrus County CP, 5.50%,         543,325                     Agency Home Ownership
             4/1/15, Callable 4/1/11 @ 102                                  Revenue, Series 13A, 4.95%,
   335,000   Cabarrus County GO, 5.30%,         363,810                     7/1/14, Callable 7/1/11 @ 100, AMT
             2/1/08, Callable 2/1/07 @ 100.5,                     500,000   North Carolina Infrastructure CP,         541,295
             (MBIA Insured)                                                 5.00%, 2/1/11
   500,000   Catawba County Memorial            532,170           525,000   North Carolina Medical Care               568,859
             Hospital Project Revenue, 4.40%,                               Community Hospital Revenue,
             10/1/08, (AMBAC Insured)                                       Southeastern Regional Medical
 1,000,000   Centennial Authority Hotel Tax   1,060,229                     Center Project, 5.75%, 6/1/13,
             Revenue, Arena Project, 4.65%,                                 Callable 6/1/09 @ 102
             9/1/06, (FSA Insured)                                500,000   North Carolina Municipal Power            547,285
   435,000   Charlotte GO, Series A, 4.75%,     462,631                     Agency #1, Catawba Electric
             2/1/10, Callable 2/1/08 @ 101                                  Revenue, 5.25%, 1/1/09,
   250,000   Charlotte Water & Sewer System     256,778                     (MBIA-IBC Insured)
             Revenue, Series A, 4.38%, 7/1/15                     250,000   North Carolina State GO,                  259,993
   500,000   Charlotte-Mecklenburg Health       528,360                     Series A, 4.75%, 4/1/14,
             Care Systems Revenue, Series A,                                Callable 4/1/08 @ 102
             4.90%, 1/15/10, Callable                             250,000   North Carolina State Public               262,238
             1/15/07 @ 102                                                  School Building GO, 4.60%,
 1,000,000   Cumberland County CP,            1,048,889                     4/1/13, Callable 4/1/09 @ 102
             Series A, 6.20%, 12/1/07,                            250,000   Pitt County Memorial Hospital             269,595
             Prerefunded 12/1/04 @ 102,                                     Revenue, 5.38%, 12/1/10,
             (AMBAC Insured)                                                Callable 12/1/05 @ 102,
   500,000   Cumberland County Hospital         545,505                     Escrowed to Maturity
             Facilities Revenue, 5.25%,                           625,000   Pitt County Public Facilities CP,         676,856
             10/1/10, Callable 10/1/09 @ 101                                Series A, 5.35%, 4/1/07,
   500,000   Dare County CP, Series A,          500,047                     (MBIA Insured)
             4.50%, 5/1/04, (MBIA Insured)                        500,000   Raleigh Durham Airport                    543,805
   500,000   Duplin County, 5.00%, 9/1/10,      543,365                     Authority Revenue, Series A,
             (AMBAC Insured)                                                5.25%, 11/1/12, Callable
 1,000,000   Fayetteville Public Works        1,049,389                     5/1/11 @ 101, (FGIC Insured)
             Commission Revenue, Series A,                        250,000   Stanly County GO, 4.60%,                  260,900
             5.25%, 3/1/08, Callable                                        2/1/14, Callable 2/1/11 @ 101.5
             3/1/05 @ 102, (AMBAC Insured)                                  (AMBAC Insured)
   265,000   Gastonia GO, 3.40%, 4/1/11         264,025           500,000   Union County Enterprise System            544,940
   250,000   High Point Water & Sewer           253,908                     Revenue, 5.35%, 6/1/09,
             System GO, 4.50%, 6/1/16,                                      Callable 6/1/06 @ 102, (MBIA Insured)
             Callable 6/1/12 @ 101, (MBIA Insured)                250,000   Union County GO School,                   264,073
   500,000   Iredell County Memorial            531,790                     4.75%, 3/1/13, Callable 3/1/11 @ 101
             Hospital Revenue, 5.10%,                             545,000   University of North Carolina              570,283
             10/1/11, Callable 10/1/07 @ 101,                               Greensboro Revenue, Series A,
             (AMBAC Insured)                                                4.63%, 4/1/13, Callable 4/1/11 @ 101,
   250,000   Lincoln County GO, 4.70%,          255,898                     (FSA Insured)
             6/1/17, Callable 6/1/12 @ 101,                       500,000   Wake County GO, Series A,                 528,320
             (FGIC Insured)                                                 4.75%, 2/1/14, Callable
   500,000   North Carolina Educational         528,645                     2/1/11 @ 101.5
             Facilities Finance Agency                            500,000   Winston-Salem CP, Series A,               540,560
             Revenue, Wake Forest University                                5.30%, 6/1/09, Callable
             Project, 5.00%, 11/1/12,                                       6/1/06 @ 102
             Callable 11/1/07 @ 102                               500,000   Winston-Salem State University            529,080
   500,000   North Carolina Housing Finance     508,780                     Housing & Dining Systems              -----------
             Agency Home Ownership                                          Revenue, Series B, 4.85%, 1/1/11,
             Revenue, Series A1, 4.75%,                                     Callable 1/1/09 @ 101, (MBIA Insured)
             1/1/05, AMT                                                                                           17,724,018
                                                                                                                  -----------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

North Carolina Tax-Free Bond Fund (cont.)

--------------------------------------------------------------------------------

SHARES                                            VALUE
-------------------------------------------------------
TOTAL NORTH CAROLINA MUNICIPAL               17,724,018
OBLIGATIONS                                 -----------
(Cost $16,950,233)

INVESTMENT COMPANIES - 3.4%
   628,419   Wells Fargo National Tax-Free      628,419
             Money Market Fund,             -----------
             Investor Class

TOTAL INVESTMENT COMPANIES                      628,419
(Cost $628,419)                             -----------

TOTAL INVESTMENTS                            18,352,437
(Cost $17,578,652) (a) - 99.4%
Other assets in excess of liabilities - 0.6%    103,548
                                            -----------
NET ASSETS - 100.0%                         $18,455,985
                                            ===========

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corp.
FSA - Financial Security Assurance
GO - General Obligation
MBIA - MBIA, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
AUDITORS' OPINION
================================================================================

Report of Independent Registered Public Accounting Firm

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Tamarack Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolios of investments, of the portfolios of Tamarack Funds Trust, which include Quality Fixed Income Fund, North Carolina Tax-Free Bond Fund and Government Income Fund (collectively the "Funds") as of April 30, 2004, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for the periods prior to April 30, 2004 were audited by other auditors whose report, dated June 17, 2003, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2004, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
June 18, 2004

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (62)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-2002); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (51)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

RONALD JAMES (52)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

JOHN A. MACDONALD (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

H. DAVID RYBOLT (61)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17


(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

--------------------------------------------------------------------------------

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (51)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

JAY H. WEIN (71)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (41)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc., (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (43)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer(2).

--------------------------------------------------------------------------------

CHRISTOPHER J. TOMAS (34)
POSITION HELD WITH FUND: Treasurer, Chief Financial Officer, and Principal Accounting Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Finance Manager, RBC Dain Rauscher (2001-present); Compliance Officer, Great Hall Investment Funds, Inc. (2001- 2003); Senior Financial Analyst, RBC Dain Rauscher (1999-2001); Financial Analyst, RBC Dain Rauscher (1997-1999); Treasurer, Chief Financial Officer and Principal Accounting Officer(2).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (54)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

--------------------------------------------------------------------------------

LAURA M. MORET (50)
POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary(2).

--------------------------------------------------------------------------------

RAYE C. KANZENBACH (55)
POSITION HELD WITH FUND: Chief Investment Officer, Fixed Income Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Managing Director and Chief Investment Officer, Voyageur Asset Management; Chief Investment Officer, Great Hall Investment Funds, Inc. (1997-2004).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION
================================================================================

--------------------------------------------------------------------------------

The Tamarack Funds offer five share classes, three of which are currently authorized for sale to new investors. These three share classes are the A, C and R classes.

--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker- dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Fixed Income Funds are subject to a maximum up-front sales charge of 3.75%. A Class shares include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps of the fee, and will continue to do so until at least March 31, 2005.) A Class shares have a higher up front sales charge (load) than C Class shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401k retirement plans. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.

--------------------------------------------------------------------------------

I CLASS

I Class shares and S class shares are currently closed to new investors. Neither of these share classes charges a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.





48
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SUPPLEMENTAL INFORMATION
================================================================================

Shareholders Proxy Voting Results

--------------------------------------------------------------------------------

APRIL 8, 2004

On April 8, 2004 a Special Meeting of the shareholders of the RBC North Carolina Tax-Free Bond Fund, RBC Quality Income Fund and RBC Government Income Fund, each a separate portfolio of the RBC Funds, Inc. was held. The matters considered at the meeting, together with the actual vote tabulations realting to such matters are as follows:

RBC Government Income Fund


1. To approve the election of the following individuals to the board of directors of the Company:

                                                  % of                 % of
                         No. of Shares     Outstanding Shares     Shares Present
                         -------------     ------------------     --------------
T. GERON BELL
Affirmative              1,775,818.080            73.284%             99.919%
Withhold                     1,431.000              .059%               .081%
   TOTAL                 1,777,249.080            73.343%            100.000%

LUCY HANCOCK BODE
Affirmative              1,775,818.080            73.284%             99.919%
Withhold                     1,431.000              .059%               .081%
   TOTAL                 1,777,249.080            73.343%            100.000%

LESLIE H. GARNER, JR.
Affirmative              1,775,818.080            73.284%             99.919%
Withhold                     1,431.000              .059%               .081%
   TOTAL                 1,777,249.080            73.343%            100.000%

RONALD JAMES
Affirmative              1,775,818.080            73.284%             99.919%
Withhold                     1,431.000              .059%               .081%
   TOTAL                 1,777,249.080            73.343%            100.000%

MICHAEL T. LEE
Affirmative              1,435,504.080            59.240%             80.771%
Withhold                   341,745.000            14.103%             19.229%
   TOTAL                 1,777,249.080            73.343%            100.000%

JOHN A. MACDONALD
Affirmative              1,775,818.080            73.284%             99.919%
Withhold                     1,431.000              .059%               .081%
   TOTAL                 1,777,249.080            73.343%            100.000%

H. DAVID RYBOLT
Affirmative              1,775,818.080            73.284%             99.919%
Withhold                     1,431.000              .059%               .081%
   TOTAL                 1,777,249.080            73.343%            100.000%

JAMES R. SEWARD
Affirmative              1,775,818.080            73.284%             99.919%
Withhold                     1,431.000              .059%               .081%
   TOTAL                 1,777,249.080            73.343%            100.000%

JAY H. WEIN
Affirmative              1,775,818.080            73.284%             99.919%
Withhold                     1,431.000              .059%               .081%
   TOTAL                 1,777,249.080            73.343%            100.000%


2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------

                                                  % of                 % of
                         No. of Shares     Outstanding Shares     Shares Present
                         -------------     ------------------     --------------
Affirmative              1,578,549.080            65.144%             88.820%
Against                           .000              .000%               .000%
Abstain                      2,158.000              .089%               .121%
Broker Non-votes           196,542.000             8.111%             11.059%
   TOTAL                 1,777,249.080            73.343%            100.000%


3. To approve the modification of the Funds' fundamental investment policies/restrictions in order to update and standardize them and to increase the Funds' investment flexibility to react to future developments.


3.A Diversification

Affirmative              1,578,549.080            65.144%             88.820%
Against                           .000              .000%               .000%
Abstain                      2,158.000              .089%               .121%
Broker Non-votes           196,542.000             8.111%             11.059%
   TOTAL                 1,777,249.080            73.343%            100.000%


3.B Borrowing

Affirmative              1,578,549.080            65.144%             88.820%
Against                           .000              .000%               .000%
Abstain                      2,158.000              .089%               .121%
Broker Non-votes           196,542.000             8.111%             11.059%
   TOTAL                 1,777,249.080            73.343%            100.000%


3.C Senior Securities

Affirmative              1,566,278.410            64.637%             88.129%
Against                     12,270.670              .507%               .691%
Abstain                      2,158.000              .089%               .121%
Broker Non-votes           196,542.000             8.111%             11.059%
   TOTAL                 1,777,249.080            73.343%            100.000%


3.D Underwriting Securities

Affirmative              1,578,549.080            65.144%             88.820%
Against                           .000              .000%               .000%
Abstain                      2,158.000              .089%               .121%
Broker Non-votes           196,542.000             8.111%             11.059%
   TOTAL                 1,777,249.080            73.343%            100.000%


3.E Real Estate

Affirmative              1,578,549.080            65.144%             88.820%
Against                           .000              .000%               .000%
Abstain                      2,158.000              .089%               .121%
Broker Non-votes           196,542.000             8.111%             11.059%
   TOTAL                 1,777,249.080            73.343%            100.000%


3.F Making Loans

Affirmative              1,578,549.080            65.144%             88.820%
Against                           .000              .000%               .000%
Abstain                      2,158.000              .089%               .121%
Broker Non-votes           196,542.000             8.111%             11.059%
   TOTAL                 1,777,249.080            73.343%            100.000%


50
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SUPPLEMENTAL INFORMATION
================================================================================


3.G Concentration of Investments

                                                  % of                 % of
                         No. of Shares     Outstanding Shares     Shares Present
                         -------------     ------------------     --------------
Affirmative              1,578,549.080            65.144%             88.820%
Against                           .000              .000%               .000%
Abstain                      2,158.000              .089%               .121%
Broker Non-votes           196,542.000             8.111%             11.059%
TOTAL                    1,777,249.080            73.343%            100.000%


3.H Commodities

Affirmative              1,578,549.080            65.144%             88.820%
Against                           .000              .000%               .000%
Abstain                      2,158.000              .089%               .121%
Broker Non-votes           196,542.000             8.111%             11.059%
TOTAL                    1,777,249.080            73.343%            100.000%


4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative              1,775,091.080            73.254%             99.879%
Against                           .000              .000%               .000%
Abstain                      2,158.000              .089%               .121%
TOTAL                    1,777,249.080            73.343%            100.000%


** FUND TOTALS:                 SHARES
RECORD TOTAL             2,423,185.532
VOTED SHARES             1,777,249.080
PERCENT PRESENT                 73.343%

--------------------------------------------------------------------------------

RBC Quality Income Fund


1. To approve the election of the following individuals to the board of directors of the Company:

                                                  % of                 % of
                         No. of Shares     Outstanding Shares     Shares Present
                         -------------     ------------------     --------------
T. GERON BELL
Affirmative              2,946,352.040            79.945%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 2,946,352.040            79.945%            100.000%

LUCY HANCOCK BODE
Affirmative              2,946,352.040            79.945%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 2,946,352.040            79.945%            100.000%

LESLIE H. GARNER, JR.
Affirmative              2,946,352.040            79.945%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 2,946,352.040            79.945%            100.000%

RONALD JAMES
Affirmative              2,946,352.040            79.945%            100.000%
Withhold                          .000              .000%              .000%
   TOTAL                 2,946,352.040            79.945%            100.000%

MICHAEL T. LEE
Affirmative              2,340,710.040            63.512%             79.444%
Withhold                   605,642.000            16.433%             20.556%
   TOTAL                 2,946,352.040            79.945%            100.000%


                                                                              51
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SUPPLEMENTAL INFORMATION
================================================================================

                                                  % of                 % of
                         No. of Shares     Outstanding Shares     Shares Present
                         -------------     ------------------     --------------
JOHN A. MACDONALD
Affirmative              2,946,352.040            79.945%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 2,946,352.040            79.945%            100.000%

H. DAVID RYBOLT
Affirmative              2,946,352.040            79.945%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 2,946,352.040            79.945%            100.000%

JAMES R. SEWARD
Affirmative              2,946,352.040            79.945%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 2,946,352.040            79.945%            100.000%

JAY H. WEIN
Affirmative              2,946,352.040            79.945%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 2,946,352.040            79.945%            100.000%


2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative              2,603,868.040            70.653%             88.376%
Against                           .000              .000%               .000%
Abstain                           .000              .000%               .000%
Broker Non-votes           342,484.000              9.293%            11.624%
   TOTAL                 2,946,352.040            79.945%            100.000%


3. To approve the modification of the Funds' fundamental investment policies/restrictions in order to update and standardize them and to increase the Funds' investment flexibility to react to future developments.


3.A Diversification

Affirmative              2,603,868.040            70.653%             88.376%
Against                           .000              .000%               .000%
Abstain                           .000              .000%               .000%
Broker Non-votes           342,484.000              9.293%            11.624%
   TOTAL                 2,946,352.040            79.945%            100.000%


3.B Borrowing

Affirmative              2,603,868.040            70.653%             88.376%
Against                           .000              .000%               .000%
Abstain                           .000              .000%               .000%
Broker Non-votes           342,484.000             9.293%             11.624%
   TOTAL                 2,946,352.040            79.945%            100.000%


3.C Senior Securities

Affirmative              2,569,125.993            69.710%             87.197%
Against                     34,742.047              .943%              1.179%
Abstain                           .000              .000%               .000%
Broker Non-votes           342,484.000              9.293%            11.624%
   TOTAL                 2,946,352.040            79.945%            100.000%


52
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SUPPLEMENTAL INFORMATION
================================================================================


3.D Underwriting Securities

                                                  % of                 % of
                         No. of Shares     Outstanding Shares     Shares Present
                         -------------     ------------------     --------------
Affirmative              2,603,868.040            70.653%             88.376%
Against                           .000              .000%               .000%
Abstain                           .000              .000%               .000%
Broker Non-votes           342,484.000             9.293%             11.624%
   TOTAL                 2,946,352.040            79.945%            100.000%


3.E Real Estate

Affirmative              2,603,868.040            70.653%             88.376%
Against                           .000              .000%               .000%
Abstain                           .000              .000%               .000%
Broker Non-votes           342,484.000             9.293%             11.624%
   TOTAL                 2,946,352.040            79.945%            100.000%

3.F Making Loans

Affirmative              2,603,868.040            70.653%             88.376%
Against                           .000              .000%               .000%
Abstain                           .000              .000%               .000%
Broker Non-votes           342,484.000              9.293%            11.624%
   TOTAL                 2,946,352.040            79.945%            100.000%


3.G Concentration of Investments

Affirmative              2,603,868.040            70.653%             88.376%
Against                           .000              .000%               .000%
Abstain                           .000              .000%               .000%
Broker Non-votes           342,484.000              9.293%            11.624%
TOTAL                    2,946,352.040            79.945%            100.000%

3.H Commodities

Affirmative              2,603,868.040            70.653%             88.376%
Against                           .000              .000%               .000%
Abstain                           .000              .000%               .000%
Broker Non-votes           342,484.000              9.293%            11.624%
TOTAL                    2,946,352.040            79.945%            100.000%


4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative              2,946,352.040            79.945%            100.000%
Against                           .000              .000%               .000%
Abstain                           .000              .000%               .000%
TOTAL                    2,946,352.040            79.945%            100.000%


** FUND TOTALS:                 SHARES
RECORD TOTAL             3,685,452.214
VOTED SHARES             2,946,352.040
PERCENT PRESENT                 79.945%


                                                                              53
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SUPPLEMENTAL INFORMATION
================================================================================

RBC North Carolina Tax-Free Bond Fund

--------------------------------------------------------------------------------

1. To approve the election of the following individuals to the board of directors of the Company:

                                                  % of                 % of
                         No. of Shares     Outstanding Shares     Shares Present
                         -------------     ------------------     --------------
T. GERON BELL
Affirmative              1,507,553.400            69.167%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 1,507,553.400            69.167%            100.000%

LUCY HANCOCK BODE
Affirmative              1,507,553.400            69.167%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 1,507,553.400            69.167%            100.000%

LESLIE H. GARNER, JR.
Affirmative              1,507,553.400            69.167%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 1,507,553.400            69.167%            100.000%

RONALD JAMES
Affirmative              1,507,553.400            69.167%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 1,507,553.400            69.167%            100.000%

MICHAEL T. LEE
Affirmative              1,470,116.400            67.449%            97.517%
Withhold                    37,437.000             1.718%              2.483%
   TOTAL                 1,507,553.400            69.167%            100.000%

JOHN A. MACDONALD
Affirmative              1,507,553.400            69.167%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 1,507,553.400            69.167%            100.000%

H. DAVID RYBOLT
Affirmative              1,507,553.400            69.167%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 1,507,553.400            69.167%            100.000%

JAMES R. SEWARD
Affirmative              1,507,553.400            69.167%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 1,507,553.400            69.167%            100.000%

JAY H. WEIN
Affirmative              1,507,553.400            69.167%            100.000%
Withhold                          .000              .000%               .000%
   TOTAL                 1,507,553.400            69.167%            100.000%


2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative              1,110,589.960            50.954%            73.668%
Against                           .000              .000%              .000%
Abstain                        137.440              .006%              .009%
Broker Non-votes           396,826.000            18.206%            26.323%
TOTAL                    1,507,553.400            69.167%           100.000%

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================


3. To approve the modification of the Funds' fundamental investment policies/restrictions in order to update and standardize them and to increase the Funds' investment flexibility to react to future developments.


3.A Diversification

                                                  % of                 % of
                         No. of Shares     Outstanding Shares     Shares Present
                         -------------     ------------------     --------------
Affirmative              1,109,602.960            50.909%             73.603%
Against                        987.000              .045%               .065%
Abstain                        137.440              .006%               .010%
Broker Non-votes           396,826.000            18.206%             26.323%
   TOTAL                 1,507,553.400            69.167%            100.000%


3.B Borrowing

Affirmative              1,109,602.960            50.909%             73.603%
Against                        987.000              .045%               .065%
Abstain                        137.440              .006%               .010%
Broker Non-votes           396,826.000            18.206%             26.323%
   TOTAL                 1,507,553.400            69.167%            100.000%


3.C Senior Securities

Affirmative              1,108,633.960            50.864%             73.539%
Against                      1,956.000              .090%               .129%
Abstain                        137.440              .006%               .010%
Broker Non-votes           396,826.000            18.206%             26.323%
   TOTAL                 1,507,553.400            69.167%            100.000%


3.D Underwriting Securities

Affirmative              1,109,602.960            50.909%             73.603%
Against                        987.000              .045%               .065%
Abstain                        137.440              .006%               .010%
Broker Non-votes           396,826.000            18.206%             26.323%
   TOTAL                 1,507,553.400            69.167%            100.000%


3.E Real Estate

Affirmative              1,109,602.960            50.909%             73.603%
Against                        987.000              .045%               .065%
Abstain                        137.440              .006%               .010%
Broker Non-votes           396,826.000            18.206%             26.323%
   TOTAL                 1,507,553.400            69.167%            100.000%


3.F Making Loans

Affirmative              1,108,633.960            50.864%             73.539%
Against                        987.000              .045%               .065%
Abstain                      1,106.440              .051%               .074%
Broker Non-votes           396,826.000            18.206%             26.323%
   TOTAL                 1,507,553.400            69.167%            100.000%


3.G Concentration of Investments

Affirmative              1,110,589.960            50.954%             73.668%
Against                           .000              .000%               .000%
Abstain                        137.440              .006%               .009%
Broker Non-votes           396,826.000            18.206%             26.323%
   TOTAL                 1,507,553.400            69.167%            100.000%


                                                                              55
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SUPPLEMENTAL INFORMATION
================================================================================


3.H Commodities

                                                  % of                 % of
                         No. of Shares     Outstanding Shares     Shares Present
                         -------------     ------------------     --------------
Affirmative              1,109,602.960            50.909%             73.603%
Against                        987.000              .045%               .065%
Abstain                        137.440              .006%               .010%
Broker Non-votes           396,826.000            18.206%             26.323%
TOTAL                    1,507,553.400            69.167%            100.000%


4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative              1,506,584.400            69.122%             99.936%
Against                        969.000              .045%               .064%
Abstain                           .000              .000%               .000%
TOTAL                    1,507,553.400            69.167%            100.000%

** FUND TOTALS:                 SHARES
RECORD TOTAL             2,179,596.067
VOTED SHARES             1,507,553.400
PERCENT PRESENT                 69.167%














56
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                                     [PHOTO]

















                                                               ---------------
Tamarack Funds                                               |     PRSRT STD   |
P.O. Box 219757                                              |   U.S. POSTAGE  |
Kansas City, MO 64121-9757                                   |       PAID      |
                                                             | PERMIT NO. 2891 |
                                                             | KANSAS CITY MO. |
                                                               ---------------

800-422-2766
WWW.TAMARACKFUNDS.COM








TF AR 6/04 Tamarack Distributors Inc.
530963 (6/04)

TAMARACK FUNDS
Annual Report                                                     April 30, 2004









                                     [PHOTO]









LARGE CAP EQUITY
MID CAP EQUITY
SMALL CAP EQUITY












                                                           [LOGO] TAMARACK FUNDS

================================================================================

================================================================================

Tamarack Funds

--------------------------------------------------------------------------------

ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Funds' performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. These indices include the S&P 500, Russell 2000 and S&P MidCap 400.

We hope the financial information presented as well as the discussion and analysis from your portfolio manager(s) will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Shareholder Letter ..........................................................  1

Letter from the CIO of Equities .............................................  2

Performance Summary .........................................................  4

Large Cap Equity Fund

  - Management Discussion and Analysis ......................................  6

Mid Cap Equity Fund

  - Management Discussion and Analysis ......................................  8

Small Cap Equity Fund

  - Management Discussion and Analysis ...................................... 10

Financial Statements

  - Statement of Assets and Liabilities ..................................... 12

  - Statement of Operations ................................................. 14

  - Statement of Changes in Net Assets ...................................... 15

Financial Highlights ........................................................ 18

Notes to Financial Statements ............................................... 24

Schedule of Investments ..................................................... 34

Auditors' Opinion ........................................................... 37

Management .................................................................. 38

Share Class Information ..................................................... 41

Supplemental Information .................................................... 42

================================================================================
SHAREHOLDER LETTER
================================================================================

To Our Shareholders

--------------------------------------------------------------------------------

On April 16th, 2004 the reorganization into the new Tamarack Funds Trust of the Large Cap Equity, Mid Cap Equity and Small Cap Equity Funds (formerly known as the RBC Funds) was completed after being approved by shareholders. The new Tamarack Funds, which include 17 separate portfolios (fixed income, equity and money market)* also have a new year-end of September 30th. You may, therefore, be wondering why we are sending you a report with information including only these three former RBC Funds, with financial statements audited as of the former RBC Funds year-end of April 30th. We do not want to let 17 months pass between the annual audited financial statements we make available to you our shareholders. Therefore, we are providing to you an annual report one final time as of the former RBC Funds' April 30th year-end. You will also receive another report in approximately five months including all of the equity portfolios in the Tamarack Funds as of the new September 30th year-end. In the future you may then expect to receive regularly scheduled semi-annual and annual reports dated March 31 and September 30 for the Tamarack Funds.

The past year has clearly been a time of significant change for your Funds. For example, as part of the reorganization, shareholders of the former David L. Babson Growth Fund, Inc. approved the combination of their fund into the Large Cap Equity Fund, contributing to an increase in fund assets from $45 million on April 30th, 2003 to $230 million on April 30th, 2004. However, our commitment to providing the best portfolio management services to you and all of our investors remains the same.

While our first priority is managing your investment in the Tamarack Funds to maintain an appropriate balance between portfolio returns and risk (we won't seek the absolutely highest return if we deem the credit or market risk too great) we have also begun marketing our expanded fund family offerings to new investors. As part of this effort we have created a new website, www.tamarackfunds.com. We invite you to visit this site for information regarding both your fund(s) and other funds within the Tamarack family.

We know that no matter what the dollar balance in your Tamarack Funds shareholder account, these assets are an important part of your overall investments. We appreciate and value the trust you have placed in us and will continue our efforts to provide you with solid risk-balanced returns.

Sincerely,

/s/ Jennifer Lammers

Jennifer Lammers
President, Tamarack Funds

* TO REDUCE THE SIZE AND COMPLEXITY OF EACH ANNUAL REPORT, AND HOPEFULLY MAKE THEM EASIER FOR YOU AS A SHAREHOLDER TO USE, WE HAVE DIVIDED THE TAMARACK FUNDS INTO THREE GROUPS (FIXED INCOME, EQUITY, AND MONEY MARKET) FOR ANNUAL AND SEMI-ANNUAL REPORTING AS WELL AS PROSPECTUSES. THE FORMER RBC FIXED INCOME FUNDS REPORT AS WELL AS THOSE OF THE OTHER TAMARACK FUNDS WILL BE AVAILABLE ON OUR WEBSITE.

================================================================================
LETTER FROM THE CIO OF EQUITIES
================================================================================

--------------------------------------------------------------------------------

The past five years have been a challenging period for investors. It seems that the only certainty of predicting the direction of markets is uncertainty. Before 2000, many investors had no idea it was possible to lose invested money; now most investors understand the possibility. With this in mind, the most important decision investors can make is their asset allocation mix. Diversification is achieved when different categories in a portfolio do not react in the same fashion during a market cycle. This phenomenon is known as low correlation. Without it, combining investments may do little good, particularly in the long run. The biggest challenge for investment managers is to provide a high return while keeping risk within acceptable parameters. This is where building a diversified portfolio becomes valuable.

In the last decade, we have seen a decline in the correlation between small and large companies. From 1974-2002, the correlation between small cap stocks and large cap stocks was 0.9. In other words, 90% of the time, small and large firms performed similarly. However, from 1992-2003, the correlation dropped to 0.8, which suggests that returns of small and large firms have become less correlated. Therefore the volatility of a portfolio containing small, mid and large cap equities is likely to be muted.

Small cap stocks have historically reaped higher rewards than mid and large cap stocks, but they also tend to have greater losses during bear markets. Larger cap equities have more tempered gains and losses. The power of diversification allows investors to "smooth the ride" in their portfolios. By combining equity funds that complement one another, the highs may not be as high, but the lows are not as low. Furthermore, investors can profit from what small, intermediate and large firms offer.

The Tamarack small, mid and large cap equity funds provide good diversification across market cap ranges. In addition, growth stocks--such as those comprising these funds--tend to perform well in times of economic recovery. For example, from 1997-1999, growth stocks posted a 38.0% annualized return and dominated other investments. But as the technology bubble burst from March 2000-September 2002, growth stocks posted an annualized loss of -25.4%. Now that the economy is on the upswing, growth stocks are looking up.

The future looks promising. We are keeping an eye out for potential risks to this growth, including higher energy costs, unexpected inflation, geopolitical crises and higher interest rates. Because the U.S. has entered a period of normalized returns, long-term investors may need to show patience. Our strategy is to buy and hold equity in high quality firms that demonstrate financial strength and consistent growth in earnings. Our goal is to balance acceptable risk and financial returns.

================================================================================
EQUITY PORTFOLIO MANAGERS
================================================================================

--------------------------------------------------------------------------------

Voyageur Asset Management employs a team approach to the management of Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund, with no individual team member being solely responsible for investment decisions. The members of Voyageur's equity funds team are:

--------------------------------------------------------------------------------

DAVID J. COX, CFA
MANAGING DIRECTOR, DIRECTOR OF EQUITY INVESTMENTS, SENIOR PORTFOLIO MANAGER David Cox has been in the investment industry since 1984. He received his MBA from Indiana University, his BS from the University of Illinois and is a CFA charterholder. David is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

--------------------------------------------------------------------------------

NANCY M. SCINTO
MANAGING DIRECTOR, DIRECTOR OF RESEARCH, SENIOR PORTFOLIO MANAGER
Nancy Scinto leads the Voyageur growth equity research efforts as Director of Research. She is also the Chief Investment Officer, Equity Products for the Tamarack Funds. Nancy has been in the investment industry since 1984. She received her MBA from DePaul University and her BA from Governors State University. Nancy is a member of the Investment Analysts Society of Chicago.

--------------------------------------------------------------------------------

STEVEN A. RUSNAK, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Steven Rusnak provides the Voyageur growth equity team with his skills in fundamental equity research over a diverse group of industries from financials to health care. He has been in the investment industry since 1985. Steven received his MBA and BA from the University of Michigan and is a CFA charterholder. He is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

--------------------------------------------------------------------------------

KENNETH A. TYSZKO, CPA, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Kenneth Tyszko has been the portfolio manager for the small cap growth equity product since its inception in 1995. He has been in the investment industry since 1984. Kenneth received his BS from the University of Illinois and is both a CFA charterholder and a Certified Public Accountant. He is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

--------------------------------------------------------------------------------

FORBES L. WATSON
VICE PRESIDENT, PORTFOLIO MANAGER
Forbes Watson serves as a portfolio manager for Voyageur's small cap growth equity strategy. He has been in the investment industry since 1981. Forbes received his MBA from Millsaps College and his BA from the University of North Texas. He is a member of the North Carolina Society for Financial Analysts and the Association for Investment Management and Research.

================================================================================
PERFORMANCE SUMMARY
================================================================================

Total Returns as of April 30, 2004

-----------------------------------------------------------------------------------------------------------------------------------
TAMARACK LARGE CAP EQUITY FUND                                                                                           Since
                                                    1 Year         3 Year            5 Year          10 Year           Inception
                                                    ------         ------            ------          -------           ---------
Class A (a)
- Including Maximum Sales                           13.35%        -7.68%            -5.68%              6.47%             7.64%
  Charge of 5.75%
- At Net Asset Value                                20.29%        -5.85%            -4.56%              7.10%             8.11%
  Class C (b)
- Including Contingent Deferred                     19.29%        -5.85%            -4.56%              7.10%             8.11%
  Sales Charge of 1.00%
- At Net Asset Value                                20.29%        -5.85%            -4.56%              7.10%             8.11%
Class I (a)                                         20.64%        -5.63%            -4.32%              7.42%             8.50%
Class R (b)                                         20.29%        -5.85%            -4.56%              7.10%             8.11%
Class S (b)                                         20.64%        -5.63%            -4.32%              7.42%             8.50%
S&P 500 Index*                                      22.87%        -2.36%            -2.26%             11.36%            11.41%
Russell 1000 Growth Index*                          21.65%        -5.93%            -6.37%              9.61%               N/A

-----------------------------------------------------------------------------------------------------------------------------------
TAMARACK MID CAP EQUITY FUND                                                                                             Since
                                                    1 Year         3 Year            5 Year           10 Year          Inception
                                                    ------         ------            ------           -------          ---------
Class A (a)
- Including Maximum Sales                           21.22%         1.53%             6.07%             12.60%            13.62%
  Charge of 5.75%
- At Net Asset Value                                28.65%         3.55%             7.34%             13.27%            14.13%
Class C (b)
- Including Contingent Deferred                     27.54%         3.52%             7.32%             13.26%            14.12%
  Sales Charge of 1.00%
- At Net Asset Value                                28.54%         3.52%             7.32%             13.26%            14.12%
Class I (a)                                         29.00%         3.80%             7.64%             13.56%            14.49%
Class R (b)                                         28.65%         3.55%             7.34%             13.27%            14.13%
Class S (b)                                         29.00%         3.80%             7.64%             13.56%            14.49%
S&P Midcap 400 Index*                               34.45%         5.73%             9.34%             14.47%            14.47%
S&P Midcap 400/Barra Growth Index*                  29.15%         2.18%             6.58%             13.75%            13.75%

-----------------------------------------------------------------------------------------------------------------------------------
TAMARACK SMALL CAP EQUITY FUND                                                                                           Since
                                                    1 Year         3 Year            5 Year           10 Year          Inception
                                                    ------         ------            ------           -------          ---------
Class A (a)
- Including Maximum Sales                           22.93%         2.95%             5.46%             N/A               11.26%
  Charge of 5.75%
- At Net Asset Value                                30.46%         5.01%             6.71%             N/A               11.96%
Class C (b)
- Including Contingent Deferred                     29.46%         5.01%             6.71%             N/A               11.96%
  Sales Charge of 1.00%
- At Net Asset Value                                30.46%         5.01%             6.71%             N/A               11.96%
Class I (a)                                         30.73%         5.26%             6.96%             N/A               12.28%
Class R (b)                                         30.46%         5.01%             6.71%             N/A               11.96%
Class S (b)                                         30.73%         5.26%             6.96%             N/A               12.28%
Russell 2000 Index*                                 42.01%         6.28%             6.67%             N/A               10.50%
S&P Small Cap 600 Index*                            39.94%         8.84%            10.92%             N/A               13.21%
Russell 2000 Growth Index*                          41.57%        -0.31%            -0.44%             N/A                6.15%
-----------------------------------------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted.

*Each of the comparative indices is a widely recognized market value weighted measure of the return on securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly in the indices.

(a) The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of the Funds include the performance of a common trust fund ("CTF") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund's commencement of operations (October 1, 1996 for the LC Equity Fund, June 1, 1994 for the MC Equity Fund, and May 2, 1997 for the SC Equity Fund), as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b) Performance returns are annualized as classes represent new shares for the first time beginning April 19, 2004.

================================================================================
LETTER FROM THE CIO OF EQUITIES
================================================================================

This Page Intentionally Left Blank

--------------------------------------------------------------------------------

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Large Cap Equity Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The last twelve months have certainly been eventful for equity markets. We saw the bear market, which gripped equities for the past three years, come to an end and the worst of the uncertainties surrounding the outlook for the U.S. economy dissipate. The fall of Saddam Hussein's regime and a raft of positive economic data soothed lingering investor concerns enabling markets to post sizeable gains for the calendar year 2003. It was the technology group that led all others as the market recovery gained momentum. Markets began 2004 by continuing to move to the upside. However, by mid-February 2004 the markets peaked and through April, a tug of war in equity markets has developed. On one side, strong corporate earnings growth announcements tried to pull prices higher, and on the other, fears of the Federal Reserve raising short-term interest rates together with increases in actual long-term rates, rising energy prices and escalating violence in the Middle East have pushed equity prices down. Smaller capitalization companies have been dominant, which if this trend continues would be for the sixth consecutive year. In addition, one of the key developments throughout the year was the outperformance of lower quality high beta stocks, which is very typical when emerging from a bear market environment. This trend does appear to be ending and as the twelve-month period concluded, stocks remained range bound.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Large Cap Equity Fund's total return during the 12-month period ending April 30, 2004 was +20.3% (Class A shares). That compares to a total return of +22.9% for the S&P 500 Index and +21.7% for the Russell 1000 Growth Index.

Our performance was helped by being overweight in the Consumer Discretionary and Information Technology sectors with performance above that of the index. Our holdings in Carnival Corp, Starbucks, Cisco, and Symantec were drivers of this strong performance in these sectors. The Fund held the same weight in the industrial sector as the index, but we had very strong performance from Apollo Group, Danaher, and United Technologies. Somewhat offsetting this strong performance in the Technology sector was weaker performance in the Financial sector. While the Fund was underweight compared to its benchmark in the Financial sector, our performance lagged in this sector as smaller capitalization, lower quality bank stocks outperformed our higher quality, higher capitalization holdings.

--------------------------------------------------------------------------------

OUTLOOK

From a "big picture" point of view, the recent consolidation is not unusual and could ultimately prove to be an overall positive for the market. A number of potential risks remain, including economic slowdown as policy stimuli diminish, a sharper than expected interest rate increase by the Federal Reserve and disruptive geopolitical events. Still, we remain of the view that the cyclical 2003-2004 upward trend is the market's dominant feature and that the recent pressures are occurring within that upward trend. Our view is that the U.S. is entering a period of more normalized returns, so consequently long-term investors may need to continue to show patience in the current market environment. We believe that corporate profits are likely to decelerate in the second half of the year; therefore investors must now apply greater discernment in the stocks they own. We also feel we are re-entering a period when fundamental investment factors, such as quality and consistent earnings growth will once again be key to investment success. Given this backdrop, we remain highly selective when making new additions to the portfolio. The Fund continues to focus on high quality growth companies that offer the opportunity for long-term capital appreciation.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Large Cap Equity Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

S&P 500 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)
& TOP FIVE INDUSTRIES

Common Stocks                                    Investment Companies
98.9%                                            0.8%
                           [PIE CHART]           Other Assets
                                                 0.3%


TOP FIVE INDUSTRIES
Health Care                                21.4%
Banking & Financial Services               11.7%
Retail                                     10.8%
Computer Industry                          9.7%
Insurance                                  7.9%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 4/30/04)

Stryker Corp.           4.84%         PepsiCo, Inc.                     3.20%
Symantec Corp.          4.16%         Apollo Group, Inc. - Class A      3.18%
SYSCO Corp.             3.50%         Medtronic, Inc.                   3.16%
First Data Corp.        3.39%         Cardinal Health                   3.09%
Pfizer, Inc.            3.26%         AFLAC, Inc.                       3.01%

*A listing of all portfolio holdings can be found on page 34.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

               -----------------------------------------------
                                  CLASS               S&P 500
                                    A                  INDEX
               -----------------------------------------------
               05/01/1994         9,425              10,000.00
               -----------------------------------------------
               10/31/1994         9,726              10,631.81
               -----------------------------------------------
               04/30/1995        10,493              11,743.62
               -----------------------------------------------
               10/31/1995        11,493              13,439.53
               -----------------------------------------------
               04/30/1996        12,959              15,288.32
               -----------------------------------------------
               10/31/1996        14,010              16,675.89
               -----------------------------------------------
               04/30/1997        15,163              19,129.08
               -----------------------------------------------
               10/31/1997        17,724              22,028.64
               -----------------------------------------------
               04/30/1998        19,767              26,984.36
               -----------------------------------------------
               10/31/1998        19,265              26,877.65
               -----------------------------------------------
               04/30/1999        23,638              32,874.59
               -----------------------------------------------
               10/31/1999        24,955              33,775.13
               -----------------------------------------------
               04/30/2000        27,097              36,201.70
               -----------------------------------------------
               10/31/2000        25,756              35,827.89
               -----------------------------------------------
               04/30/2001        22,426              31,507.95
               -----------------------------------------------
               10/31/2001        18,437              26,910.75
               -----------------------------------------------
               04/30/2002        18,418              27,532.87
               -----------------------------------------------
               10/31/2002        15,494              22,848.18
               -----------------------------------------------
               04/30/2003        15,559              23,869.83
               -----------------------------------------------
               10/31/2003        17,651              27,597.51
               -----------------------------------------------
               04/30/2004        18,715              29,327.89
               -----------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Mid Cap Equity Fund
--------------------------------------------------------------------------------

MARKET COMMENTARY

The last twelve months have certainly been eventful for equity markets. We saw the bear market, which gripped equities for the past three years, come to an end and the worst of the uncertainties surrounding the outlook for the U.S. economy dissipate. The fall of Saddam Hussein's regime and a raft of positive economic data soothed lingering investor concerns enabling markets to post sizeable gains for the calendar year 2003. It was the technology group that led all others as the market recovery gained momentum. Markets began 2004 by continuing to move to the upside. However, by mid-February 2004 the markets peaked and through April, a tug of war in equity markets has developed. On one side, strong corporate earnings growth announcements tried to pull prices higher, and on the other, fears of the Federal Reserve raising short-term interest rates together with increases in actual long-term rates, rising energy prices and escalating violence in the Middle East have pushed equity prices down. Smaller capitalization companies have been dominant, which if this trend continues would be for the sixth consecutive year. In addition, one of the key developments throughout the year was the outperformance of lower quality high beta stocks, which is very typical when emerging from a bear market environment. This trend does appear to be ending and as the twelve-month period concluded, stocks remained range bound.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Mid Cap Equity Fund's total return during the 12-month period ending April 30, 2004 was +28.7% (Class A shares). That compares to a total return of +34.5% for the S&P MidCap 400 Index.

With the market's focus on smaller, low quality company stocks, we were not able to keep pace with market indices for this period. Our focus on strong fundamentally driven, high quality stock selection allowed us to participate in the markets strength this past year, but not overcome the market's short-term bias. Our performance was helped by being overweight in the Health Care and Information Technology sectors with performance above the index. Our holdings in Varian Medical, Omnicare, and Symantec were drivers of this strong performance in these sectors. Other strong performers for the fund included Apollo Group, Whole Foods Market, and Plantronics. Offsetting this strong performance was the Consumer Discretionary sector in the fund, where fears of higher interest rates and gasoline prices have impacted these stocks.

--------------------------------------------------------------------------------

OUTLOOK

From a "big picture" point of view, the recent consolidation is not unusual and could ultimately prove to be an overall positive for the market. A number of potential risks remain including economic slowdown as policy stimuli diminish, a sharper than expected interest rate increase by the Federal Reserve and disruptive geopolitical events. Still, we remain of the view that the cyclical 2003-2004 upward trend is the market's dominant feature and that the recent pressures are occurring within that upward trend. Our view is that the U.S. is entering a period of more normalized returns, so consequently long-term investors may need to continue to show patience in the current market environment. We believe that corporate profits are likely to decelerate in the second half of the year; therefore investors must now apply greater discernment in the stocks they own. We also feel we are re-entering a period when fundamental investment factors, such as quality and consistent earnings growth will once again be key to investment success. Given this backdrop, we remain highly selective when making new additions to the portfolio. The Fund continues to focus on high quality growth companies that offer the opportunity for long-term capital appreciation.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Mid Cap Equity Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

S&P Mid Cap 400 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)
& TOP FIVE INDUSTRIES

Common Stocks                                    Investment Companies
99.0%                                            0.8%
                           [PIE CHART]           Other Assets
                                                 0.2%

TOP FIVE INDUSTRIES
Health Care                                20.9%
Retail                                     17.7%
Computer Industry                           8.6%
Banking & Financial Service                 7.1%
Distribution/Wholesale                      5.0%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 4/30/04)

Ross Stores, Inc.                      3.26%     Omnicare, Inc.         3.01%
Regis Corp.                            3.25%     Plantronics, Inc.      2.98%
Expeditors Int'l. of Washington, Inc.  3.10%     CDW Corp.              2.89%
Varian Medical Systems, Inc.           3.08%     Symantec Corp.         2.81%
Whole Foods Market, Inc.               3.06%     Gentex Corp.           2.81%

*A listing of all portfolio holdings can be found on page 35.

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

               ------------------------------------------------
                                  CLASS              S&P MIDCAP
                                    A                400 INDEX
               ------------------------------------------------
               05/01/1994         9,425              10,000.00
               ------------------------------------------------
               10/31/1994         9,232              10,323.37
               ------------------------------------------------
               04/30/1995        10,321              10,978.83
               ------------------------------------------------
               10/31/1995        11,528              12,513.06
               ------------------------------------------------
               04/30/1996        13,903              14,251.35
               ------------------------------------------------
               10/31/1996        13,899              14,684.10
               ------------------------------------------------
               04/30/1997        15,509              15,694.35
               ------------------------------------------------
               10/31/1997        18,408              19,480.77
               ------------------------------------------------
               04/30/1998        21,177              23,214.93
               ------------------------------------------------
               10/31/1998        19,753              20,787.71
               ------------------------------------------------
               04/30/1999        22,995              24,707.53
               ------------------------------------------------
               10/31/1999        23,100              25,167.98
               ------------------------------------------------
               04/30/2000        27,858              30,519.69
               ------------------------------------------------
               10/31/2000        30,595              33,133.59
               ------------------------------------------------
               04/30/2001        29,508              32,669.24
               ------------------------------------------------
               10/31/2001        26,715              29,008.84
               ------------------------------------------------
               04/30/2002        31,276              34,816.91
               ------------------------------------------------
               10/31/2002        24,451              27,622.79
               ------------------------------------------------
               04/30/2003        25,466              28,721.39
               ------------------------------------------------
               10/31/2003        31,039              36,111.79
               ------------------------------------------------
               04/30/2004        32,762              38,614.55
               ------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Small Cap Equity Fund

--------------------------------------------------------------------------------

MARKET COMMENTARY

The last twelve months have certainly been eventful for equity markets. We saw the bear market, which gripped equities for the past three years, come to an end and the worst of the uncertainties surrounding the outlook for the U.S. economy dissipate. The fall of Saddam Hussein's regime and a raft of positive economic data soothed lingering investor concerns enabling markets to post sizeable gains for the calendar year 2003. It was the technology group that led all others as the market recovery gained momentum. Markets began 2004 by continuing to move to the upside. However, by mid-February 2004 the markets peaked and through April, a tug of war in equity markets has developed. On one side, strong corporate earnings growth announcements tried to pull prices higher, and on the other, fears of the Federal Reserve raising short-term interest rates together with increases in actual long-term rates, rising energy prices and escalating violence in the Middle East have pushed equity prices down. Smaller capitalization companies have been dominant, which if this trend continues would be for the sixth consecutive year. In addition, one of the key developments throughout the year was the outperformance of lower quality high beta stocks, which is very typical when emerging from a bear market environment. This trend does appear to be ending and as the twelve-month period concluded, stocks remained range bound.

--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Small Cap Equity Fund's total return during the 12-month period ending April 30, 2004 was +30.5% (Class A shares). That compares to a total return of +41.6% for the Russell 2000 Growth Index, +42.0% for the Russell 2000 Index, and +39.9% for the S&P SmallCap 600 Index.

During the year, small cap stocks handily outperformed larger cap stocks. This was the fifth consecutive year that smaller capitalization stocks outperformed their larger cap peers. However, within the small cap indices, there was a significant performance difference between the higher quality small cap growth stocks owned by the Fund, and lower quality small cap stocks. Somewhat reminiscent of the stock market bubble of the late 1990's, investors once again began bidding up the prices of smaller cap companies that had far riskier financial characteristics than those that the Fund typically seeks to purchase. As such, those companies that were higher-beta, financially weaker, and had no profits, significantly outperformed the higher quality companies held by the Fund. This was especially evident in the Industrials, Health Care and Technology sectors. Scansource, Autodesk, Shuffle Master, Zebra Technologies and United Natural Foods were among the Fund's best performing stocks.

--------------------------------------------------------------------------------

OUTLOOK

From a "big picture" point of view, the recent consolidation is not unusual and could ultimately prove to be an overall positive for the market. A number of potential risks remain including economic slowdown as policy stimuli diminish, a sharper than expected interest rate increase by the Federal Reserve and disruptive geopolitical events. Still, we remain of the view that the cyclical 2003-2004 upward trend is the market's dominant feature and that the recent pressures are occurring within that upward trend. Our view is that the U.S. is entering a period of more normalized returns, so consequently long-term investors may need to continue to show patience in the current market environment. We believe that corporate profits are likely to decelerate in the second half of the year; therefore investors must now apply greater discernment in the stocks they own. We also feel we are re-entering a period when fundamental investment factors, such as quality and consistent earnings growth will once again be key to investment success. Given this backdrop, we remain highly selective when making new additions to the portfolio. The Fund continues to focus on high quality growth companies that offer the opportunity for long-term capital appreciation.

================================================================================
MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Small Cap Equity Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation.

--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Index

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)
& TOP FIVE INDUSTRIES

Common Stocks                                   Investment Companies
96.8%                                           3.2%
                                   [PIE CHART]

TOP FIVE INDUSTRIES

Information Technology                       24.9%
Health Care                                  23.8%
Consumer Discretionary                       10.4%
Financials                                   10.0%
Industrials                                   8.6%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 4/30/04)

Wells Fargo Investment Money Market Fund, Investor Class           3.22%
KV Pharmaceutical Co. - Class A                                    3.22%
Zebra Technologies Corp. - Class A                                 3.16%
United Natural Foods, Inc.                                         2.87%
Cooper Cos., Inc.                                                  2.85%
Expeditors International of Washington, Inc.                       2.72%
Patterson Dental Co.                                               2.59%
Knight Transportation, Inc.                                        2.49%
RARE Hospitality International, Inc.                               2.34%
Simpson Manufacturing Co., Inc.                                    2.34%

*A listing of all portfolio holdings can be found on page 36.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [FLOW CHART]

              -------------------------------------------------
                                 CLASS             RUSSELL 2000
                                   A                  INDEX
              -------------------------------------------------
              01/01/1995         9,425              10,000.00
              -------------------------------------------------
              04/30/1995        10,172              10,694.31
              -------------------------------------------------
              10/31/1995        10,767              12,010.28
              -------------------------------------------------
              04/30/1996        12,381              14,222.43
              -------------------------------------------------
              10/31/1996        12,910              14,004.59
              -------------------------------------------------
              04/30/1997        13,175              14,229.58
              -------------------------------------------------
              10/31/1997        18,015              18,112.32
              -------------------------------------------------
              04/30/1998        21,263              20,263.43
              -------------------------------------------------
              10/31/1998        17,334              15,967.64
              -------------------------------------------------
              04/30/1999        19,551              18,388.40
              -------------------------------------------------
              10/31/1999        20,183              18,341.65
              -------------------------------------------------
              04/30/2000        23,455              21,775.60
              -------------------------------------------------
              10/31/2000        24,431              21,534.37
              -------------------------------------------------
              04/30/2001        23,355              21,153.12
              -------------------------------------------------
              10/31/2001        21,193              18,799.49
              -------------------------------------------------
              04/30/2002        25,263              22,565.50
              -------------------------------------------------
              10/31/2002        19,911              16,624.68
              -------------------------------------------------
              04/30/2003        20,731              17,880.59
              -------------------------------------------------
              10/31/2003        25,919              23,833.98
              -------------------------------------------------
              04/30/2004        27,047              25,392.90
              -------------------------------------------------

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Assets and Liabilities

--------------------------------------------------------------------------------

APRIL 30, 2004

                                                TAMARACK LARGE CAP      TAMARACK MID CAP           TAMARACK SMALL CAP
                                                  EQUITY FUND             EQUITY FUND                  EQUITY FUND
                                                  -----------             -----------                  -----------
ASSETS:
Investments, at value                             $229,473,415            $139,953,647                 $21,599,730
  (cost $208,983,617;
  $134,743,938; and
  $17,219,802, respectively)
Cash                                                        --                      --                      15,938
Interest and dividends receivable                       66,283                   9,644                         490
Receivable for capital shares issued                    12,572                  41,715                      23,230
Receivable for investments sold                      3,300,249               4,979,069                          --
                                                  ------------            ------------                 -----------
  Total Assets                                     232,852,519             144,984,075                  21,639,388
                                                  ------------            ------------                 -----------

LIABILITIES:
Payable for capital shares redeemed                    268,394                 209,146                       1,052
Payable for investments purchased                    2,253,423               4,392,863                          --
Accrued expenses and other payables:
  Investment advisory fees                             202,783                  77,695                      13,042
  Administration fees                                   20,593                  15,675                       2,427
  Distribution fees                                      2,307                  15,742                       1,596
  Other                                                 42,994                  73,667                      27,855
                                                  ------------            ------------                 -----------
    Total Liabilities                                2,790,494               4,784,788                      45,972
                                                  ------------            ------------                 -----------

    Net Assets                                    $230,062,025            $140,199,287                 $21,593,416
                                                  ============            ============                 ===========

NET ASSETS CONSIST OF:
Capital                                            269,805,105             120,400,011                  17,260,536
Undistributed net investment income                         --                      --                          --
Accumulated net realized gains                     (60,232,878)             14,589,567                     (47,048)
  (losses) from investment
  transactions
Net unrealized appreciation on                      20,489,798               5,209,709                   4,379,928
  investments                                     ------------            ------------                 -----------

Net Assets                                        $230,062,025            $140,199,287                 $21,593,416
                                                  ============            ============                 ===========

NET ASSETS:
Class A                                           $ 10,864,390            $ 74,150,209                 $ 7,487,692
Class I                                             28,454,280              66,038,917                  14,094,266
Class C                                                  3,193                   2,941                       3,169
Class R                                                  3,193                   2,942                       5,119
Class S                                            190,736,969                   4,278                       3,170
                                                  ------------            ------------                 -----------
Total                                             $230,062,025            $140,199,287                 $21,593,416
                                                  ============            ============                 ===========

SHARES OUTSTANDING:
Class A                                              1,083,902               6,095,139                     567,519
Class I                                              2,814,162               5,322,958                   1,051,834
Class C                                                    319                     242                         240
Class R                                                    319                     242                         388
Class S                                             18,864,319                     345                         237
                                                  ------------            ------------                 -----------
Total                                               22,763,021              11,418,926                   1,620,218
                                                  ============            ============                 ===========

NET ASSET VALUES:
Class A (a)                                             $10.02                  $12.17                      $13.19
                                                  ============            ============                 ===========
Class I                                                 $10.11                  $12.41                      $13.40
                                                  ============            ============                 ===========
Class C (b)                                             $10.02                  $12.16                      $13.19
                                                  ============            ============                 ===========
Class R                                                 $10.02                  $12.17                      $13.19
                                                  ============            ============                 ===========
Class S                                                 $10.11                  $12.41                      $13.40
                                                  ============            ============                 ===========

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Assets and Liabilities (cont.)

--------------------------------------------------------------------------------

                                              TAMARACK LARGE CAP       TAMARACK MID CAP             TAMARACK SMALL CAP
                                                  EQUITY FUND             EQUITY FUND                  EQUITY FUND
                                                  -----------             -----------                  -----------
MAXIMUM OFFERING PRICE PER SHARE:
(100%/100%-maximum sales charge
of net asset value adjusted to the nearest cent):
Class A                                                 $10.63                  $12.91                      $13.99
                                                  ============            ============                 ===========
Maximum Sales Charge - Class A                            5.75%                   5.75%                       5.75%
                                                  ============            ============                 ===========


(a) For Class A shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Operations

--------------------------------------------------------------------------------

FOR THE YEAR ENDED
APRIL 30, 2004

                                               TAMARACK LARGE CAP       TAMARACK MID CAP           TAMARACK SMALL CAP
                                                  EQUITY FUND             EQUITY FUND                  EQUITY FUND
                                                  -----------             -----------                  -----------
INVESTMENT INCOME:
  Dividend income                                 $   341,363             $   991,701                  $   71,078
                                                  -----------             -----------                  ----------
    Total Investment Income                           341,363                 991,701                      71,078
                                                  -----------             -----------                  ----------

EXPENSES:
  Investment advisory fees                            405,878               1,105,965                     154,577
  Administration fees                                  71,143                 234,616                      32,756
  Distribution fees - Class A                          42,594                 312,516                      27,348
  Distribution fees - Class B                          19,644                  61,859                      21,759
  Distribution fees - Class C                               1                       1                           1
  Distribution fees - Class R                              --                      --                           1
  Accounting fees                                      27,944                  52,037                      32,164
  Custodian fees                                        4,081                  11,562                       7,848
  Insurance fees                                        5,119                  17,303                       2,693
  Legal and Audit fees                                 17,846                 108,375                      25,438
  Registration and filing fees                         23,447                  41,378                      30,526
  Shareholder reports                                   2,785                  34,796                       6,665
  Transfer agent fees                                  57,404                 179,443                      43,442
  Directors' fees                                       1,258                   9,925                       1,337
  Other fees                                            7,090                  23,849                       4,947
                                                  -----------             -----------                  ----------

  Total expenses before                               686,234               2,193,625                     391,502
  voluntary fee reductions
Expenses voluntarily reduced by:
  Advisor                                              (5,873)                (14,066)                         --
  Distributor                                         (21,297)               (156,257)                    (13,674)
                                                  -----------             -----------                  ----------
  Net Expenses                                        659,064               2,023,302                     377,828
                                                  -----------             -----------                  ----------

NET INVESTMENT LOSS                                  (317,701)             (1,031,601)                   (306,750)
                                                  -----------             -----------                  ----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from                   39,611,296              27,704,759                   3,625,637
  investment transactions and
    other dispositions
Change in unrealized appreciation                 (35,261,897)             14,143,726                   2,579,437
  (depreciation) on investments                   -----------             -----------                  ----------

Net realized/unrealized gains                       4,349,399              41,848,485                   6,205,074
  from investments                                -----------             -----------                  ----------

Change in net assets resulting                     (4,031,698)            $40,816,884                  $5,898,324
  from operations                                  ==========             ===========                  ==========

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK LARGE CAP
EQUITY FUND

                                                                              FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                                                APRIL 30, 2004         APRIL 30, 2003
                                                                                --------------         --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                                   $   (317,701)          $     60,119
  Net realized gains (losses) from investment transactions and                     39,611,296            (27,566,941)
    other dispositions
  Net realized losses from futures contracts                                               --                     --
  Change in unrealized appreciation (depreciation) on investments                 (35,261,897)            16,236,068
                                                                                 ------------           ------------
  Change in net assets from operations                                              4,031,698            (11,270,754)
                                                                                 ------------           ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                                               --                 (7,430)
  From net realized gains from investment transactions and                                 --                     --
    futures contracts

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                                                               --                    (84)
  From net realized gains from investment transactions and                                 --                     --
    futures contracts

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                                               --               (102,196)
  From net realized gains from investment transactions and                                 --                     --
    futures contracts                                                            ------------           ------------

Change in net assets from shareholder distributions                                        --               (109,710)
                                                                                 ------------           ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                                      15,996,157             11,064,718
  Proceeds from shares exchanged from Class B                                       1,987,261                     --
  Proceeds from shares issued in connection with merger                           196,009,945                     --
  Dividends reinvested                                                                     --                 42,295
  Cost of shares redeemed                                                         (31,125,993)           (32,862,438)
  Cost of shares exchanged to Class A                                              (1,987,261)                    --
                                                                                 ------------           ------------

Change in net assets from capital transactions                                    180,880,109            (21,755,425)
                                                                                 ------------           ------------

Net increase (decrease) in net assets                                             184,911,807            (33,135,889)

NET ASSETS:
  Beginning of year                                                                45,150,218             78,286,107
                                                                                 ------------           ------------
  End of year                                                                    $230,062,025           $ 45,150,218
                                                                                 ============           ============

SHARE TRANSACTIONS:
  Issued                                                                            1,673,420              1,337,028
  Issued in connection with exchange from Class B                                     202,575                     --
  Issued in connection with merger                                                 18,955,270                     --
  Reinvested                                                                               --                  4,865
  Redeemed                                                                         (3,262,576)            (3,849,492)
  Cost of shares exchanged to Class A                                                (211,862)                    --
                                                                                 ------------           ------------
Change in shares transactions                                                      17,356,827             (2,507,599)
                                                                                 ============           ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK MID CAP
EQUITY FUND

                                                                              FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                                                APRIL 30, 2004         APRIL 30, 2003
                                                                                --------------         --------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                                   $ (1,031,601)          $   (398,291)
  Net realized gains (losses) from investment transactions and                     27,704,759            (11,194,364)
    other dispositions
  Net realized losses from futures contracts                                               --               (964,999)
  Change in unrealized appreciation (depreciation) on investments                  14,143,726            (22,484,146)
                                                                                 ------------           ------------
Change in net assets from operations                                               40,816,884            (35,041,800)
                                                                                 ------------           ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                                               --                     --
  From net realized gains from investment transactions and                                 --               (431,775)
    futures contracts

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                                                               --                     --
  From net realized gains from investment transactions and                                 --                (91,773)
    futures contracts

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                                               --                     --
  From net realized gains from investment transactions and                                 --               (911,429)
    futures contracts                                                            ------------           ------------

Change in net assets from shareholder distributions                                        --             (1,434,977)
                                                                                 ------------           ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                                      45,286,486             61,900,000
  Proceeds from shares exchanged from Class B                                       6,045,653                     --
  Proceeds from shares issued in connection with merger                                    --                     --
  Dividends reinvested                                                                     --              1,432,835
  Cost of shares redeemed                                                         (96,598,044)           (60,955,952)
  Cost of shares exchanged to Class A                                              (6,045,653)                    --
                                                                                 ------------           ------------

Change in net assets from capital transactions                                    (51,311,558)             2,376,883
                                                                                 ------------           ------------

Net increase (decrease) in net assets                                             (10,494,674)           (34,099,894)

NET ASSETS:
  Beginning of year                                                               150,693,961            184,793,855
                                                                                 ------------           ------------
  End of year                                                                    $140,199,287           $150,693,961
                                                                                 ============           ============

SHARE TRANSACTIONS:
  Issued                                                                            4,024,702              6,443,976
  Issued in connection with exchange from Class B                                     506,336                     --
  Issued in connection with merger                                                         --                     --
  Reinvested                                                                               --                153,085
  Redeemed                                                                         (8,386,869)            (6,461,774)
  Cost of shares exchanged to Class A                                                (551,611)                    --
                                                                                 ------------           ------------
Change in shares transactions                                                      (4,407,442)              (135,287)
                                                                                 ============           ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
================================================================================

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

TAMARACK MID CAP
EQUITY FUND

                                                                              FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                                                APRIL 30, 2004         APRIL 30, 2003
                                                                                --------------         --------------
FROM INVESTMENT ACTIVITIES:
Operations:

  Net investment income (loss)                                                   $   (306,750)          $   (243,477)
  Net realized gains (losses) from investment transactions and                      3,625,637             (3,444,713)
    other dispositions
  Net realized losses from futures contracts                                               --                     --
  Change in unrealized appreciation (depreciation) on investments                   2,579,437             (1,538,562)
                                                                                 ------------           ------------
Change in net assets from operations                                                5,898,324             (5,226,752)
                                                                                 ------------           ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                                               --                     --
  From net realized gains from investment transactions and                                 --                     --
    futures contracts

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                                                               --                     --
  From net realized gains from investment transactions and                                 --                     --
    futures contracts

DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income                                                               --                     --
  From net realized gains from investment transactions and                                 --                     --
    futures contracts                                                            ------------           ------------

Change in net assets from shareholder distributions                                        --                     --

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                                      10,720,002             11,572,346
  Proceeds from shares exchanged from Class B                                       2,202,168                     --
  Proceeds from shares issued in connection with merger                                    --                     --
  Dividends reinvested                                                                     --                     --
  Cost of shares redeemed                                                         (18,175,934)           (11,858,931)
  Cost of shares exchanged to Class A                                              (2,202,168)                    --
                                                                                 ------------           ------------

Change in net assets from capital transactions                                     (7,455,932)              (286,585)
                                                                                 ------------           ------------

Net increase (decrease) in net assets                                              (1,557,608)            (5,513,337)

NET ASSETS:
  Beginning of year                                                                23,151,024             28,664,361
                                                                                 ------------           ------------
  End of year                                                                    $ 21,593,416           $ 23,151,024
                                                                                 ============           ============

SHARE TRANSACTIONS:
  Issued                                                                              845,646              1,151,705
  Issued in connection with exchange from Class B                                     170,843                     --
  Issued in connection with merger                                                         --                     --
  Reinvested                                                                               --                     --
  Redeemed                                                                         (1,494,087)            (1,195,656)
  Cost of shares exchanged to Class A                                                (181,547)                    --
                                                                                 ------------           ------------
Change in shares transactions                                                        (659,145)               (43,951)
                                                                                 ============           ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Large Cap Equity Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED APRIL 30 (EXCEPT AS NOTED)

CLASS A                                             2004             2003             2002             2001             2000
-------                                         -----------      -----------      -----------      -----------      -----------
Net Asset Value, Beginning of Period            $      8.33      $      9.87      $     12.02      $     15.56      $     13.81
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                        (0.07)              --            (0.02)           (0.04)           (0.02)
  Net Realized and Unrealized Gains/(Losses)           1.76            (1.53)           (2.13)           (2.55)            2.03
                                                -----------      -----------      -----------      -----------      -----------
  Total From Investment Activities                     1.69            (1.53)           (2.15)           (2.59)            2.01
DISTRIBUTIONS:
  Net Investment Income                                  --            (0.01)              (a)              --            (0.01)
  Return of Capital                                      --               --               (a)              --               --
  Net Realized Gains                                     --               --               --            (0.95)           (0.25)
                                                -----------      -----------      -----------      -----------      -----------

  Total Distributions                                    --            (0.01)              --            (0.95)           (0.26)
                                                -----------      -----------      -----------      -----------      -----------
Net Asset Value, End of Period                  $     10.02      $      8.33      $      9.87      $     12.02      $     15.56
Total Return*                                         20.29%          (15.53%)         (17.87%)         (17.24%)          14.63%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $    10,864      $     7,686      $     9,906      $    14,126      $    19,044
  Ratio of Expenses to Average Net Assets              1.54%            1.46%            1.34%            1.25%            1.25%
  Ratio of Net Investment Income to                   (0.85%)          (0.07%)          (0.14%)          (0.28%)          (0.22%)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**            1.79%            1.71%            1.59%            1.50%            1.50%
  Portfolio Turnover***                                 264%              90%              33%              31%              63%


CLASS I                                             2004             2003             2002             2001             2000
-------                                         -----------      -----------      -----------      -----------      -----------
Net Asset Value, Beginning of Period            $      8.38      $      9.92      $     12.07      $     15.57      $     13.80
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                        (0.07)            0.03             0.02               --             0.01
  Net Realized and Unrealized Gains/(Losses)           1.80            (1.55)           (2.15)           (2.55)            2.03
                                                -----------      -----------      -----------      -----------      -----------
  Total From Investment Activities                     1.73            (1.52)           (2.13)           (2.55)            2.04
DISTRIBUTIONS:
  Net Investment Income                                  --            (0.02)           (0.01)              (a)           (0.02)
  Return of Capital                                      --               --            (0.01)              --               --
  Net Realized Gains                                     --               --               --            (0.95)           (0.25)
                                                -----------      -----------      -----------      -----------      -----------
  Total Distributions                                    --            (0.02)           (0.02)           (0.95)           (0.27)
                                                -----------      -----------      -----------      -----------      -----------
Net Asset Value, End of Period                  $     10.11      $      8.38      $      9.92      $     12.07      $     15.57
Total Return                                          20.64%          (15.34%)         (17.71%)         (16.96%)          14.88%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $    28,454      $    35,379      $    64,516      $   149,839      $   194,157
  Ratio of Expenses to Average Net Assets              1.29%            1.21%            1.09%            1.00%            1.00%
  Ratio of Net Investment Income to                   (0.60%)           0.20%            0.11%           (0.03%)           0.09%
    Average Net Assets
  Ratio of Expenses to Average Net Assets**            1.29%              (d)              (d)              (d)              (d)
  Portfolio Turnover***                                 264%              90%              33%              31%              63%


  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Less than $0.01 per share.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

CLASS C(e)                                                 2004                 *  Excludes sales charge.
----------                                                 ----                **  During the period, certain fees were voluntarily
Net Asset Value, Beginning of Period                     $  10.28                  reduced. If such voluntary fee reductions had not
INVESTMENT ACTIVITIES:                                                             occurred, the ratio would have been as indicated.
Net Investment Income/(Loss)                                   --             ***  Portfolio turnover is calculated on the basis
Net Realized and Unrealized Gains/(Losses)                  (0.26)                 of the fund as a whole without distinguishing
Total From Investment Operations                            (0.26)                 between the classes of shares issued.
DISTRIBUTIONS:
Net Investment Income                                          --             (a) Less than $0.01 per share.
Return of Capital                                                             (b) Not annualized.
Net Realized Gain                                              --             (c) Annualized.
Total Distributions                                            --             (d) There were no waivers or reimbursements during the
Net Asset Value, End of Period                           $  10.02                 period.
Total Return*                                               (2.53%)(b)        (e) For the period from April 19, 2004 (commencement
RATIOS/SUPPLEMENTAL DATA:                                                         of operations) to April 30, 2004.
Net Assets, End of Period (000's)                        $      3
Ratio of Expenses to Average Net Assets                      1.88%(c)
Ratio of Net Investment Income to                           (1.15%)(c)        SEE NOTES TO FINANCIAL STATEMENTS.
Average Net Assets
Ratio of Expenses to Average Net Assets**                      (d)
Portfolio Turnover***                                         264%


CLASS R(e)                                                 2004
-----------                                                ----
Net Asset Value, Beginning of Period                     $  10.28
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)                                   --
Net Realized and Unrealized Gains/(Losses)                  (0.26)
Total From Investment Operations                            (0.26)
DISTRIBUTIONS:
Net Investment Income                                          --
Return of Capital
Net Realized Gain                                              --
Total Distributions                                            --
Net Asset Value, End of Period                           $  10.02
Total Return                                                (2.53%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                        $      3
Ratio of Expenses to Average Net Assets                      1.32%(c)
Ratio of Net Investment Income to                           (0.63%)(c)
Average Net Assets
Ratio of Expenses to Average Net Assets**                      (d)
Portfolio Turnover***                                         264%


CLASS S(e)                                                 2004
-----------                                                ----
Net Asset Value, Beginning of Period                     $  10.37
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)                                   --
Net Realized and Unrealized Gains/(Losses)                  (0.26)
Total From Investment Operations                            (0.26)
DISTRIBUTIONS:
Net Investment Income                                          --
Return of Capital
Net Realized Gain                                              --
Total Distributions                                            --
Net Asset Value, End of Period                           $  10.11
Total Return                                                (2.51%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                        $190,737
Ratio of Expenses to Average Net Assets                      0.85%(c)
Ratio of Net Investment Income to                           (0.27%)(c)
Average Net Assets
Ratio of Expenses to Average Net Assets**                      (d)
Portfolio Turnover***                                         264%

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Mid Cap Equity Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED APRIL 30 (EXCEPT AS NOTED)

CLASS A                                             2004             2003             2002             2001             2000
-------                                         -----------      -----------      -----------      -----------      -----------
Net Asset Value, Beginning of Period            $      9.46      $     11.73      $     11.99      $     14.02      $     15.33
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                        (0.08)           (0.03)           (0.01)            0.01            (0.02)
  Net Realized and Unrealized Gains/(Losses)           2.79            (2.15)            0.67             0.98             2.69
                                                -----------      -----------      -----------      -----------      -----------
  Total From Investment Activities                     2.71            (2.18)            0.66             0.99             2.67
DISTRIBUTIONS:
  Net Investment Income                                  --               --            (0.01)           (0.01)              --
  Net Realized Gains                                     --            (0.09)           (0.91)           (3.01)           (3.98)
                                                -----------      -----------      -----------      -----------      -----------
  Total Distributions                                    --            (0.09)           (0.92)           (3.02)           (3.98)
                                                -----------      -----------      -----------      -----------      -----------
Net Asset Value, End of Period                  $     12.17      $      9.46      $     11.73      $     11.99      $     14.02
Total Return*                                         28.65%          (18.58%)           5.99%            5.92%           21.15%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $    74,150      $    48,806      $    55,143      $    28,312      $    30,374
  Ratio of Expenses to Average Net Assets              1.38%            1.40%            1.37%            1.31%            1.31%
  Ratio of Net Investment Income to                   (0.78%)          (0.37%)          (0.22%)           0.09%           (0.17%)
    Average Net Assets
  Ratio of Expenses to Average Net Assets**            1.64%            1.65%            1.62%            1.56%            1.56%
  Portfolio Turnover***                                  93%              28%              19%              66%              61%


CLASS I                                             2004             2003             2002             2001             2000
-------                                         -----------      -----------      -----------      -----------      -----------
Net Asset Value, Beginning of Period            $      9.62      $     11.91      $     12.13      $     14.14      $     15.37
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                        (0.08)           (0.01)            0.01             0.04             0.01
  Net Realized and Unrealized Gains/(Losses)           2.87            (2.19)            0.69             0.99             2.74
                                                -----------      -----------      -----------      -----------      -----------
  Total From Investment Activities                     2.79            (2.20)            0.70             1.03             2.75
DISTRIBUTIONS:
  Net Investment Income                                  --               --            (0.01)           (0.03)              (a)
  Net Realized Gains                                     --            (0.09)           (0.91)           (3.01)           (3.98)
                                                -----------      -----------      -----------      -----------      -----------
  Total Distributions                                    --            (0.09)           (0.92)           (3.04)           (3.98)
                                                -----------      -----------      -----------      -----------      -----------
Net Asset Value, End of Period                  $     12.41      $      9.62      $     11.91      $     12.13      $     14.14
Total Return                                          29.00%          (18.46%)           6.34%            6.17%           21.67%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $    66,039      $    94,472      $   115,032      $   120,842      $    84,905
  Ratio of Expenses to Average Net Assets              1.15%            1.15%            1.12%            1.06%            1.06%
  Ratio of Net Investment Income to                   (0.50%)          (0.12%)           0.10%            0.35%            0.10%
    Average Net Assets
  Ratio of Expenses to Average Net Assets**            1.16%              (d)              (d)              (d)              (d)
  Portfolio Turnover***                                  93%              28%              19%              66%              61%


*   Excludes sales charge.
** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Less than $0.01 per share.
(b) Not annualized.
(c) Annualized.
(d) There were no waivers or reimbursements during the period.
(e) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

CLASS C(e)                                                 2004                 * Excludes sales charge.
----------                                                 ----                ** During the period, certain fees were voluntarily
Net Asset Value, Beginning of Period                      $ 12.51                 reduced. If such voluntary fee reductions had not
INVESTMENT ACTIVITIES:                                                            occurred, the ratio would have been as indicated.
Net Investment Income/(Loss)                                   --             *** Portfolio turnover is calculated on the basis
Net Realized and Unrealized Gains/(Losses)                  (0.35)                of the fund as a whole without distinguishing
Total From Investment Operations                            (0.35)                between the classes of shares issued.
DISTRIBUTIONS:
Net Investment Income                                          --
Net Realized Gain                                              --             (a) Less than $0.01 per share.
Total Distributions                                            --             (b) Not annualized.
Net Asset Value, End of Period                            $ 12.16             (c) Annualized.
Total Return*                                               (2.80%)(b)        (d) There were no waivers or reimbursements during
RATIOS/SUPPLEMENTAL DATA:                                                         the period.
Net Assets, End of Period (000's)                         $     3             (e) For the period from April 19, 2004 (commencement
Ratio of Expenses to Average Net Assets                      1.28%(c)             of operations) to April 30, 2004.
Ratio of Net Investment Income to                           (1.01%)(c)
Average Net Assets                                                            SEE NOTES TO FINANCIAL STATEMENTS.
Ratio of Expenses to Average Net Assets**                      (d)
Portfolio Turnover***                                          93%


CLASS R(e)                                                 2004
-----------                                                ----
Net Asset Value, Beginning of Period                      $ 12.51
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)                                   --
Net Realized and Unrealized Gains/(Losses)                  (0.34)
Total From Investment Operations                            (0.34)
DISTRIBUTIONS:
Net Investment Income                                          --
Net Realized Gain                                              --
Total Distributions                                            --
Net Asset Value, End of Period                            $ 12.17
Total Return                                                (2.72%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                         $     3
Ratio of Expenses to Average Net Assets                      0.79%(c)
Ratio of Net Investment Income to                           (0.56%)(c)
Average Net Assets
Ratio of Expenses to Average Net Assets**                      (d)
Portfolio Turnover***                                          93%

CLASS S(e)                                                 2004
-----------                                                ----
Net Asset Value, Beginning of Period                      $ 12.76
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)                                   --
Net Realized and Unrealized Gains/(Losses)                  (0.35)
Total From Investment Operations                            (0.35)
DISTRIBUTIONS:
Net Investment Income                                          --
Net Realized Gain                                              --
Total Distributions                                            --
Net Asset Value, End of Period                               $12.41
Total Return                                                (2.74%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                         $     4
Ratio of Expenses to Average Net Assets                      0.25%(c)
Ratio of Net Investment Income to                           (0.06%)(c)
Average Net Assets
Ratio of Expenses to Average Net Assets**                      (d)
Portfolio Turnover***                                          93%

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

Tamarack Mid Cap Equity Fund

--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED APRIL 30 (EXCEPT AS NOTED)

CLASS A                                             2004             2003             2002             2001             2000
-------                                         -----------      -----------      -----------      -----------      -----------
Net Asset Value, Beginning of Period             $    10.11       $    12.32       $    11.56       $    12.50       $    12.69
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)                          (0.15)           (0.12)           (0.11)           (0.11)           (0.09)
Net Realized and Unrealized Gains/(Losses)             3.23            (2.09)            1.04             0.08             2.31
Total From Investment Activities                       3.08            (2.21)            0.93            (0.03)            2.22
DISTRIBUTIONS:
Net Investment Income                                    --               --               --               --               --
Net Realized Gains                                       --               --            (0.17)           (0.91)           (2.41)
                                                -----------      -----------      -----------      -----------      -----------
Total Distributions                                      --               --            (0.17)           (0.91)           (2.41)
                                                -----------      -----------      -----------      -----------      -----------
Net Asset Value, End of Period                   $    13.19       $    10.11       $    12.32       $    11.56       $    12.50
Total Return*                                         30.46%          (17.94%)           8.17%           (0.43%)          19.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                $    7,488       $    4,359       $    6,069       $    5,870       $    6,881
Ratio of Expenses to Average Net Assets                1.81%            1.70%            1.61%            1.49%            1.46%
Ratio of Net Investment Income to                     (1.52%)          (1.12%)          (0.99%)          (0.85%)          (0.80%)
Average Net Assets
Ratio of Expenses to Average Net Assets**              2.06%            1.95%            1.86%            1.74%            1.71%
Portfolio Turnover***                                    40%             120%              31%              71%             258%


CLASS I                                             2004             2003             2002             2001             2000
-------                                         -----------      -----------      -----------      -----------      -----------
Net Asset Value, Beginning of Period             $    10.25       $    12.45       $    11.66       $    12.57       $    12.72
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)                          (0.17)           (0.09)           (0.07)           (0.06)           (0.07)
Net Realized and Unrealized Gains/(Losses)             3.32            (2.11)            1.03             0.06             2.33
Total From Investment Activities                       3.15            (2.20)            0.96               --             2.26
DISTRIBUTIONS:
Net Investment Income                                    --               --               --               --               --
Net Realized Gains                                       --               --            (0.17)           (0.91)           (2.41)
                                                -----------      -----------      -----------      -----------      -----------
Total Distributions                                      --               --            (0.17)           (0.91)           (2.41)
                                                -----------      -----------      -----------      -----------      -----------
Net Asset Value, End of Period                   $    13.40       $    10.25       $    12.45       $    11.66       $    12.57
Total Return                                          30.73%          (17.67%)           8.36%           (0.17%)          20.24%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                $   14,094       $   16,621       $   19,113       $   22,877       $   20,645
Ratio of Expenses to Average Net Assets                1.55%            1.45%            1.36%            1.24%            1.21%
Ratio of Net Investment Income to                     (1.23%)          (0.87%)          (0.72%)          (0.60%)          (0.51%)
Average Net Assets
Ratio of Expenses to Average Net Assets**                (c)              (c)              (c)              (c)              (c)
Portfolio Turnover***                                    40%             120%              31%              71%             258%


  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not annualized.
(b) Annualized.
(c) There were no waivers or reimbursements during the period.
(d) For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

CLASS C(d)                                                 2004                 * Excludes sales charge.
----------                                                 ----                ** During the period, certain fees were voluntarily
Net Asset Value, Beginning of Period                      $ 13.63                 reduced. If such voluntary fee reductions had not
INVESTMENT ACTIVITIES:                                                            occurred, the ratio would have been as indicated.
Net Investment Income/(Loss)                                (0.02)            *** Portfolio turnover is calculated on the basis
Net Realized and Unrealized Gains/(Losses)                  (0.42)                of the fund as a whole without distinguishing
Total From Investment Operations                            (0.44)                between the classes of shares issued.
DISTRIBUTIONS:
Net Investment Income                                          --             (a) Not annualized.
Net Realized Gain                                              --             (b) Annualized.
Total Distributions                                            --             (c) There were no waivers or reimbursements during
Net Asset Value, End of Period                            $ 13.19                 the period.
Total Return*                                               (3.23%)(a)        (d) For the period from April 19, 2004 (commencement
RATIOS/SUPPLEMENTAL DATA:                                                         of operations) to April 30, 2004.
Net Assets, End of Period (000's)                         $     3
Ratio of Expenses to Average Net Assets                     2.49%(b)          SEE NOTES TO FINANCIAL STATEMENTS.
Ratio of Net Investment Income to                           (5.27%)(b)
Average Net Assets
Ratio of Expenses to Average Net Assets**                      (c)
Portfolio Turnover***                                          40%


CLASS R(d)                                                 2004
----------                                                 ----
Net Asset Value, Beginning of Period                      $ 13.63
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)                                (0.02)
Net Realized and Unrealized Gains/(Losses)                  (0.42)
Total From Investment Operations                            (0.44)
DISTRIBUTIONS:
Net Investment Income                                          --
Net Realized Gain                                              --
Total Distributions                                            --
Net Asset Value, End of Period                            $ 13.19
Total Return                                                (3.23%)(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                         $     5
Ratio of Expenses to Average Net Assets                      1.94% (b)
Ratio of Net Investment Income to                           (5.14%) (b)
Average Net Assets
Ratio of Expenses to Average Net Assets**                      (c)
Portfolio Turnover***                                          40%


CLASS S(d)                                                 2004
----------                                                 ----
Net Asset Value, Beginning of Period                      $ 13.84
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)                                (0.02)
Net Realized and Unrealized Gains/(Losses)                  (0.42)
Total From Investment Operations                            (0.44)
DISTRIBUTIONS:
Net Investment Income                                          --
Net Realized Gain                                              --
Total Distributions                                            --
Net Asset Value, End of Period                            $ 13.40
Total Return                                                (3.18%)(a)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                         $     3
Ratio of Expenses to Average Net Assets                      1.47%(b)
Ratio of Net Investment Income to                           (4.34%)(b)
Average Net Assets
Ratio of Expenses to Average Net Assets**                        (c)
Portfolio Turnover***                                          40%

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

April 30, 2004

--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on the approval of shareholders, seventeen separate investment portfolios were reorganized as separate investment portfolios of Tamarack. This annual report includes the following three investment portfolios ("Funds"):

-   Tamarack Large Cap Equity Fund ("Large Cap Equity Fund")
    (formerly RBC Large Cap Equity Fund)

-   Tamarack Mid Cap Equity Fund ("Mid Cap Equity Fund")
    (formerly RBC Mid Cap Equity Fund)

-   Tamarack Small Cap Equity Fund ("Small Cap Equity Fund")
    (formerly RBC Small Cap Equity Fund)

Each of the Funds offers five share classes: Class A, Class C, Class R, Class I and Class S shares. Class A shares are offered with a 5.75% maximum front-end sales charge. Class C shares are offered at net asset value (i.e., no front-end sales charge) but are subject to a contingent deferred sales charge ("CDSC") of 1.00% for redemptions within 12 months of purchase. Class R shares are not subject to either a front-end sales charge or CDSC. Class S and Class I shares are closed to new investors.

Voyageur Asset Management Inc. acts as the investment advisor for the Tamarack Funds. The officers of the Tamarack Funds ("Fund Management") are also employees of Voyageur.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING

Summarized below are the significant accounting policies of the Funds. These policies POLICIES conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
The value of an equity security traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange for the security as of the Value Time on the Value Date. If there was no sale on the primary exchange on the Value Date, the last sale on a secondary exchange shall be used. In cases where neither bid prices or closing sale prices are available, Tamarack has established procedures to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security or prices quoted by the exchange do not accurately reflect the value of the security due to pricing changes after the U.S. markets have closed. This report presents information as of April 30, 2004.

INVESTMENT TRANSACTIONS:
Security transactions are accounted for on the date the security is bought or sold ("trade date"). Long-term investment transactions are recorded on a trade date plus one basis, except for on the last day of the annual or semi-annual financial reporting period, when they

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis).

FUND EXPENSES:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple Funds, such as audit or legal fees, are allocated proportionately among each of the Funds based either on the Funds' net assets or on another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees.

FINANCIAL INSTRUMENTS:
FUTURES CONTRACTS - The Funds may enter into futures contracts in an effort to hedge against market risks. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give the Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. However, such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. The Funds recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the fiscal year ended April 30, 2004.

DISTRIBUTIONS TO SHAREHOLDERS:
Each of the Funds pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent in nature, they are reclassified within a Fund's capital accounts based on their federal tax basis treatment.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund, has entered into an investment advisory agreement with Voyageur under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

                                      Annual Rate
                                      -----------
Large Cap Equity Fund                    0.70%
Mid Cap Equity Fund                      0.70%
Small Cap Equity Fund                    0.70%

Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of Large Cap Equity Fund to 0.85%. This expense limitation agreement is in place until May 1, 2005. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Funds and BISYS Fund Services Limited Partnership ("BISYS") serves as sub-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of each Fund's average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources. Prior to April 16, 2004 the Funds paid BISYS an administrative fee equal to an annual rate of 0.15%.

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan. The following chart shows the maximum Plan fee rate for each class.

                            Class A    Class C   Class R
                            -------    -------   -------
12b-1 Plan Fee               0.50%*     1.00%     0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The Distributor is currently voluntarily waiving 0.25% of the Plan fee for Class A. These voluntary waivers will continue until at least March 31, 2005.

On March 24, 2004, all Class B shares of the predecessor funds to Large Cap Equity Fund, Mid Cap Equity Fund, and Small Cap Equity Fund were converted into Class A shares of the predecessor funds. During the fiscal year ended April 30, 2004, the distributor of the predecessor funds (Centura Funds Distributor, Inc., an affiliate of BISYS) received the proceeds of any CDSC imposed on redemptions of Class B shares of the predecessor funds. The following is a summary of the dealer commissions paid to Centura Funds Distributor, Inc. and reallocated to RBC Centura Securities, Inc. and RBC Dain Rauscher Inc. (both affiliates of Voyageur) for Class B shares of the predecessor funds for the year ended April 30, 2004.

                                                 RBC Centura         RBC Dain
                                Distributor    Securities, Inc.    Rauscher Inc.
                                -----------    ----------------    -------------
Large Cap Equity Fund              $16             $1,063              $427
Mid Cap Equity Fund                 19              1,044             1,297
26 Small Cap Equity Fund            62                382               155

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

--------------------------------------------------------------------------------
5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended April 30, 2004 were as follows:

                                                   Purchases           Sales
                                                   ---------           -----
Large Cap Equity Fund                            $149,503,332      $163,958,051
Mid Cap Equity Fund                              $139,093,094      $182,831,156
Small Cap Equity Fund                            $  8,512,041      $ 15,942,850

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund are summarized below:

TAMARACK LARGE CAP EQUITY FUND

                                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                             APRIL 30, 2004        APRIL 30, 2003
                                                             --------------        --------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                $   2,160,504         $   1,538,621
  Proceeds from shares exchanged from Class B                    1,987,261                    --
  Dividends reinvested                                                  --                 7,313
  Cost of shares redeemed                                       (2,533,741)           (2,281,945)
                                                             -------------         -------------
  Change in Class A                                          $   1,614,024         $    (736,011)
                                                             -------------         -------------

CLASS B
  Proceeds from shares issued                                $      18,891         $       9,035
  Dividends reinvested                                                  --                    83
  Cost of shares redeemed                                         (463,535)           (1,176,765)
  Cost of shares exchanged to Class A                           (1,987,261)                   --
                                                             -------------         -------------
  Change in Class B                                          $  (2,431,905)        $  (1,167,647)
                                                             -------------         -------------

CLASS I
  Proceeds from shares issued                                $  13,734,446         $   9,517,062
  Dividends reinvested                                                  --                34,899
  Cost of shares redeemed                                      (27,086,490)          (29,403,728)
                                                             -------------         -------------
  Change in Class I                                          $ (13,352,044)        $ (19,851,767)
                                                             -------------         -------------

CLASS C
  Proceeds from shares issued                                $       3,275         $          --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                               --                    --
                                                             -------------         -------------
  Change in Class C                                          $       3,275         $          --
                                                             -------------         -------------

CLASS R
  Proceeds from shares issued                                $       3,275         $          --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                               --                    --
                                                             -------------         -------------
  Change in Class R                                          $       3,275         $          --
                                                             -------------         -------------

CLASS S
  Proceeds from shares issued                                $      75,766         $          --
  Proceeds from shares issued in connection with merger        196,009,945                    --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                       (1,042,227)                   --
                                                             -------------         -------------
  Change in Class S                                          $ 195,043,484         $          --
                                                             -------------         -------------
Net change from capital transactions                         $ 180,880,109         $ (21,755,425)
                                                             =============         =============

SHARE TRANSACTIONS:
CLASS A
Issued                                                             225,968               185,996
Issued in connection with exchange from Class B                    202,575                    --

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

                                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                             APRIL 30, 2004        APRIL 30, 2003
                                                             --------------        --------------

  Reinvested                                                            --                   840
  Redeemed                                                        (267,598)             (267,940)
                                                             -------------         -------------
  Change in Class A                                                160,945               (81,104)
                                                             -------------         -------------

CLASS B
  Issued                                                            11,459                   897
  Reinvested                                                            --                    10
  Redeemed                                                         (59,888)             (144,837)
  Cost of shares exchanged to Class A                             (211,862)                   --
                                                             -------------         -------------
  Change in Class B                                               (260,291)             (143,930)
                                                             -------------         -------------

CLASS I
  Issued                                                         1,429,324             1,150,135
  Reinvested                                                            --                 4,015
  Redeemed                                                      (2,838,108)           (3,436,715)
                                                             -------------         -------------
  Change in Class I                                             (1,408,784)           (2,282,565)
                                                             -------------         -------------

CLASS C
  Issued                                                               319                    --
  Reinvested                                                            --                    --
  Redeemed                                                              --                    --
                                                             -------------         -------------
  Change in Class C                                                    319                    --
                                                             -------------         -------------

CLASS R
  Issued                                                               319                    --
  Reinvested                                                            --                    --
  Redeemed                                                              --                    --
                                                             -------------         -------------
  Change in Class R                                                    319                    --
                                                             -------------         -------------

CLASS S
  Issued                                                             6,031                    --
  Issued in connection with merger                              18,955,270                    --
  Reinvested                                                            --                    --
  Redeemed                                                         (96,982)                   --
                                                             -------------         -------------
  Change in Class S                                             18,864,319                    --
                                                             -------------         -------------
Net change from share transactions                              17,356,827            (2,507,599)
                                                             =============         =============


TAMARACK MID CAP EQUITY FUND

                                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                             APRIL 30, 2004        APRIL 30, 2003
                                                             --------------        --------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $ 23,573,624         $  16,476,708
  Proceeds from shares exchanged from Class B                    6,045,653                    --
  Dividends reinvested                                                  --               431,044
  Cost of shares redeemed                                      (18,710,085)          (12,374,155)
                                                             -------------         -------------
  Change in Class A                                           $ 10,909,192         $   4,533,597
                                                             -------------         -------------

CLASS B
  Proceeds from shares issued                                 $     20,658         $     101,052
  Dividends reinvested                                                  --                90,507
  Cost of shares redeemed                                       (3,028,018)           (4,386,652)
  Cost of shares exchanged to Class A                           (6,045,653)                   --
                                                             -------------         -------------
  Change in Class B                                           $ (9,053,013)        $  (4,195,093)
                                                             -------------         -------------

CLASS I
  Proceeds from shares issued                                 $ 21,681,784         $  45,322,240
  Dividends reinvested                                                  --               911,284
  Cost of shares redeemed                                      (74,859,941)          (44,195,145)
                                                             -------------         -------------
  Change in Class I                                           $(53,178,157)        $   2,038,379
                                                             -------------         -------------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

                                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                             APRIL 30, 2004        APRIL 30, 2003
                                                             --------------        --------------
CLASS C
  Proceeds from shares issued                                 $      3,025          $         --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                               --                    --
                                                             -------------         -------------
  Change in Class C                                           $      3,025          $         --
                                                             -------------         -------------

CLASS R
  Proceeds from shares issued                                 $      3,025          $         --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                               --                    --
                                                             -------------         -------------
  Change in Class R                                           $      3,025          $         --
                                                             -------------         -------------

CLASS S
  Proceeds from shares issued                                 $      4,370          $         --
  Proceeds from shares issued in connection with merger                 --                    --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                               --                    --
                                                             -------------         -------------
  Change in Class S                                           $      4,370          $         --
                                                             -------------         -------------
Net change from capital transactions                          $(51,311,558)         $  2,376,883
                                                             =============         =============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                         2,096,445             1,732,854
  Issued in connection with exchange from Class B                  506,336                    --
  Reinvested                                                            --                46,444
  Redeemed                                                      (1,668,623)           (1,317,376)
                                                             -------------         -------------
  Change in Class A                                                934,158               461,922
                                                             -------------         -------------

CLASS B
  Issued                                                            47,063                10,344
  Reinvested                                                            --                10,494
  Redeemed                                                        (343,358)             (507,839)
  Cost of shares exchanged to Class A                             (551,611)                   --
                                                             -------------         -------------
  Change in Class B                                               (847,906)             (487,001)
                                                             -------------         -------------

CLASS I
  Issued                                                         1,880,365             4,700,778
  Reinvested                                                            --                96,147
  Redeemed                                                      (6,374,888)           (4,636,559)
                                                             -------------         -------------
  Change in Class I                                             (4,494,523)              160,366
                                                             -------------         -------------

CLASS C
  Issued                                                               242                    --
  Reinvested                                                            --                    --
  Redeemed                                                              --                    --
                                                             -------------         -------------
  Change in Class C                                                    242                    --
                                                             -------------         -------------

CLASS R
  Issued                                                               242                    --
  Reinvested                                                            --                    --
  Redeemed                                                              --                    --
                                                             -------------         -------------
  Change in Class R                                                    242                    --
                                                             -------------         -------------

CLASS S
  Issued                                                               345                    --
  Issued in connection with merger                                      --                    --
  Reinvested                                                            --                    --
  Redeemed                                                              --                    --
                                                             -------------         -------------
  Change in Class S                                                    345                    --
                                                             -------------         -------------
Net change from share transactions                              (4,407,442)              135,287
                                                             =============         =============

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

TAMARACK SMALL CAP EQUITY FUND

                                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                             APRIL 30, 2004        APRIL 30, 2003
                                                             --------------        --------------
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares issued                                 $  2,106,017          $  1,636,622
  Proceeds from shares exchanged from Class B                    2,202,168                    --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                       (2,597,589)           (2,189,243)
                                                              ------------          ------------
  Change in Class A                                           $  1,710,596          $   (552,621)
                                                              ------------          ------------

CLASS B
  Proceeds from shares issued                                 $      3,067          $     60,044
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                         (540,799)             (726,987)
  Cost of shares exchanged to Class A                           (2,202,168)                   --
                                                              ------------          ------------
  Change in Class B                                           $ (2,739,900)         $   (666,943)
                                                              ------------          ------------

CLASS I
  Proceeds from shares issued                                 $  8,599,093          $  9,875,680
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                      (15,037,546)           (8,942,701)
                                                              ------------          ------------
  Change in Class I                                           $ (6,438,453)         $    932,979
                                                              ------------          ------------

CLASS C
  Proceeds from shares issued                                 $      3,275          $         --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                               --                    --
                                                              ------------          ------------
  Change in Class C                                           $      3,275          $         --
                                                              ------------          ------------

CLASS R
  Proceeds from shares issued                                 $      5,275          $         --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                               --                    --
                                                              ------------          ------------
  Change in Class R                                           $      5,275          $         --
                                                              ------------          ------------

CLASS S
  Proceeds from shares issued                                 $      3,275          $         --
  Proceeds from shares issued in connection with merger                 --                    --
  Dividends reinvested                                                  --                    --
  Cost of shares redeemed                                               --                    --
  Change in Class S                                           $      3,275          $         --
                                                              ------------          ------------
Net change from capital transactions                          $ (7,455,932)         $   (286,585)
                                                              ============          ============

SHARE TRANSACTIONS:
CLASS A
  Issued                                                           169,571               161,020
  Issued in connection with exchange from Class B                  170,843                    --
  Reinvested                                                            --                    --
  Redeemed                                                        (203,991)             (222,587)
                                                              ------------          ------------
  Change in Class A                                                136,423               (61,567)
                                                              ------------          ------------

CLASS B
  Issued                                                            11,042                 5,709
  Reinvested                                                            --                    --
  Redeemed                                                         (55,956)              (75,173)
  Cost of shares exchanged to Class A                             (181,547)                   --
                                                              ------------          ------------
  Change in Class B                                               (226,461)              (69,464)
                                                              ------------          ------------

CLASS I
  Issued                                                           664,168               984,976
  Reinvested                                                            --                    --
  Redeemed                                                      (1,234,140)             (897,896)
                                                              ------------          ------------
  Change in Class I                                               (569,972)               87,080
                                                              ------------          ------------

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

                                                           FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                             APRIL 30, 2004        APRIL 30, 2003
                                                             --------------        --------------
CLASS C

Issued                                                                 240                    --
Reinvested                                                              --                    --
Redeemed                                                                --                    --
Change in Class C                                                      240                    --

CLASS R

Issued                                                                 388                    --
Reinvested                                                              --                    --
Redeemed                                                                --                    --
Change in Class R                                                      388                    --

CLASS S

Issued                                                                 237                    --
Issued in connection with merger                                        --                    --
Reinvested                                                              --                    --
Redeemed                                                                --                    --
Change in Class S                                                      237                    --
Net change from share transactions                                (659,145)              (43,951)

--------------------------------------------------------------------------------

7. FUND COMBINATIONS

At a special meeting of shareholders on April 8, 2004, the shareholders of the David L. Babson Growth Fund, Inc. ("Babson Growth Fund") approved an agreement and plan of reorganization regarding the combination of Babson Growth Fund into RBC Large Cap Equity Fund. Effective April 16, 2004, through a tax-free reorganization, the Babson Growth Fund transferred all of its assets to RBC Large Cap Equity Fund, which also assumed all of Babson Growth Fund's liabilities. Voyageur paid the costs associated with the reorganization. The shareholders of Babson Growth Fund received 18,955,270 Class S shares ($10.34 per share) of RBC Large Cap Equity Fund, which had a total value of $196,009,945, in exchange for their shares of Babson Growth Fund ($10.25 per share), which also had a total value of $196,009,945. Babson Growth Fund shareholders received 0.991 RBC Large Cap Equity Fund Class S shares for every
1.000 shares owned of Babson Growth Fund.

--------------------------------------------------------------------------------

8. REORGANIZATION OF RBC FUNDS, INC.

On December 2, 2003, the Board of Directors of RBC Funds, Inc. approved an agreement and plan of reorganization regarding the reorganization of each series of RBC Funds, Inc. (including RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund and RBC Small Cap Equity Fund) as a series of Tamarack. At a special meeting of shareholders on April 8, 2004, the shareholders of each of RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund and RBC Small Cap Equity Fund approved the agreement and plan of reorganization with respect to each fund. Effective April 16, 2004, pursuant to that agreement and plan of reorganization, RBC Large Cap Equity Fund, RBC Mid Cap Equity Fund and RBC Small Cap Equity Fund were reorganized, through a tax-free reorganization, as separate series of Tamarack (Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund, respectively).

--------------------------------------------------------------------------------

9. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gain. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes. As of April 30, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

                                                                                              Net Unrealized
                                 Tax Cost             Unrealized          Unrealized           Appreciation
                               of Securities         Appreciation        Depreciation         (Depreciation)
                               -------------         ------------       -------------         --------------
Large Cap Equity Fund          $214,632,964          $ 24,271,257        ($3,781,459)          $ 20,489,798
Mid Cap Equity Fund            $134,743,938          $ 12,304,917        ($7,095,208)          $  5,209,709
Small Cap Equity Fund          $ 17,313,745          $  4,903,776        ($  523,848)          $  4,379,928


As of April 30, 2004 the components of accumulated earnings/(deficit) on a tax basis was as follows (amounts in thousands):


                                          Large Cap         Mid Cap         Small Cap
                                         Equity Fund      Equity Fund      Equity Fund
                                         -----------      -----------      -----------
Undistributed Ordinary Income           $         --     $         --     $         --
Undistributed Long-Term Capital Gains             --       14,589,567           46,894
Accumulated Earnings                              --       14,589,567           46,894
Distribution Payable                              --               --               --
Accumulated Capital and Other Losses     (54,583,531)              --               --
Unrealized Appreciation (Depreciation)    14,840,451        5,209,709        4,285,985
Total Accumulated Earnings (Deficit)     (39,743,082)      19,799,276        4,332,879

As of April 30, 2004, the following Funds had net capital loss carryforwards and deferred post-October losses to offset future net capital gains or net investment income, if any:

                              Capital Loss                     Deferred Post-
                              Carryforward       Expires       October Losses
                              ------------       -------       --------------
Large Cap Equity Fund          $3,895,359          2011          $       --

As of the latest tax year end of April 30, 2004, the following fund had additional net capital loss carryforwards, subject to certain limitations on availability, to offset future net capital gains, if any, as the successor of a merger. To the extent that these carryovers used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                              Capital Loss
                              Carryforward       Expires
                              ------------       -------
Large Cap Equity Fund         $36,107,652          2009
                               14,580,522          2010

--------------------------------------------------------------------------------

10. DIVIDEND RECEIVED
DEDUCTION

For corporate shareholders no percentage of the total ordinary income distributions paid during the tax year ended April 30, 2004, qualified for the corporate dividend received deduction for the Funds.

--------------------------------------------------------------------------------

11. CHANGE IN AUDITORS

On December 2, 2003, the Board of Directors of RBC Funds, Inc. selected Deloitte & Touche ("Deloitte") as independent auditors of the RBC Funds for the fiscal year ending April 30, 2004. On March 11, 2004, the Tamarack Boad of Trustees selected Deloitte as independent auditors of the Funds. Deloitte has confirmed to the Audit Committee of the Board of Trustees ("Audit Committee") that they are independent auditors with respect to the Funds.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

PricewaterhouseCoopers LLP ("PwC") served as independent auditors of the RBC Funds for the fiscal year ended April 30, 2003. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of a Canadian subsidiary of Royal Bank of Canada, the ultimate parent company of Voyageur. As a result of the PwC affiliate in Canada's provision of these services, PwC resigned as the independent auditors of the RBC Funds effective October 8, 2003. During the RBC Funds' fiscal year ended April 30, 2003, PwC's audit reports concerning the RBC Funds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal year ended April 30, 2003, and through October 8, 2003, there were no disagreements between the RBC Funds and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

--------------------------------------------------------------------------------

12. MARKET TIMING

Tamarack discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. When assessed, the redemption fee is retained by the Fund, not by Fund management. This redemption fee is not charged in cases where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds' prospectus contains a full description of Tamarack's policies on market timing and excessive trading.

--------------------------------------------------------------------------------

13. SOFT DOLLARS

The term soft dollars generally refers to arrangements in which services other than trade execution (such as research and brokerage services) are received from a broker-dealer. The federal securities laws permit a fund adviser to cause the Fund to pay higher commission charges if the adviser believes the charges are reasonable in relation to the brokerage and research services provided to the adviser or to the Fund. Voyageur has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds' securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain circumstances, be in the Funds' best interest.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Large Cap Equity Fund

APRIL 30, 2004

-----------------------------------------------------------------------------------------------------------------------------

SHARES                                            VALUE         SHARES                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.9%                                           RESTAURANTS - 2.5%
ADVERTISING - 1.5%                                               150,900  Starbucks Corp.(b)                        5,863,974
  43,200  Omnicom Group, Inc.             $   3,434,832                                                         -------------
                                          -------------         RETAIL - 10.8%
BANKING & FINANCIAL SERVICES - 11.7%                              79,600  Bed Bath & Beyond, Inc.(b)                2,954,752
  86,000  Fifth Third Bancorp                 4,614,760           76,700  eBay, Inc.(b)                             6,122,194
 172,000  First Data Corp.                    7,807,080           90,300  Home Depot, Inc.                          3,177,657
 261,000  MBNA Corp.                          6,363,180           97,200  Kohl's Corp.(b)                           4,061,988
  72,200  Northern Trust Corp.                3,052,616          135,100  Staples, Inc.                             3,480,176
 135,900  SLM Corp.                           5,206,329          143,200  Walgreen Co.                              4,937,536
                                          -------------                                                         -------------
                                             27,043,965                                                            24,734,303
                                          -------------                                                         -------------

COMMERCIAL SERVICES - 4.0%                                      SOFTWARE - 3.8%
 101,150  Fiserv, Inc.(b)                     3,698,044           79,300  Intuit, Inc.(b)                           3,367,871
 146,400  Paychex, Inc.                       5,457,792          204,800  Microsoft Corp.                           5,318,656
                                          -------------                                                         -------------
                                              9,155,836                                                             8,686,527
                                          -------------                                                         -------------

COMPUTER INDUSTRY - 9.7%                                        SPECIALTY CHEMICAL - 3.0%
 284,400  Cisco Systems, Inc.(b)              5,935,428          230,000  Ecolab, Inc.                              6,854,000
 193,400  Dell, Inc.(b)                       6,712,914                                                         -------------
 212,600  Symantec Corp.(b)                   9,577,630         TOTAL COMMON STOCKS                               227,616,160
                                          -------------         (Cost $207,126,362)                             -------------
                                             22,225,972
                                          -------------

DISTRIBUTION/WHOLESALE - 3.5%                                   INVESTMENT COMPANIES - 0.8%
 210,500  SYSCO Corp.                         8,051,625         1,857,255  Wells Fargo Prime Investment             1,857,255
                                          -------------                    Money Market Fund,                   -------------
                                                                           Investor Class
DIVERSIFIED OPERATIONS - 4.9%

  73,800  Danaher Corp.                       6,827,976
  52,200  United Technologies Corp.           4,502,772         TOTAL INVESTMENT COMPANIES                          1,857,255
                                          -------------         (Cost $1,857,255)                               -------------
                                             11,330,748
                                          -------------

EDUCATION - 3.2%                                                TOTAL INVESTMENTS                                 229,473,415
  80,400  Apollo Group, Inc.-Class A(b)       7,306,752         (Cost $208,983,617)(a)-99.7%
                                          -------------         Other assets in excess of liabilities - 0.3%          588,610
                                                                                                                -------------
ELECTRONIC COMPONENTS/INSTRUMENTS - 2.8%
 242,400  Jabil Circuit, Inc.(b)              6,396,936         NET ASSETS - 100.0%                              $230,062,025
                                          =============                                                          ============

FOOD & BEVERAGES - 3.2%                                         (a) See notes to financial statements for tax basis unrealized
 135,100  PepsiCo, Inc.                       7,361,599         appreciation (depreciation) of securities.
                                          -------------         (b) Non-income producing security.
HEALTH CARE - 21.4%
                                                                SEE NOTES TO FINANCIAL STATEMENTS.
  93,900  Amgen, Inc.(b)                      5,283,753
  96,900  Cardinal Health, Inc.               7,097,925
  84,300  Express Scripts, Inc.(b)            6,519,762
  86,500  Johnson & Johnson, Inc.             4,673,595
 144,300  Medtronic, Inc.                     7,281,378
 209,800  Pfizer, Inc.                        7,502,448
 112,600  Stryker Corp.                      11,139,518
                                          -------------
                                             49,498,379
                                          -------------

INSURANCE - 7.9%

 164,000  AFLAC, Inc.                         6,925,720
  82,400  Ambac Financial Group, Inc.         5,685,600
  79,018  American Intl. Group, Inc.          5,661,640
                                          -------------
                                             18,272,960
                                          -------------

LEISURE - 5.0%

 125,600  Carnival Corp.                      5,359,352
 160,000  International Game Technology       6,038,400
                                          -------------
                                             11,397,752
                                          -------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Mid Cap Equity Fund

APRIL 30, 2004

-----------------------------------------------------------------------------------------------------------------------------

SHARES                                            VALUE         SHARES                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.0%                                             40,000  Express Scripts, Inc.(b)                  3,093,600
BANKING & FINANCIAL SERVICES - 7.1%                              130,000  Health Mgmt. Associates, Inc.             3,006,900
  70,000  Arthur J. Gallagher & Co.        $  2,256,100           50,000  Invitrogen Corp.(b)                       3,611,500
  48,700  Commerce Bancorp, Inc.              2,776,387          101,800  Omnicare, Inc.                            4,222,664
  31,000  Legg Mason, Inc.                    2,853,860           32,000  Patterson Dental Co.(b)                   2,358,400
  50,000  Northern Trust Corp.                2,114,000           34,100  Quest Diagnostics, Inc.                   2,876,335
                                           ------------           50,300  Varian Medical Systems, Inc.(b)           4,317,752
                                             10,000,347                                                          ------------
                                           ------------                                                            29,477,601
                                                                                                                 ------------
BUSINESS EQUIPMENT & SERVICES - 3.3%
  68,300  ChoicePoint, Inc.(b)                2,999,736         INDUSTRIALS - 3.5%
  41,000  FactSet Research Systems, Inc.      1,630,160           60,000  Stericycle, Inc.(b)                       2,869,200
                                           ------------          122,200  Tetra Tech, Inc.(b)                       2,029,742
                                              4,629,896                                                             4,898,942
                                           ------------

COMPUTER INDUSTRY - 8.6%
  65,000  Cognos, Inc.(b)                     2,049,450         RESTAURANTS - 4.2%
  50,000  DST Systems, Inc.(b)                2,207,500           80,300  Brinker International, Inc.(b)            3,088,338
 138,000  Microchip Technology, Inc.          3,866,760           67,300  Cheesecake Factory, Inc.(b)               2,850,155
  87,400  Symantec Corp.(b)                   3,937,370                                                             5,938,493
                                           ------------                                                          ------------
                                             12,061,080
                                           ------------         RETAIL - 17.7%
CONSUMER DISCRETIONARY - 2.8%                                     38,000  Best Buy Co., Inc.                        2,061,500
 100,100  Gentex Corp.                        3,936,933          112,400  Fred's, Inc.                              2,087,268
                                           ------------          169,000  Hot Topic, Inc.(b)                        3,761,940
                                                                  75,000  O'Reilly Automotive, Inc.(b)              3,366,750
CONSUMER GOODS & SERVICES - 2.8%                                  89,000  Petsmart, Inc.                            2,465,300
  71,100  Fastenal Co.                        3,901,257          105,000  Regis Corp.                               4,559,100
                                           ------------          150,000  Ross Stores, Inc.                         4,575,000
CONSUMER STAPLES - 3.1%                                           53,600  Tractor Supply Co.(b)                     2,093,616
  53,700  Whole Foods Market, Inc.            4,295,463                                                          ------------
                                           ------------                                                            24,970,474
                                                                                                                 ------------
DISTRIBUTION/WHOLESALE - 5.0%                                   TELECOMMUNICATIONS EQUIPMENT - 3.0%
  64,900  CDW Corp.                           4,055,601          110,000  Plantronics, Inc.(b)                      4,174,500
  72,100  SCP Pool Corp.(b)                   2,899,141                                                          ------------
                                           ------------         TRANSPORTATION & SHIPPING - 3.1%
                                              6,954,742          108,000  Expeditors International of               4,340,520
                                           ------------                   Washington, Inc.                       ------------
DIVERSIFIED OPERATIONS - 3.5%
  23,000  Danaher Corp.                       2,127,960         TOTAL COMMON STOCKS                               138,826,453
  56,000  Roper Industries, Inc.              2,718,800         (Cost $133,616,744)                              ------------
                                           ------------
                                              4,846,760         INVESTMENT COMPANIES - 0.8%
                                           ------------         1,127,194  Wells Fargo Prime Investment             1,127,194
                                                                           Money Market Fund,                    ------------
EDUCATION - 3.6%                                                           Investor Class
  31,000  Apollo Group, Inc. - Class A(b)     2,817,280
  75,000  DeVry, Inc.(b)                      2,160,000         TOTAL INVESTMENT COMPANIES                          1,127,194
                                           ------------         (Cost $1,127,194)                                ------------
                                              4,977,280
                                           ------------         TOTAL INVESTMENTS                                 139,953,647
ELECTRONIC COMPONENTS/INSTRUMENTS - 4.0%                        (Cost $134,743,938)(a) - 99.8%
 140,000  Jabil Circuit, Inc.(b)              3,694,600         Other assets in excess of liabilities - 0.2%          245,640
 155,000  Symbol Technologies, Inc.           1,860,000                                                          ------------
                                           ------------         NET ASSETS - 100.0%                              $140,199,287
                                              5,554,600                                                          ============
                                           ------------
  99,500  Investors Financial Services        3,867,565
          Corp.                            ------------         (a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
HEALTH CARE - 20.9%                                             (b) Non-income producing security.
  75,000  Apogent Technologies, Inc.(b)       2,431,500
  90,100  Biomet, Inc.                        3,558,950         SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

Small Cap Equity Fund

APRIL 30, 2004

-----------------------------------------------------------------------------------------------------------------------------

SHARES                                            VALUE         SHARES                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.81%                                          INFORMATION TECHNOLOGY - 24.96%
CONSUMER DISCRETIONARY - 10.42%                                    7,000  Actel Corp.(b)                              139,440
  10,600  Catalina Marketing Corp.(b)      $175,748,200            8,200  Acxiom Corp.                                189,748
   5,900  Chico's FAS, Inc.(b)                  240,307           13,200  American Mgmt. Systems, Inc.(b)             254,892
  12,000  Gentex Corp.                          471,960           10,800  ANSYS, Inc.(b)                              400,140
  18,500  RARE Hospitality Int'l., Inc.(b)      506,345           11,100  Autodesk, Inc.                              371,850
  14,900  Shuffle Master, Inc.(b)               487,975            4,600  Black Box Corp.                             234,370
  11,400  Sonic Corp.(b)                        367,878            8,200  Cymer, Inc.(b)                              262,236
                                           ------------            6,700  Global Payments, Inc.                       321,466
                                              2,250,213            7,900  Group 1 Software, Inc.(b)                   179,804
                                           ------------           11,000  Kronos, Inc.(b)                             401,280
                                                                  10,800  Open Text Corp.(b)                          293,436
CONSUMER STAPLES - 5.20%                                          12,100  Photronics, Inc.(b)                         180,169
  24,700  United Natural Foods, Inc.(b)         618,735            8,200  ScanSource, Inc.(b)                         452,886
   6,300  Whole Foods Market, Inc.              503,937           11,300  Serena Software, Inc.(b)                    200,801
                                           ------------           14,400  TriQuint Semiconductor, Inc.(b)              79,056
                                              1,122,672           33,300  Verisity Ltd.(b)                            253,080
                                           ------------           25,700  Verity, Inc.(b)                             318,680
                                                                  18,800  Wind River Systems, Inc.(b)                 175,968
ENERGY - 3.56%                                                     9,300  Zebra Technologies Corp.                    681,596
   8,400  Newfield Exploration Co.(b)           442,512                   Class A(b)                             ------------
  11,700  Patina Oil & Gas Corp.                325,260                                                             5,390,898
                                           ------------                                                          ------------
                                                767,772         MATERIALS - 2.04%
                                           ------------            9,700  Spartech Corp.                              221,257
FINANCIALS - 10.00%                                                4,400  Valspar Corp.                               218,460
  10,400  HCC Insurance Holdings, Inc.          333,008                                                          ------------
  13,100  Hilb, Rogal & Hamilton Co.            469,635                                                               439,717
   6,500  Hudson United Bancorp                 232,245                                                          ------------
  12,400  Investment Technology                 177,692         RETAIL - 3.05%
          Group, Inc.(b)                                          17,750  Fred's, Inc.                                329,618
   9,100  Investors Financial Services Corp.    353,717           14,800  Hot Topic, Inc.(b)                          329,448
  14,900  Raymond James Financial, Inc.         374,288                                                          ------------
   7,400  SEI Investments Co.                   218,448                                                               659,066
                                           ------------                                                          ------------
                                              2,159,033         TRANSPORTATION & SHIPPING - 5.21%
                                           ------------           14,600  Expeditors International of                 586,774
HEALTH CARE - 23.81%                                                      Washington, Inc.
   6,750  Advanced Neuromodulation              183,938           20,900  Knight Transportation, Inc.(b)              538,384
          Systems, Inc.(b)                                                                                       ------------
   9,800  ArthroCare Corp.(b)                   230,398                                                             1,125,158
   7,000  Biosite, Inc.(b)                      277,340                                                          ------------
  11,400  Cooper Cos., Inc. (The)               615,600         TOTAL COMMON STOCKS                                20,904,259
  17,300  Exactech, Inc.(b)                     358,283          (Cost $16,524,330)                              ------------
  24,700  HealthExtras, Inc.(b)                 314,184
   7,000  IDEXX Laboratories, Inc.(b)           428,820         INVESTMENT COMPANIES - 3.22%
  28,950  KV Pharmaceutical Co.                 695,379          695,471  Wells Fargo Prime Investment                695,471
          Class A(b)                                                      Money Market Fund,                     ------------
   7,600  Patterson Dental Co.(b)               560,120                   Investor Class
          Ltd.(b)
   7,300  Pharmaceutical Product                215,861         INVESTMENT COMPANIES                                  695,471
          Development, Inc.(b)                                  (Cost $695,471)                                  ------------
   5,100  Sunrise Senior Living, Inc.(b)        161,160
   7,300  SurModics, Inc.(b)                    163,374         TOTAL INVESTMENTS                                  21,599,730
   7,900  Synovis Life Technologies, Inc.(b)    126,400         (Cost $17,219,801)(a) - 100.03%
   5,300  Taro Pharmaceutical Industries        229,225          Liabilities in excess of other assets - (0.03%)       (6,314)
          Ltd.(b)                                                                                                ------------
   8,400  Vistacare, Inc.(b)                    211,596         NET ASSETS - 100.00%                             $ 21,593,416
  10,600  Young Innovations, Inc.               369,940                                                          ============
                                           ------------
                                              5,141,618         (a) See notes to financial statements for tax basis unrealized
                                           ------------         appreciation (depreciation) of securities.
INDUSTRIALS - 8.56%                                             (b) Non-income producing security.
 11,400  DRS Technologies, Inc.(b)              322,050
  9,700  Simpson Manufacturing Co., Inc.        505,952         SEE NOTES TO FINANCIAL STATEMENTS.
  7,600  Stericycle, Inc.(b)                    363,432
  9,000  Teleflex, Inc.                         410,850
 14,800  Tetra Tech, Inc.(b)                    245,828
                                           ------------
                                              1,848,112
                                           ------------

================================================================================
AUDITORS' OPINION
================================================================================

Report of Independent Registered Public Accounting Firm

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Tamarack Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolios of investments, of the portfolios of Tamarack Funds Trust, which include Large Cap Equity Fund, Mid Cap Equity Fund and Small Cap Equity Fund (collectively the "Funds") as of April 30, 2004, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for periods prior to April 30, 2004 were audited by other auditors whose report, dated June 17, 2003, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2004, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
June 18, 2004

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

T. GERON BELL (62)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (51)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

RONALD JAMES (52)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

JOHN A. MACDONALD (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

H. DAVID RYBOLT (61)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

================================================================================
MANAGEMENT
================================================================================

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (51)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

JAY H. WEIN (71)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (41)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc., (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (43)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer(2).

CHRISTOPHER J. TOMAS (34)
POSITION HELD WITH FUND: Treasurer, Chief Financial Officer, and Principal Accounting Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Finance Manager, RBC Dain Rauscher (2001-present); Compliance Officer, Great Hall Investment Funds, Inc. (2001- 2003); Senior Financial Analyst, RBC Dain Rauscher (1999-2001); Financial Analyst, RBC Dain Rauscher (1997-1999); Treasurer, Chief Financial Officer and Principal Accounting Officer(2).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

================================================================================
MANAGEMENT
================================================================================

Executive Officers(1)

--------------------------------------------------------------------------------

MARTIN A. CRAMER (54)
POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001- 2003).

--------------------------------------------------------------------------------

LAURA M. MORET (50)
POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary(2).

--------------------------------------------------------------------------------

GORDON TELFER (38)
POSITION HELD WITH FUND: Portfolio Strategist; Since March, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Portfolio Manager, Voyageur Asset Management (2003-present); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).

--------------------------------------------------------------------------------

NANCY M. SCINTO (44)
POSITION HELD WITH FUND: Chief Investment Officer, Equity Products; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director and Director of Research, Voyageur Asset Management.

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

================================================================================
SHARE CLASS INFORMATION
================================================================================

--------------------------------------------------------------------------------

The Tamarack Funds offer five share classes, three of which are currently authorized for sale to new investors. These three share classes are the A, C and R classes.

--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Equity Funds are currently subject to a maximum up-front sales charge of 5.75%. A Class shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps.) A Class shares have a higher up front sales charge (load) than C Class shares, but a lower annual expense ratio.

--------------------------------------------------------------------------------

C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries.
C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee.
C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

--------------------------------------------------------------------------------

R CLASS

R Class shares are available for purchase through employer-sponsored or 401k retirement plans. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.

--------------------------------------------------------------------------------

I CLASS

I Class shares and S class shares are currently closed to new investors. Neither of these share classes charges a 12b-1 service and distribution fee.

--------------------------------------------------------------------------------

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

Shareholders Proxy Voting Results

--------------------------------------------------------------------------------

APRIL 8, 2004

On April 8, 2004 a Special Meeting of the shareholders of the RBC Small Cap Equity Fund, RBC Mid Cap Equity Fund and RBC Large Cap Equity Fund, each a separate portfolio of the RBC Funds, Inc. was held. The matters considered at the meeting, together with the actual vote tabulations realting to such matters are as follows:

RBC Large Cap Equity Fund

1. To approve the election of the following individuals to the board of directors of the Company:

                                                  % of                 % of
                       No. of Shares      Outstanding Shares      Shares Present
                       -------------      ------------------      --------------
T. GERON BELL
Affirmative            3,663,952.639                 82.323%             99.823%
Withhold                   6,507.591                   .147%               .177%
   TOTAL               3,670,460.230                 82.470%            100.000%

LUCY HANCOCK BODE
Affirmative            3,663,952.639                 82.323%             99.823%
Withhold                   6,507.591                   .147%               .177%
   TOTAL               3,670,460.230                 82.470%            100.000%

LESLIE H. GARNER, JR.
Affirmative            3,663,952.639                 82.323%             99.823%
Withhold                   6,507.591                   .147%               .177%
   TOTAL               3,670,460.230                 82.470%            100.000%

RONALD JAMES
Affirmative            3,663,952.639                 82.323%             99.823%
Withhold                   6,507.591                   .147%               .177%
   TOTAL               3,670,460.230                 82.470%            100.000%

MICHAEL T. LEE
Affirmative            3,033,699.639                 68.163%             82.652%
Withhold                 636,760.591                 14.307%             17.348%
   TOTAL               3,670,460.230                 82.470%            100.000%

JOHN A. MACDONALD
Affirmative            3,663,952.639                 82.323%             99.823%
Withhold                   6,507.591                   .147%               .177%
   TOTAL               3,670,460.230                 82.470%            100.000%

H. DAVID RYBOLT
Affirmative            3,663,952.639                 82.323%             99.823%
Withhold                   6,507.591                   .147%               .177%
   TOTAL               3,670,460.230                 82.470%            100.000%

JAMES R. SEWARD
Affirmative            3,663,952.639                 82.323%             99.823%
Withhold                   6,507.591                   .147%               .177%
   TOTAL               3,670,460.230                 82.470%            100.000%

JAY H. WEIN
Affirmative            3,663,952.639                 82.323%             99.823%
Withhold                   6,507.591                   .147%               .177%
   TOTAL               3,670,460.230                 82.470%            100.000%


2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

================================================================================
SUPPLEMENTAL INFORMATION
================================================================================

                                                  % of                 % of
                       No. of Shares      Outstanding Shares      Shares Present
                       -------------      ------------------      --------------
Affirmative            2,850,530.993                 64.047%             77.661%
Against                    8,228.170                   .185%               .225%
Abstain                    4,823.067                   .108%               .131%
Broker Non-votes         806,878.000                 18.129%             21.983%
   TOTAL               3,670,460.230                 82.470%            100.000%


3. To approve the modification of the Funds' fundamental investment policies/restrictions in order to update and standardize them and to increase the Funds' investment flexibility to react to future developments.


3.A Diversification

Affirmative            2,851,878.404                 64.077%             77.698%
Against                    7,043.110                   .159%               .192%
Abstain                    4,660.716                   .104%               .127%
Broker Non-votes         806,878.000                 18.129%             21.983%
   TOTAL               3,670,460.230                 82.470%            100.000%


3.B Borrowing

Affirmative            2,851,361.738                 64.066%             77.684%
Against                    7,559.776                   .170%               .206%
Abstain                    4,660.716                   .104%               .127%
Broker Non-votes         806,878.000                 18.129%             21.983%
   TOTAL               3,670,460.230                 82.470%            100.000%


3.C Senior Securities

Affirmative            2,850,792.404                 64.053%             77.669%
Against                    8,129.110                   .183%               .221%
Abstain                    4,660.716                   .104%               .127%
Broker Non-votes         806,878.000                 18.129%             21.983%
   TOTAL               3,670,460.230                 82.470%            100.000%


3.D Underwriting Securities

Affirmative            2,851,878.404                 64.077%             77.698%
Against                    7,043.110                   .159%               .192%
Abstain                    4,660.716                   .104%               .127%
Broker Non-votes         806,878.000                 18.129%             21.983%
   TOTAL               3,670,460.230                 82.470%            100.000%


3.E Real Estate

Affirmative            2,850,792.404                 64.053%             77.669%
Against                    8,129.110                   .183%               .221%
Abstain                    4,660.716                   .104%               .127%
Broker Non-votes         806,878.000                 18.129%             21.983%
   TOTAL               3,670,460.230                 82.470%            100.000%


3.F Making Loans

Affirmative            2,850,792.404                 64.053%             77.669%
Against                    8,129.110                   .183%               .221%
Abstain                    4,660.716                   .104%               .127%
Broker Non-votes         806,878.000                 18.129%             21.983%
   TOTAL               3,670,460.230                 82.470%            100.000%

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SUPPLEMENTAL INFORMATION
================================================================================

3.G Concentration of Investments

                                                  % of                 % of
                       No. of Shares      Outstanding Shares      Shares Present
                       -------------      ------------------      --------------
Affirmative            2,851,878.404                 64.077%             77.698%
Against                    7,043.110                   .159%               .192%
Abstain                    4,660.716                   .104%               .127%
Broker Non-votes         806,878.000                 18.129%             21.983%
   TOTAL               3,670,460.230                 82.470%            100.000%


3.H Commodities

Affirmative            2,851,444.642                 64.068%             77.686%
Against                    7,275.145                   .163%               .199%
Abstain                    4,862.443                   .109%               .132%
Broker Non-votes         806,878.000                 18.129%             21.983%
   TOTAL               3,670,460.230                 82.470%            100.000%


4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative            3,658,070.364                 82.191%             99.662%
Against                   11,635.423                   .262%               .317%
Abstain                      754.443                   .017%               .021%
   TOTAL               3,670,460.230                 82.470%            100.000%


**FUND TOTALS:                SHARES
RECORD TOTAL           4,450,680.926
VOTED SHARES           3,670,460.230
PERCENT PRESENT               82.470%

--------------------------------------------------------------------------------

RBC Mid Cap Equity Fund


1. To approve the election of the following individuals to the board of directors of the Company:

                                                  % of                 % of
                       No. of Shares      Outstanding Shares      Shares Present
                       -------------      ------------------      --------------
T. GERON BELL
Affirmative            7,031,449.990                 57.724%             99.470%
Withhold                  37,478.298                   .307%               .530%
   TOTAL               7,068,928.288                 58.031%            100.000%

LUCY HANCOCK BODE
Affirmative            7,025,285.534                 57.673%             99.383%
Withhold                  43,642.754                   .358%               .617%
   TOTAL               7,068,928.288                 58.031%            100.000%

LESLIE H. GARNER, JR.
Affirmative            7,032,230.534                 57.730%             99.481%
Withhold                  36,697.754                   .301%               .519%
   TOTAL               7,068,928.288                 58.031%            100.000%

RONALD JAMES
Affirmative            7,032,230.534                 57.730%             99.481%
Withhold                  36,697.754                   .301%               .519%
   TOTAL               7,068,928.288                 58.031%            100.000%

MICHAEL T. LEE
Affirmative            6,029,674.611                 49.500%             85.298%
Withhold               1,039,253.677                  8.531%             14.702%
   TOTAL               7,068,928.288                 58.031%            100.000%


44
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SUPPLEMENTAL INFORMATION
================================================================================

                                                  % of                 % of
                       No. of Shares      Outstanding Shares      Shares Present
                       -------------      ------------------      --------------

JOHN A. MACDONALD
Affirmative            7,031,356.859                 57.723%             99.468%
Withhold                  37,571.429                   .308%               .532%
TOTAL                  7,068,928.288                 58.031%            100.000%

H. DAVID RYBOLT
Affirmative            7,032,749.611                 57.734%             99.488%
Withhold                  36,178.677                   .297%               .512%
TOTAL                  7,068,928.288                 58.031%            100.000%

JAMES R. SEWARD
Affirmative            7,032,102.175                 57.729%             99.479%
Withhold                  36,826.113                   .302%               .521%
TOTAL                  7,068,928.288                 58.031%            100.000%

JAY H. WEIN
Affirmative            7,032,622.503                 57.733%             99.486%
Withhold                  36,305.785                   .298%               .514%
TOTAL                  7,068,928.288                 58.031%            100.000%


2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative            6,204,985.636                 50.939%             87.778%
Against                   18,130.499                   .149%               .257%
Abstain                   34,862.153                   .286%               .493%
Broker Non-votes         810,950.000                  6.657%             11.472%
TOTAL                  7,068,928.288                 58.031%            100.000%


3. To approve the modification of the Funds' fundamental investment policies/restrictions in order to update and standardize them and to increase the Funds' investment flexibility to react to future developments.


3.A Diversification

Affirmative            6,192,968.138                 50.840%             87.608%
Against                   14,424.381                   .119%               .204%
Abstain                   50,585.769                   .415%               .716%
Broker Non-votes         810,950.000                  6.657%             11.472%
TOTAL                  7,068,928.288                 58.031%            100.000%

3.B Borrowing

Affirmative            6,189,676.805                 50.813%             87.562%
Against                   19,029.714                   .156%               .269%
Abstain                   49,271.769                   .405%               .697%
Broker Non-votes         810,950.000                  6.657%             11.472%
TOTAL                  7,068,928.288                 58.031%            100.000%

3.C Senior Securities

Affirmative            6,176,108.803                 50.702%             87.370%
Against                   27,969.716                   .229%               .395%
Abstain                   53,899.769                   .443%               .763%
Broker Non-votes         810,950.000                  6.657%             11.472%
TOTAL                  7,068,928.288                 58.031%            100.000%


                                                                              45
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SUPPLEMENTAL INFORMATION
================================================================================


3.D Underwriting Securities

                                                  % of                 % of
                       No. of Shares      Outstanding Shares      Shares Present
                       -------------      ------------------      --------------

Affirmative            6,188,689.455                 50.805%             87.548%
Against                   15,238.064                   .125%               .215%
Abstain                   54,050.769                   .444%               .765%
Broker Non-votes         810,950.000                  6.657%             11.472%
   TOTAL               7,068,928.288                 58.031%            100.000%


3.E Real Estate

Affirmative            6,193,881.805                 50.848%             87.621%
Against                   15,184.714                   .124%               .215%
Abstain                   48,911.769                   .402%               .692%
Broker Non-votes         810,950.000                  6.657%             11.472%
   TOTAL               7,068,928.288                 58.031%            100.000%


3.F Making Loans

Affirmative            6,190,500.981                 50.820%             87.573%
Against                   16,887.538                   .139%               .239%
Abstain                   50,589.769                   .415%               .716%
Broker Non-votes         810,950.000                  6.657%             11.472%
   TOTAL               7,068,928.288                 58.031%            100.000%


3.G Concentration of Investments

Affirmative            6,188,009.805                 50.800%             87.538%
Against                   15,929.714                   .130%               .226%
Abstain                   54,038.769                   .444%               .764%
Broker Non-votes         810,950.000                  6.657%             11.472%
   TOTAL               7,068,928.288                 58.031%            100.000%


3.H Commodities

Affirmative            6,190,535.805                 50.820%             87.574%
Against                   17,053.714                   .140%               .241%
Abstain                   50,388.769                   .414%               .713%
Broker Non-votes         810,950.000                  6.657%             11.472%
   TOTAL               7,068,928.288                 58.031%            100.000%


4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative            7,017,609.993                 57.610%             99.274%
Against                    8,902.953                   .073%               .126%
Abstain                   42,415.342                   .348%               .600%
   TOTAL               7,068,928.288                 58.031%            100.000%


** FUND TOTALS:               SHARES
RECORD TOTAL          12,181,234.990
VOTED SHARES           7,068,928.288
PERCENT PRESENT               58.031%


46
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SUPPLEMENTAL INFORMATION
================================================================================

--------------------------------------------------------------------------------

RBC Small Cap Equity Fund


1. To approve the election of the following individuals to the board of directors of the Company:

                                                  % of                 % of
                       No. of Shares      Outstanding Shares      Shares Present
                       -------------      ------------------      --------------

T. GERON BELL
Affirmative            1,477,016.305                 83.158%             99.891%
Withhold                   1,612.000                   .091%               .109%
TOTAL                  1,478,628.305                 83.249%            100.000%

LUCY HANCOCK BODE
Affirmative            1,477,016.305                 83.158%             99.891%
Withhold                   1,612.000                   .091%               .109%
TOTAL                  1,478,628.305                 83.249%            100.000%

LESLIE H. GARNER, JR.
Affirmative            1,477,016.305                 83.158%             99.891%
Withhold                   1,612.000                   .091%               .109%
TOTAL                  1,478,628.305                 83.249%            100.000%

RONALD JAMES
Affirmative            1,477,016.305                 83.158%             99.891%
Withhold                   1,612.000                   .091%               .109%
TOTAL                  1,478,628.305                 83.249%            100.000%

MICHAEL T. LEE
Affirmative            1,297,589.305                 73.056%             87.756%
Withhold                 181,039.000                 10.193%             12.244%
TOTAL                  1,478,628.305                 83.249%            100.000%

JOHN A. MACDONALD
Affirmative            1,477,016.305                 83.158%             99.891%
Withhold                   1,612.000                   .091%               .109%
TOTAL                  1,478,628.305                 83.249%            100.000%

H. DAVID RYBOLT
Affirmative            1,477,016.305                 83.158%             99.891%
Withhold                   1,612.000                   .091%               .109%
TOTAL                  1,478,628.305                 83.249%            100.000%

JAMES R. SEWARD
Affirmative            1,477,016.305                 83.158%             99.891%
Withhold                   1,612.000                   .091%               .109%
TOTAL                  1,478,628.305                 83.249%            100.000%

JAY H. WEIN
Affirmative            1,477,016.305                 83.158%             99.891%
Withhold                   1,612.000                   .091%               .109%
TOTAL                  1,478,628.305                 83.249%            100.000%


2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative            1,044,676.537                 58.817%             70.652%
Against                    1,228.329                   .069%               .083%
Abstain                    2,695.439                   .152%               .182%
Broker Non-votes         430,028.000                 24.211%             29.083%
TOTAL                  1,478,628.305                 83.249%            100.000%


                                                                              47
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SUPPLEMENTAL INFORMATION
================================================================================


3. To approve the modification of the Funds' fundamental investment policies/restrictions in order to update and standardize them and to increase the Funds' investment flexibility to react to future developments.


3.A Diversification

                                                  % of                 % of
                       No. of Shares      Outstanding Shares      Shares Present
                       -------------      ------------------      --------------

Affirmative            1,040,215.903                 58.566%             70.350%
Against                      915.000                   .051%               .062%
Abstain                    7,469.402                   .421%               .505%
Broker Non-votes         430,028.000                 24.211%             29.083%
   TOTAL               1,478,628.305                 83.249%            100.000%


3.B Borrowing

Affirmative            1,039,117.903                 58.504%             70.276%
Against                    2,013.000                   .113%               .136%
Abstain                    7,469.402                   .421%               .505%
Broker Non-votes         430,028.000                 24.211%             29.083%
   TOTAL               1,478,628.305                 83.249%            100.000%


3.C Senior Securities

Affirmative            1,040,215.903                 58.566%             70.350%
Against                      915.000                   .051%               .062%
Abstain                    7,469.402                   .421%               .505%
Broker Non-votes         430,028.000                 24.211%             29.083%
   TOTAL               1,478,628.305                 83.249%            100.000%


3.D Underwriting Securities

Affirmative            1,039,582.903                 58.530%             70.307%
Against                    1,548.000                   .087%               .105%
Against                    7,469.402                   .421%               .505%
Broker Non-votes         430,028.000                 24.211%             29.083%
   TOTAL               1,478,628.305                 83.249%            100.000%


3.E Real Estate

Affirmative            1,040,215.903                 58.566%             70.350%
Against                      915.000                   .051%               .062%
Abstain                    7,469.402                   .421%               .505%
Broker Non-votes         430,028.000                 24.211%             29.083%
   TOTAL               1,478,628.305                 83.249%            100.000%


3.F Making Loans

Affirmative            1,038,162.903                 58.450%             70.211%
Against                    2,968.000                   .167%               .201%
Abstain                    7,469.402                   .421%               .505%
Broker Non-votes         430,028.000                 24.211%             29.083%
   TOTAL               1,478,628.305                 83.249%            100.000%


3.G Concentration of Investments

Affirmative            1,040,215.903                 58.566%             70.350%
Against                      915.000                   .051%               .062%
Abstain                    7,469.402                   .421%               .505%
Broker Non-votes         430,028.000                 24.211%             29.083%
   TOTAL               1,478,628.305                 83.249%            100.000%

================================================================================

================================================================================


                                                  % of                 % of
                       No. of Shares      Outstanding Shares      Shares Present
                       -------------      ------------------      --------------

Affirmative            1,039,343.903                 58.517%             70.291%
Against                    1,787.000                   .100%               .121%
Abstain                    7,469.402                   .421%               .505%
Broker Non-votes         430,028.000                 24.211%             29.083%
TOTAL                  1,478,628.305                 83.249%            100.000%


4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative            1,475,276.284                 83.060%             99.773%
Against                       90.000                   .005%               .006%
Abstain                    3,262.021                   .184%               .221%
TOTAL                  1,478,628.305                 83.249%            100.000%


** FUND TOTALS:               SHARES
RECORD TOTAL           1,776,152.906
VOTED SHARES           1,478,628.305
PERCENT PRESENT               83.249%














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                                     [PHOTO]

















                                                               ---------------
Tamarack Funds                                               |     PRSRT STD   |
P.O. Box 219757                                              |   U.S. POSTAGE  |
Kansas City, MO 64121-9757                                   |       PAID      |
                                                             | PERMIT NO. 2891 |
                                                             | KANSAS CITY MO. |
                                                               ---------------











TF AR 6/04 Tamarack Distributors Inc.
530972 (6/04)

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11
     (A)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JAY H. WEIN, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         2003     $184,000
         2004     $115,000

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2003     $6,654
         2004     $6,000

         Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2003     $0
         2004     $0

Fees for both years relate to the review of the registrant's tax returns. Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2002     $0
         2003     $0

         Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee ("Committee") shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Funds employ their auditor to render "permissible non-audit services" to the Funds. (A "permissible non-audit service" is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation.) The Committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an "Adviser-affiliated service provider"), employ the Funds' auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor's independence. (See also "Delegation" below.)

     Pre-approval by the Committee of non-audit services is not required so long as:

               (1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

                    (B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

               (2) such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

               (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below).

          (c)  Delegation

               The Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Funds, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. Any pre-approval determination made by a Delegate shall be presented to the full Committee at its next meeting. The Committee shall communicate any pre-approval made by it or a Delegate to the Sub-Administrator, who will ensure that the appropriate disclosure is made in the Funds' periodic reports and other documents as required under the federal securities laws.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4 (b)
         2003     100%
         2004     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (c)

         2003     100%
         2004     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (d)

         2003     100%
         2004     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. Not Applicable.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         2003     $0
         2004     $0

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

{NOTE - THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. FOR PURPOSES OF THIS ITEM, ADOPTION OF PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS, WHERE THE REGISTRANT'S MOST RECENT PROXY DISCLOSURE (IN RESPONSE TO THE REQUIREMENTS OF ITEM 7(D)(2)(II)(G) OF SCHEDULE 14A (17 CFR 240.14A-101)), OR THIS ITEM, INDICATED THAT THE REGISTRANT DID NOT HAVE IN PLACE SUCH PROCEDURES, WILL CONSTITUTE A MATERIAL CHANGE.}

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.


     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

         CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Tamarack Funds, Inc.


By (Signature and Title)*           /s/ Jennifer Lammers
                                    --------------------------------------
                                    Jennifer Lammers, President

Date           7/8/04
     --------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/  Jennifer Lammers
                                    --------------------------------------
                                    Jennifer Lammers, President

Date           7/8/04
     --------------------------

By (Signature and Title)*           /s/  Chris Tomas
                                    --------------------------------------
                                    Chris Tomas, Treasurer

Date           7/8/04
     --------------------------


* Print the name and title of each signing officer under his or her signature.